UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

July 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Arizona Municipal Income Fund

Class A ETAZX

Annual Shareholder Report July 31, 2025

This annual shareholder report contains important information about the Eaton Vance Arizona Municipal Income Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.73%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight exposure to, and security selections in bonds with 17+ years to maturity also hurt performance

↓ An overweight exposure to, and security selections in the special tax sector, which underperformed the Index, also weighed on Index-relative returns

↑ In contrast, an underweight position in bonds with 22+ years remaining to maturity helped as longer-maturity bonds underperformed shorter-maturity bonds

↑ Out-of-Index exposures to variable-rate demand notes — typically considered defensive investments — contributed to returns

↑ An out-of-Index allocation to taxable municipal bonds helped as taxable municipal bonds generally outperformed tax-exempt municipal bonds

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Arizona Municipal Bond Index
7/15	$9,675	$10,000	$10,000
8/15	$9,683	$10,020	$10,020
9/15	$9,732	$10,092	$10,094
10/15	$9,771	$10,132	$10,140
11/15	$9,840	$10,173	$10,169
12/15	$9,941	$10,244	$10,228
1/16	$10,041	$10,366	$10,362
2/16	$10,016	$10,383	$10,381
3/16	$10,084	$10,416	$10,406
4/16	$10,172	$10,492	$10,481
5/16	$10,209	$10,520	$10,496
6/16	$10,350	$10,688	$10,642
7/16	$10,313	$10,694	$10,652
8/16	$10,381	$10,709	$10,649
9/16	$10,343	$10,655	$10,601
10/16	$10,253	$10,544	$10,509
11/16	$9,898	$10,150	$10,157
12/16	$10,009	$10,270	$10,267
1/17	$10,034	$10,337	$10,332
2/17	$10,082	$10,409	$10,412
3/17	$10,108	$10,432	$10,429
4/17	$10,178	$10,507	$10,516
5/17	$10,331	$10,674	$10,672
6/17	$10,292	$10,636	$10,627
7/17	$10,349	$10,722	$10,700
8/17	$10,417	$10,803	$10,773
9/17	$10,399	$10,748	$10,707
10/17	$10,391	$10,775	$10,736
11/17	$10,362	$10,717	$10,665
12/17	$10,496	$10,829	$10,782
1/18	$10,369	$10,702	$10,652
2/18	$10,318	$10,670	$10,617
3/18	$10,366	$10,709	$10,661
4/18	$10,336	$10,671	$10,623
5/18	$10,465	$10,793	$10,735
6/18	$10,483	$10,802	$10,750
7/18	$10,508	$10,828	$10,767
8/18	$10,510	$10,856	$10,790
9/18	$10,457	$10,786	$10,722
10/18	$10,392	$10,719	$10,665
11/18	$10,484	$10,838	$10,779
12/18	$10,587	$10,968	$10,899
1/19	$10,667	$11,051	$10,982
2/19	$10,726	$11,110	$11,037
3/19	$10,863	$11,286	$11,204
4/19	$10,910	$11,328	$11,244
5/19	$11,024	$11,484	$11,384
6/19	$11,059	$11,527	$11,423
7/19	$11,151	$11,619	$11,519
8/19	$11,300	$11,803	$11,691
9/19	$11,220	$11,708	$11,579
10/19	$11,220	$11,729	$11,611
11/19	$11,233	$11,758	$11,637
12/19	$11,259	$11,794	$11,670
1/20	$11,446	$12,006	$11,878
2/20	$11,600	$12,161	$12,036
3/20	$11,219	$11,720	$11,557
4/20	$11,071	$11,573	$11,505
5/20	$11,423	$11,941	$11,861
6/20	$11,473	$12,039	$11,936
7/20	$11,639	$12,242	$12,104
8/20	$11,583	$12,185	$12,052
9/20	$11,586	$12,187	$12,056
10/20	$11,551	$12,151	$12,020
11/20	$11,717	$12,334	$12,198
12/20	$11,788	$12,409	$12,261
1/21	$11,830	$12,488	$12,315
2/21	$11,625	$12,290	$12,139
3/21	$11,681	$12,366	$12,212
4/21	$11,772	$12,469	$12,300
5/21	$11,827	$12,506	$12,330
6/21	$11,846	$12,541	$12,349
7/21	$11,924	$12,645	$12,453
8/21	$11,894	$12,598	$12,420
9/21	$11,793	$12,507	$12,330
10/21	$11,776	$12,471	$12,301
11/21	$11,857	$12,577	$12,397
12/21	$11,865	$12,597	$12,412
1/22	$11,582	$12,253	$12,084
2/22	$11,530	$12,209	$12,051
3/22	$11,222	$11,813	$11,668
4/22	$10,964	$11,486	$11,331
5/22	$11,046	$11,657	$11,490
6/22	$10,922	$11,466	$11,314
7/22	$11,138	$11,769	$11,597
8/22	$10,926	$11,511	$11,362
9/22	$10,579	$11,069	$10,919
10/22	$10,516	$10,977	$10,827
11/22	$10,909	$11,490	$11,299
12/22	$10,921	$11,523	$11,351
1/23	$11,192	$11,854	$11,647
2/23	$10,945	$11,586	$11,392
3/23	$11,158	$11,843	$11,636
4/23	$11,146	$11,816	$11,598
5/23	$11,060	$11,714	$11,502
6/23	$11,150	$11,831	$11,583
7/23	$11,164	$11,878	$11,645
8/23	$11,053	$11,707	$11,488
9/23	$10,778	$11,364	$11,176
10/23	$10,617	$11,267	$11,096
11/23	$11,293	$11,983	$11,754
12/23	$11,564	$12,261	$12,037
1/24	$11,541	$12,198	$11,964
2/24	$11,558	$12,214	$11,989
3/24	$11,549	$12,214	$11,977
4/24	$11,438	$12,062	$11,848
5/24	$11,455	$12,027	$11,831
6/24	$11,641	$12,211	$12,010
7/24	$11,738	$12,323	$12,106
8/24	$11,796	$12,420	$12,201
9/24	$11,906	$12,543	$12,305
10/24	$11,767	$12,360	$12,139
11/24	$11,944	$12,573	$12,339
12/24	$11,778	$12,390	$12,168
1/25	$11,796	$12,452	$12,236
2/25	$11,906	$12,576	$12,356
3/25	$11,699	$12,363	$12,171
4/25	$11,612	$12,263	$12,081
5/25	$11,551	$12,271	$12,084
6/25	$11,624	$12,347	$12,157
7/25	$11,575	$12,322	$12,148

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	(1.40)%	(0.11)%	1.81%
Class A with 3.25% Maximum Sales Charge	(4.57)%	(0.76)%	1.47%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Bloomberg Arizona Municipal Bond Index	0.35%	0.07%	1.96%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$94,173,358
# of Portfolio Holdings	105
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$297,753

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.7%
Transportation	3.6%
Electric Utilities	5.1%
Industrial Development Revenue	6.0%
Housing	8.7%
Water and Sewer	9.8%
Hospital	10.0%
Special Tax Revenue	15.1%
Education	15.7%
General Obligations	21.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.0%
BB	2.6%
BBB	8.2%
A	12.5%
AA	55.3%
AAA	15.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2025

ETAZX-TSR-AR

Eaton Vance Arizona Municipal Income Fund

Class C ECAZX

Annual Shareholder Report July 31, 2025

This annual shareholder report contains important information about the Eaton Vance Arizona Municipal Income Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$146	1.48%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight exposure to, and security selections in bonds with 17+ years to maturity also hurt performance

↓ An overweight exposure to, and security selections in the special tax sector, which underperformed the Index, also weighed on Index-relative returns

↑ In contrast, an underweight position in bonds with 22+ years remaining to maturity helped as longer-maturity bonds underperformed shorter-maturity bonds

↑ Out-of-Index exposures to variable-rate demand notes — typically considered defensive investments — contributed to returns

↑ An out-of-Index allocation to taxable municipal bonds helped as taxable municipal bonds generally outperformed tax-exempt municipal bonds

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg Arizona Municipal Bond Index
7/15	$10,000	$10,000	$10,000
8/15	$9,995	$10,020	$10,020
9/15	$10,047	$10,092	$10,094
10/15	$10,079	$10,132	$10,140
11/15	$10,150	$10,173	$10,169
12/15	$10,249	$10,244	$10,228
1/16	$10,339	$10,366	$10,362
2/16	$10,312	$10,383	$10,381
3/16	$10,370	$10,416	$10,406
4/16	$10,449	$10,492	$10,481
5/16	$10,479	$10,520	$10,496
6/16	$10,624	$10,688	$10,642
7/16	$10,577	$10,694	$10,652
8/16	$10,644	$10,709	$10,649
9/16	$10,596	$10,655	$10,601
10/16	$10,499	$10,544	$10,509
11/16	$10,130	$10,150	$10,157
12/16	$10,238	$10,270	$10,267
1/17	$10,257	$10,337	$10,332
2/17	$10,298	$10,409	$10,412
3/17	$10,318	$10,432	$10,429
4/17	$10,388	$10,507	$10,516
5/17	$10,524	$10,674	$10,672
6/17	$10,485	$10,636	$10,627
7/17	$10,533	$10,722	$10,700
8/17	$10,601	$10,803	$10,773
9/17	$10,580	$10,748	$10,707
10/17	$10,559	$10,775	$10,736
11/17	$10,519	$10,717	$10,665
12/17	$10,647	$10,829	$10,782
1/18	$10,517	$10,702	$10,652
2/18	$10,458	$10,670	$10,617
3/18	$10,496	$10,709	$10,661
4/18	$10,466	$10,671	$10,623
5/18	$10,589	$10,793	$10,735
6/18	$10,592	$10,802	$10,750
7/18	$10,621	$10,828	$10,767
8/18	$10,619	$10,856	$10,790
9/18	$10,556	$10,786	$10,722
10/18	$10,483	$10,719	$10,665
11/18	$10,572	$10,838	$10,779
12/18	$10,672	$10,968	$10,899
1/19	$10,729	$11,051	$10,982
2/19	$10,789	$11,110	$11,037
3/19	$10,929	$11,286	$11,204
4/19	$10,957	$11,328	$11,244
5/19	$11,066	$11,484	$11,384
6/19	$11,104	$11,527	$11,423
7/19	$11,182	$11,619	$11,519
8/19	$11,332	$11,803	$11,691
9/19	$11,245	$11,708	$11,579
10/19	$11,240	$11,729	$11,611
11/19	$11,237	$11,758	$11,637
12/19	$11,256	$11,794	$11,670
1/20	$11,441	$12,006	$11,878
2/20	$11,586	$12,161	$12,036
3/20	$11,198	$11,720	$11,557
4/20	$11,041	$11,573	$11,505
5/20	$11,384	$11,941	$11,861
6/20	$11,425	$12,039	$11,936
7/20	$11,590	$12,242	$12,104
8/20	$11,525	$12,185	$12,052
9/20	$11,512	$12,187	$12,056
10/20	$11,477	$12,151	$12,020
11/20	$11,642	$12,334	$12,198
12/20	$11,701	$12,409	$12,261
1/21	$11,733	$12,488	$12,315
2/21	$11,524	$12,290	$12,139
3/21	$11,569	$12,366	$12,212
4/21	$11,645	$12,469	$12,300
5/21	$11,698	$12,506	$12,330
6/21	$11,710	$12,541	$12,349
7/21	$11,784	$12,645	$12,453
8/21	$11,741	$12,598	$12,420
9/21	$11,635	$12,507	$12,330
10/21	$11,615	$12,471	$12,301
11/21	$11,693	$12,577	$12,397
12/21	$11,683	$12,597	$12,412
1/22	$11,405	$12,253	$12,084
2/22	$11,345	$12,209	$12,051
3/22	$11,035	$11,813	$11,668
4/22	$10,769	$11,486	$11,331
5/22	$10,848	$11,657	$11,490
6/22	$10,712	$11,466	$11,314
7/22	$10,930	$11,769	$11,597
8/22	$10,706	$11,511	$11,362
9/22	$10,364	$11,069	$10,919
10/22	$10,293	$10,977	$10,827
11/22	$10,678	$11,490	$11,299
12/22	$10,673	$11,523	$11,351
1/23	$10,929	$11,854	$11,647
2/23	$10,687	$11,586	$11,392
3/23	$10,879	$11,843	$11,636
4/23	$10,865	$11,816	$11,598
5/23	$10,775	$11,714	$11,502
6/23	$10,861	$11,831	$11,583
7/23	$10,868	$11,878	$11,645
8/23	$10,756	$11,707	$11,488
9/23	$10,479	$11,364	$11,176
10/23	$10,311	$11,267	$11,096
11/23	$10,966	$11,983	$11,754
12/23	$11,220	$12,261	$12,037
1/24	$11,196	$12,198	$11,964
2/24	$11,196	$12,214	$11,989
3/24	$11,183	$12,214	$11,977
4/24	$11,072	$12,062	$11,848
5/24	$11,071	$12,027	$11,831
6/24	$11,252	$12,211	$12,010
7/24	$11,343	$12,323	$12,106
8/24	$11,389	$12,420	$12,201
9/24	$11,492	$12,543	$12,305
10/24	$11,345	$12,360	$12,139
11/24	$11,505	$12,573	$12,339
12/24	$11,335	$12,390	$12,168
1/25	$11,357	$12,452	$12,236
2/25	$11,450	$12,576	$12,356
3/25	$11,255	$12,363	$12,171
4/25	$11,164	$12,263	$12,081
5/25	$11,084	$12,271	$12,084
6/25	$11,155	$12,347	$12,157
7/25	$11,268	$12,322	$12,148

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(2.17)%	(0.87)%	1.20%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(3.13)%	(0.87)%	1.20%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Bloomberg Arizona Municipal Bond Index	0.35%	0.07%	1.96%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$94,173,358
# of Portfolio Holdings	105
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$297,753

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.7%
Transportation	3.6%
Electric Utilities	5.1%
Industrial Development Revenue	6.0%
Housing	8.7%
Water and Sewer	9.8%
Hospital	10.0%
Special Tax Revenue	15.1%
Education	15.7%
General Obligations	21.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.0%
BB	2.6%
BBB	8.2%
A	12.5%
AA	55.3%
AAA	15.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2025

ECAZX-TSR-AR

Eaton Vance Arizona Municipal Income Fund

Class I EIAZX

Annual Shareholder Report July 31, 2025

This annual shareholder report contains important information about the Eaton Vance Arizona Municipal Income Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.53%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight exposure to, and security selections in bonds with 17+ years to maturity also hurt performance

↓ An overweight exposure to, and security selections in the special tax sector, which underperformed the Index, also weighed on Index-relative returns

↑ In contrast, an underweight position in bonds with 22+ years remaining to maturity helped as longer-maturity bonds underperformed shorter-maturity bonds

↑ Out-of-Index exposures to variable-rate demand notes — typically considered defensive investments — contributed to returns

↑ An out-of-Index allocation to taxable municipal bonds helped as taxable municipal bonds generally outperformed tax-exempt municipal bonds

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg Arizona Municipal Bond Index
7/15	$1,000,000	$1,000,000	$1,000,000
8/15	$1,000,992	$1,001,964	$1,002,041
9/15	$1,006,256	$1,009,222	$1,009,368
10/15	$1,010,395	$1,013,234	$1,013,976
11/15	$1,017,761	$1,017,263	$1,016,915
12/15	$1,028,302	$1,024,410	$1,022,790
1/16	$1,037,838	$1,036,633	$1,036,181
2/16	$1,036,461	$1,038,263	$1,038,123
3/16	$1,043,610	$1,041,552	$1,040,647
4/16	$1,052,987	$1,049,211	$1,048,084
5/16	$1,055,905	$1,052,048	$1,049,610
6/16	$1,071,719	$1,068,785	$1,064,150
7/16	$1,066,987	$1,069,438	$1,065,219
8/16	$1,075,243	$1,070,881	$1,064,850
9/16	$1,071,539	$1,065,536	$1,060,116
10/16	$1,062,375	$1,054,357	$1,050,912
11/16	$1,025,806	$1,015,035	$1,015,722
12/16	$1,037,407	$1,026,951	$1,026,693
1/17	$1,040,173	$1,033,721	$1,033,203
2/17	$1,045,345	$1,040,899	$1,041,232
3/17	$1,048,233	$1,043,159	$1,042,936
4/17	$1,055,594	$1,050,728	$1,051,613
5/17	$1,071,671	$1,067,404	$1,067,215
6/17	$1,067,821	$1,063,576	$1,062,671
7/17	$1,073,951	$1,072,181	$1,070,037
8/17	$1,081,157	$1,080,340	$1,077,303
9/17	$1,079,433	$1,074,847	$1,070,721
10/17	$1,078,825	$1,077,471	$1,073,618
11/17	$1,076,011	$1,071,702	$1,066,496
12/17	$1,090,134	$1,082,903	$1,078,150
1/18	$1,077,065	$1,070,154	$1,065,203
2/18	$1,071,990	$1,066,957	$1,061,738
3/18	$1,077,070	$1,070,895	$1,066,059
4/18	$1,074,172	$1,067,073	$1,062,261
5/18	$1,087,751	$1,079,292	$1,073,450
6/18	$1,089,778	$1,080,214	$1,075,042
7/18	$1,092,625	$1,082,835	$1,076,732
8/18	$1,093,037	$1,085,616	$1,079,020
9/18	$1,087,621	$1,078,587	$1,072,201
10/18	$1,081,050	$1,071,945	$1,066,505
11/18	$1,090,794	$1,083,810	$1,077,929
12/18	$1,101,737	$1,096,787	$1,089,881
1/19	$1,110,239	$1,105,077	$1,098,234
2/19	$1,116,532	$1,110,994	$1,103,683
3/19	$1,131,005	$1,128,557	$1,120,375
4/19	$1,136,080	$1,132,798	$1,124,426
5/19	$1,148,173	$1,148,415	$1,138,417
6/19	$1,152,011	$1,152,656	$1,142,294
7/19	$1,161,800	$1,161,945	$1,151,883
8/19	$1,177,491	$1,180,273	$1,169,053
9/19	$1,169,356	$1,170,812	$1,157,932
10/19	$1,169,561	$1,172,910	$1,161,055
11/19	$1,171,072	$1,175,844	$1,163,685
12/19	$1,173,962	$1,179,433	$1,167,027
1/20	$1,193,741	$1,200,624	$1,187,773
2/20	$1,209,957	$1,216,107	$1,203,635
3/20	$1,170,464	$1,171,995	$1,155,675
4/20	$1,155,224	$1,157,286	$1,150,533
5/20	$1,192,194	$1,194,101	$1,186,097
6/20	$1,197,618	$1,203,929	$1,193,582
7/20	$1,215,204	$1,224,206	$1,210,420
8/20	$1,209,525	$1,218,462	$1,205,222
9/20	$1,208,790	$1,218,720	$1,205,578
10/20	$1,206,572	$1,215,059	$1,202,002
11/20	$1,224,120	$1,233,396	$1,219,844
12/20	$1,231,651	$1,240,909	$1,226,098
1/21	$1,236,301	$1,248,817	$1,231,538
2/21	$1,215,075	$1,228,975	$1,213,927
3/21	$1,221,092	$1,236,554	$1,221,201
4/21	$1,230,833	$1,246,926	$1,229,986
5/21	$1,236,760	$1,250,646	$1,233,030
6/21	$1,238,956	$1,254,080	$1,234,921
7/21	$1,247,279	$1,264,481	$1,245,250
8/21	$1,244,365	$1,259,841	$1,242,043
9/21	$1,234,005	$1,250,749	$1,232,998
10/21	$1,232,480	$1,247,091	$1,230,065
11/21	$1,241,147	$1,257,708	$1,239,702
12/21	$1,242,183	$1,259,737	$1,241,167
1/22	$1,212,741	$1,225,254	$1,208,428
2/22	$1,207,527	$1,220,865	$1,205,086
3/22	$1,175,480	$1,181,288	$1,166,781
4/22	$1,148,623	$1,148,614	$1,133,091
5/22	$1,157,400	$1,165,677	$1,149,010
6/22	$1,144,548	$1,146,585	$1,131,424
7/22	$1,167,410	$1,176,880	$1,159,748
8/22	$1,145,359	$1,151,087	$1,136,152
9/22	$1,109,232	$1,106,907	$1,091,936
10/22	$1,102,802	$1,097,702	$1,082,669
11/22	$1,144,233	$1,149,045	$1,129,892
12/22	$1,145,673	$1,152,335	$1,135,088
1/23	$1,174,324	$1,185,436	$1,164,659
2/23	$1,148,587	$1,158,630	$1,139,186
3/23	$1,171,039	$1,184,338	$1,163,560
4/23	$1,170,045	$1,181,632	$1,159,777
5/23	$1,161,238	$1,171,393	$1,150,170
6/23	$1,170,876	$1,183,127	$1,158,253
7/23	$1,172,479	$1,187,807	$1,164,532
8/23	$1,161,025	$1,170,707	$1,148,754
9/23	$1,132,362	$1,136,395	$1,117,615
10/23	$1,115,593	$1,126,725	$1,109,618
11/23	$1,186,881	$1,198,251	$1,175,399
12/23	$1,215,477	$1,226,100	$1,203,656
1/24	$1,213,323	$1,219,838	$1,196,362
2/24	$1,215,299	$1,221,405	$1,198,857
3/24	$1,214,563	$1,221,366	$1,197,690
4/24	$1,203,075	$1,206,240	$1,184,769
5/24	$1,205,087	$1,202,702	$1,183,094
6/24	$1,224,854	$1,221,137	$1,201,041
7/24	$1,235,297	$1,232,267	$1,210,574
8/24	$1,241,552	$1,241,985	$1,220,128
9/24	$1,253,331	$1,254,260	$1,230,501
10/24	$1,238,965	$1,235,972	$1,213,874
11/24	$1,257,736	$1,257,322	$1,233,933
12/24	$1,240,527	$1,239,017	$1,216,777
1/25	$1,242,570	$1,245,227	$1,223,597
2/25	$1,254,435	$1,257,574	$1,235,614
3/25	$1,232,822	$1,236,261	$1,217,104
4/25	$1,223,796	$1,226,301	$1,208,092
5/25	$1,217,569	$1,227,089	$1,208,418
6/25	$1,225,463	$1,234,728	$1,215,664
7/25	$1,220,493	$1,232,234	$1,214,774

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	(1.20)%	0.09%	2.01%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Bloomberg Arizona Municipal Bond Index	0.35%	0.07%	1.96%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$94,173,358
# of Portfolio Holdings	105
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$297,753

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.7%
Transportation	3.6%
Electric Utilities	5.1%
Industrial Development Revenue	6.0%
Housing	8.7%
Water and Sewer	9.8%
Hospital	10.0%
Special Tax Revenue	15.1%
Education	15.7%
General Obligations	21.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.0%
BB	2.6%
BBB	8.2%
A	12.5%
AA	55.3%
AAA	15.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2025

EIAZX-TSR-AR

Eaton Vance Connecticut Municipal Income Fund

Class A ETCTX

Annual Shareholder Report July 31, 2025

This annual shareholder report contains important information about the Eaton Vance Connecticut Municipal Income Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.75%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity detracted from performance relative to the Index during the period

↓ An underweight position and security selection in A-rated bonds hurt Index-relative returns as A-rated bonds generally outperformed higher-rated bonds

↑ In contrast, an underweight exposure to, and security selections in the special tax sector, contributed to the Fund’s performance during the period

↑ An overweight exposure to, and security selections in bonds with 8-12 years remaining to maturity also contributed to performance

↑ Out-of-Index exposures to variable-rate demand notes — typically considered defensive investments — contributed to returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Connecticut Municipal Bond Index
7/15	$9,675	$10,000	$10,000
8/15	$9,674	$10,020	$10,024
9/15	$9,740	$10,092	$10,094
10/15	$9,777	$10,132	$10,129
11/15	$9,824	$10,173	$10,158
12/15	$9,890	$10,244	$10,226
1/16	$10,013	$10,366	$10,351
2/16	$10,032	$10,383	$10,360
3/16	$10,069	$10,416	$10,364
4/16	$10,136	$10,492	$10,431
5/16	$10,135	$10,520	$10,440
6/16	$10,279	$10,688	$10,589
7/16	$10,277	$10,694	$10,597
8/16	$10,353	$10,709	$10,595
9/16	$10,331	$10,655	$10,537
10/16	$10,250	$10,544	$10,418
11/16	$9,951	$10,150	$10,070
12/16	$10,006	$10,270	$10,165
1/17	$10,033	$10,337	$10,226
2/17	$10,080	$10,409	$10,291
3/17	$10,097	$10,432	$10,286
4/17	$10,183	$10,507	$10,378
5/17	$10,271	$10,674	$10,495
6/17	$10,228	$10,636	$10,414
7/17	$10,285	$10,722	$10,486
8/17	$10,332	$10,803	$10,574
9/17	$10,329	$10,748	$10,518
10/17	$10,306	$10,775	$10,554
11/17	$10,252	$10,717	$10,494
12/17	$10,331	$10,829	$10,560
1/18	$10,265	$10,702	$10,466
2/18	$10,222	$10,670	$10,442
3/18	$10,239	$10,709	$10,452
4/18	$10,216	$10,671	$10,433
5/18	$10,295	$10,793	$10,544
6/18	$10,313	$10,802	$10,558
7/18	$10,370	$10,828	$10,604
8/18	$10,395	$10,856	$10,624
9/18	$10,337	$10,786	$10,570
10/18	$10,280	$10,719	$10,528
11/18	$10,369	$10,838	$10,635
12/18	$10,470	$10,968	$10,754
1/19	$10,537	$11,051	$10,846
2/19	$10,586	$11,110	$10,915
3/19	$10,696	$11,286	$11,092
4/19	$10,712	$11,328	$11,141
5/19	$10,833	$11,484	$11,291
6/19	$10,880	$11,527	$11,347
7/19	$10,970	$11,619	$11,457
8/19	$11,113	$11,803	$11,600
9/19	$11,044	$11,708	$11,501
10/19	$11,049	$11,729	$11,537
11/19	$11,053	$11,758	$11,566
12/19	$11,079	$11,794	$11,597
1/20	$11,242	$12,006	$11,791
2/20	$11,366	$12,161	$11,909
3/20	$11,043	$11,720	$11,544
4/20	$10,873	$11,573	$11,389
5/20	$11,149	$11,941	$11,747
6/20	$11,240	$12,039	$11,863
7/20	$11,407	$12,242	$12,065
8/20	$11,364	$12,185	$12,034
9/20	$11,375	$12,187	$12,050
10/20	$11,354	$12,151	$12,028
11/20	$11,500	$12,334	$12,174
12/20	$11,578	$12,409	$12,215
1/21	$11,644	$12,488	$12,266
2/21	$11,467	$12,290	$12,104
3/21	$11,511	$12,366	$12,173
4/21	$11,590	$12,469	$12,240
5/21	$11,634	$12,506	$12,278
6/21	$11,656	$12,541	$12,295
7/21	$11,744	$12,645	$12,403
8/21	$11,707	$12,598	$12,362
9/21	$11,615	$12,507	$12,293
10/21	$11,590	$12,471	$12,250
11/21	$11,678	$12,577	$12,326
12/21	$11,675	$12,597	$12,336
1/22	$11,411	$12,253	$12,034
2/22	$11,352	$12,209	$11,997
3/22	$11,063	$11,813	$11,644
4/22	$10,798	$11,486	$11,389
5/22	$10,897	$11,657	$11,549
6/22	$10,723	$11,466	$11,441
7/22	$10,998	$11,769	$11,718
8/22	$10,720	$11,511	$11,493
9/22	$10,362	$11,069	$11,137
10/22	$10,304	$10,977	$11,084
11/22	$10,803	$11,490	$11,507
12/22	$10,803	$11,523	$11,554
1/23	$11,082	$11,854	$11,824
2/23	$10,826	$11,586	$11,596
3/23	$11,049	$11,843	$11,848
4/23	$11,038	$11,816	$11,790
5/23	$10,933	$11,714	$11,687
6/23	$11,017	$11,831	$11,786
7/23	$11,043	$11,878	$11,813
8/23	$10,903	$11,707	$11,699
9/23	$10,598	$11,364	$11,405
10/23	$10,446	$11,267	$11,363
11/23	$11,153	$11,983	$11,945
12/23	$11,431	$12,261	$12,181
1/24	$11,411	$12,198	$12,123
2/24	$11,427	$12,214	$12,140
3/24	$11,419	$12,214	$12,135
4/24	$11,314	$12,062	$12,000
5/24	$11,306	$12,027	$11,918
6/24	$11,469	$12,211	$12,090
7/24	$11,558	$12,323	$12,210
8/24	$11,624	$12,420	$12,319
9/24	$11,740	$12,543	$12,426
10/24	$11,586	$12,360	$12,246
11/24	$11,764	$12,573	$12,400
12/24	$11,608	$12,390	$12,269
1/25	$11,661	$12,452	$12,364
2/25	$11,777	$12,576	$12,481
3/25	$11,546	$12,363	$12,321
4/25	$11,516	$12,263	$12,241
5/25	$11,458	$12,271	$12,302
6/25	$11,563	$12,347	$12,421
7/25	$11,522	$12,322	$12,433

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	(0.36)%	0.19%	1.76%
Class A with 3.25% Maximum Sales Charge	(3.61)%	(0.47)%	1.43%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Bloomberg Connecticut Municipal Bond Index	1.83%	0.60%	2.20%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$123,463,306
# of Portfolio Holdings	156
Portfolio Turnover Rate	86%
Total Advisory Fees Paid	$421,248

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.1%
Special Tax Revenue	3.2%
Student Loan	3.2%
Senior Living/Life Care	3.4%
Hospital	8.3%
Housing	12.9%
Education	27.0%
General Obligations	36.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	7.4%
BB	1.2%
BBB	5.1%
A	15.7%
AA	42.8%
AAA	27.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2025

ETCTX-TSR-AR

Eaton Vance Connecticut Municipal Income Fund

Class C ECCTX

Annual Shareholder Report July 31, 2025

This annual shareholder report contains important information about the Eaton Vance Connecticut Municipal Income Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	1.50%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity detracted from performance relative to the Index during the period

↓ An underweight position and security selection in A-rated bonds hurt Index-relative returns as A-rated bonds generally outperformed higher-rated bonds

↑ In contrast, an underweight exposure to, and security selections in the special tax sector, contributed to the Fund’s performance during the period

↑ An overweight exposure to, and security selections in bonds with 8-12 years remaining to maturity also contributed to performance

↑ Out-of-Index exposures to variable-rate demand notes — typically considered defensive investments — contributed to returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg Connecticut Municipal Bond Index
7/15	$10,000	$10,000	$10,000
8/15	$9,992	$10,020	$10,024
9/15	$10,054	$10,092	$10,094
10/15	$10,086	$10,132	$10,129
11/15	$10,139	$10,173	$10,158
12/15	$10,191	$10,244	$10,226
1/16	$10,311	$10,366	$10,351
2/16	$10,324	$10,383	$10,360
3/16	$10,356	$10,416	$10,364
4/16	$10,419	$10,492	$10,431
5/16	$10,421	$10,520	$10,440
6/16	$10,553	$10,688	$10,589
7/16	$10,554	$10,694	$10,597
8/16	$10,615	$10,709	$10,595
9/16	$10,586	$10,655	$10,537
10/16	$10,496	$10,544	$10,418
11/16	$10,182	$10,150	$10,070
12/16	$10,243	$10,270	$10,165
1/17	$10,253	$10,337	$10,226
2/17	$10,295	$10,409	$10,291
3/17	$10,316	$10,432	$10,286
4/17	$10,388	$10,507	$10,378
5/17	$10,471	$10,674	$10,495
6/17	$10,431	$10,636	$10,414
7/17	$10,473	$10,722	$10,486
8/17	$10,514	$10,803	$10,574
9/17	$10,504	$10,748	$10,518
10/17	$10,473	$10,775	$10,554
11/17	$10,412	$10,717	$10,494
12/17	$10,486	$10,829	$10,560
1/18	$10,411	$10,702	$10,466
2/18	$10,372	$10,670	$10,442
3/18	$10,373	$10,709	$10,452
4/18	$10,353	$10,671	$10,433
5/18	$10,417	$10,793	$10,544
6/18	$10,439	$10,802	$10,558
7/18	$10,479	$10,828	$10,604
8/18	$10,508	$10,856	$10,624
9/18	$10,433	$10,786	$10,570
10/18	$10,368	$10,719	$10,528
11/18	$10,452	$10,838	$10,635
12/18	$10,547	$10,968	$10,754
1/19	$10,608	$11,051	$10,846
2/19	$10,651	$11,110	$10,915
3/19	$10,756	$11,286	$11,092
4/19	$10,776	$11,328	$11,141
5/19	$10,891	$11,484	$11,291
6/19	$10,931	$11,527	$11,347
7/19	$11,004	$11,619	$11,457
8/19	$11,152	$11,803	$11,600
9/19	$11,075	$11,708	$11,501
10/19	$11,062	$11,729	$11,537
11/19	$11,070	$11,758	$11,566
12/19	$11,088	$11,794	$11,597
1/20	$11,245	$12,006	$11,791
2/20	$11,352	$12,161	$11,909
3/20	$11,021	$11,720	$11,544
4/20	$10,843	$11,573	$11,389
5/20	$11,124	$11,941	$11,747
6/20	$11,208	$12,039	$11,863
7/20	$11,357	$12,242	$12,065
8/20	$11,318	$12,185	$12,034
9/20	$11,312	$12,187	$12,050
10/20	$11,283	$12,151	$12,028
11/20	$11,421	$12,334	$12,174
12/20	$11,492	$12,409	$12,215
1/21	$11,550	$12,488	$12,266
2/21	$11,367	$12,290	$12,104
3/21	$11,404	$12,366	$12,173
4/21	$11,475	$12,469	$12,240
5/21	$11,511	$12,506	$12,278
6/21	$11,526	$12,541	$12,295
7/21	$11,606	$12,645	$12,403
8/21	$11,562	$12,598	$12,362
9/21	$11,463	$12,507	$12,293
10/21	$11,431	$12,471	$12,250
11/21	$11,511	$12,577	$12,326
12/21	$11,512	$12,597	$12,336
1/22	$11,232	$12,253	$12,034
2/22	$11,168	$12,209	$11,997
3/22	$10,887	$11,813	$11,644
4/22	$10,606	$11,486	$11,389
5/22	$10,709	$11,657	$11,549
6/22	$10,531	$11,466	$11,441
7/22	$10,794	$11,769	$11,718
8/22	$10,514	$11,511	$11,493
9/22	$10,144	$11,069	$11,137
10/22	$10,092	$10,977	$11,084
11/22	$10,564	$11,490	$11,507
12/22	$10,569	$11,523	$11,554
1/23	$10,824	$11,854	$11,824
2/23	$10,567	$11,586	$11,596
3/23	$10,779	$11,843	$11,848
4/23	$10,773	$11,816	$11,790
5/23	$10,651	$11,714	$11,687
6/23	$10,727	$11,831	$11,786
7/23	$10,757	$11,878	$11,813
8/23	$10,614	$11,707	$11,699
9/23	$10,297	$11,364	$11,405
10/23	$10,154	$11,267	$11,363
11/23	$10,826	$11,983	$11,945
12/23	$11,089	$12,261	$12,181
1/24	$11,074	$12,198	$12,123
2/24	$11,071	$12,214	$12,140
3/24	$11,057	$12,214	$12,135
4/24	$10,960	$12,062	$12,000
5/24	$10,944	$12,027	$11,918
6/24	$11,084	$12,211	$12,090
7/24	$11,176	$12,323	$12,210
8/24	$11,232	$12,420	$12,319
9/24	$11,326	$12,543	$12,426
10/24	$11,169	$12,360	$12,246
11/24	$11,334	$12,573	$12,400
12/24	$11,189	$12,390	$12,269
1/25	$11,232	$12,452	$12,364
2/25	$11,326	$12,576	$12,481
3/25	$11,107	$12,363	$12,321
4/25	$11,071	$12,263	$12,241
5/25	$11,008	$12,271	$12,302
6/25	$11,103	$12,347	$12,421
7/25	$11,219	$12,322	$12,433

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(1.22)%	(0.57)%	1.16%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(2.18)%	(0.57)%	1.16%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Bloomberg Connecticut Municipal Bond Index	1.83%	0.60%	2.20%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$123,463,306
# of Portfolio Holdings	156
Portfolio Turnover Rate	86%
Total Advisory Fees Paid	$421,248

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.1%
Special Tax Revenue	3.2%
Student Loan	3.2%
Senior Living/Life Care	3.4%
Hospital	8.3%
Housing	12.9%
Education	27.0%
General Obligations	36.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	7.4%
BB	1.2%
BBB	5.1%
A	15.7%
AA	42.8%
AAA	27.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2025

ECCTX-TSR-AR

Eaton Vance Connecticut Municipal Income Fund

Class I EICTX

Annual Shareholder Report July 31, 2025

This annual shareholder report contains important information about the Eaton Vance Connecticut Municipal Income Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	0.56%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity detracted from performance relative to the Index during the period

↓ An underweight position and security selection in A-rated bonds hurt Index-relative returns as A-rated bonds generally outperformed higher-rated bonds

↑ In contrast, an underweight exposure to, and security selections in the special tax sector, contributed to the Fund’s performance during the period

↑ An overweight exposure to, and security selections in bonds with 8-12 years remaining to maturity also contributed to performance

↑ Out-of-Index exposures to variable-rate demand notes — typically considered defensive investments — contributed to returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg Connecticut Municipal Bond Index
7/15	$1,000,000	$1,000,000	$1,000,000
8/15	$1,000,065	$1,001,964	$1,002,435
9/15	$1,007,032	$1,009,222	$1,009,402
10/15	$1,011,028	$1,013,234	$1,012,902
11/15	$1,017,040	$1,017,263	$1,015,840
12/15	$1,023,058	$1,024,410	$1,022,634
1/16	$1,035,933	$1,036,633	$1,035,123
2/16	$1,038,056	$1,038,263	$1,035,960
3/16	$1,042,136	$1,041,552	$1,036,361
4/16	$1,049,227	$1,049,211	$1,043,103
5/16	$1,049,266	$1,052,048	$1,043,969
6/16	$1,064,410	$1,068,785	$1,058,863
7/16	$1,064,319	$1,069,438	$1,059,694
8/16	$1,072,360	$1,070,881	$1,059,529
9/16	$1,070,295	$1,065,536	$1,053,687
10/16	$1,062,072	$1,054,357	$1,041,789
11/16	$1,031,264	$1,015,035	$1,007,030
12/16	$1,037,177	$1,026,951	$1,016,450
1/17	$1,040,117	$1,033,721	$1,022,637
2/17	$1,045,160	$1,040,899	$1,029,097
3/17	$1,048,111	$1,043,159	$1,028,589
4/17	$1,056,247	$1,050,728	$1,037,808
5/17	$1,065,461	$1,067,404	$1,049,471
6/17	$1,062,230	$1,063,576	$1,041,357
7/17	$1,067,330	$1,072,181	$1,048,570
8/17	$1,072,399	$1,080,340	$1,057,393
9/17	$1,072,250	$1,074,847	$1,051,787
10/17	$1,069,991	$1,077,471	$1,055,363
11/17	$1,064,592	$1,071,702	$1,049,379
12/17	$1,072,952	$1,082,903	$1,055,974
1/18	$1,066,273	$1,070,154	$1,046,591
2/18	$1,063,040	$1,066,957	$1,044,178
3/18	$1,063,991	$1,070,895	$1,045,180
4/18	$1,061,710	$1,067,073	$1,043,324
5/18	$1,070,160	$1,079,292	$1,054,368
6/18	$1,072,207	$1,080,214	$1,055,770
7/18	$1,078,282	$1,082,835	$1,060,403
8/18	$1,081,076	$1,085,616	$1,062,377
9/18	$1,075,255	$1,078,587	$1,057,026
10/18	$1,069,427	$1,071,945	$1,052,803
11/18	$1,078,919	$1,083,810	$1,063,513
12/18	$1,089,571	$1,096,787	$1,075,371
1/19	$1,096,797	$1,105,077	$1,084,570
2/19	$1,101,973	$1,110,994	$1,091,535
3/19	$1,113,668	$1,128,557	$1,109,169
4/19	$1,115,501	$1,132,798	$1,114,110
5/19	$1,129,433	$1,148,415	$1,129,075
6/19	$1,134,492	$1,152,656	$1,134,684
7/19	$1,142,925	$1,161,945	$1,145,723
8/19	$1,159,170	$1,180,273	$1,160,014
9/19	$1,151,006	$1,170,812	$1,150,087
10/19	$1,151,706	$1,172,910	$1,153,717
11/19	$1,153,474	$1,175,844	$1,156,583
12/19	$1,155,189	$1,179,433	$1,159,694
1/20	$1,173,597	$1,200,624	$1,179,060
2/20	$1,185,570	$1,216,107	$1,190,878
3/20	$1,152,073	$1,171,995	$1,154,420
4/20	$1,134,493	$1,157,286	$1,138,909
5/20	$1,164,664	$1,194,101	$1,174,740
6/20	$1,174,371	$1,203,929	$1,186,328
7/20	$1,190,902	$1,224,206	$1,206,515
8/20	$1,187,736	$1,218,462	$1,203,384
9/20	$1,188,015	$1,218,720	$1,205,017
10/20	$1,185,948	$1,215,059	$1,202,779
11/20	$1,201,438	$1,233,396	$1,217,434
12/20	$1,209,796	$1,240,909	$1,221,523
1/21	$1,216,888	$1,248,817	$1,226,596
2/21	$1,198,570	$1,228,975	$1,210,352
3/21	$1,203,412	$1,236,554	$1,217,260
4/21	$1,211,784	$1,246,926	$1,224,004
5/21	$1,216,619	$1,250,646	$1,227,765
6/21	$1,219,171	$1,254,080	$1,229,494
7/21	$1,228,559	$1,264,481	$1,240,336
8/21	$1,224,937	$1,259,841	$1,236,170
9/21	$1,215,440	$1,250,749	$1,229,329
10/21	$1,213,002	$1,247,091	$1,225,045
11/21	$1,222,440	$1,257,708	$1,232,550
12/21	$1,223,561	$1,259,737	$1,233,647
1/22	$1,194,884	$1,225,254	$1,203,366
2/22	$1,188,939	$1,220,865	$1,199,689
3/22	$1,160,092	$1,181,288	$1,164,441
4/22	$1,131,252	$1,148,614	$1,138,869
5/22	$1,141,898	$1,165,677	$1,154,912
6/22	$1,125,036	$1,146,585	$1,144,057
7/22	$1,152,778	$1,176,880	$1,171,835
8/22	$1,123,879	$1,151,087	$1,149,285
9/22	$1,086,504	$1,106,907	$1,113,670
10/22	$1,080,633	$1,097,702	$1,108,397
11/22	$1,133,111	$1,149,045	$1,150,657
12/22	$1,134,560	$1,152,335	$1,155,434
1/23	$1,162,774	$1,185,436	$1,182,400
2/23	$1,136,129	$1,158,630	$1,159,603
3/23	$1,159,707	$1,184,338	$1,184,760
4/23	$1,158,757	$1,181,632	$1,179,001
5/23	$1,147,914	$1,171,393	$1,168,722
6/23	$1,156,929	$1,183,127	$1,178,626
7/23	$1,159,874	$1,187,807	$1,181,282
8/23	$1,146,625	$1,170,707	$1,169,859
9/23	$1,113,453	$1,136,395	$1,140,542
10/23	$1,097,710	$1,126,725	$1,136,333
11/23	$1,172,221	$1,198,251	$1,194,493
12/23	$1,201,617	$1,226,100	$1,218,139
1/24	$1,199,656	$1,219,838	$1,212,253
2/24	$1,201,556	$1,221,405	$1,214,020
3/24	$1,200,977	$1,221,366	$1,213,528
4/24	$1,191,378	$1,206,240	$1,200,034
5/24	$1,190,711	$1,202,702	$1,191,766
6/24	$1,206,757	$1,221,137	$1,208,980
7/24	$1,217,703	$1,232,267	$1,221,022
8/24	$1,224,802	$1,241,985	$1,231,923
9/24	$1,235,980	$1,254,260	$1,242,619
10/24	$1,219,947	$1,235,972	$1,224,560
11/24	$1,238,827	$1,257,322	$1,239,985
12/24	$1,224,003	$1,239,017	$1,226,926
1/25	$1,228,479	$1,245,227	$1,236,421
2/25	$1,240,895	$1,257,574	$1,248,084
3/25	$1,216,706	$1,236,261	$1,232,143
4/25	$1,215,020	$1,226,301	$1,224,120
5/25	$1,207,839	$1,227,089	$1,230,206
6/25	$1,219,120	$1,234,728	$1,242,065
7/25	$1,214,506	$1,232,234	$1,243,348

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	(0.26)%	0.39%	1.96%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Bloomberg Connecticut Municipal Bond Index	1.83%	0.60%	2.20%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$123,463,306
# of Portfolio Holdings	156
Portfolio Turnover Rate	86%
Total Advisory Fees Paid	$421,248

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.1%
Special Tax Revenue	3.2%
Student Loan	3.2%
Senior Living/Life Care	3.4%
Hospital	8.3%
Housing	12.9%
Education	27.0%
General Obligations	36.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	7.4%
BB	1.2%
BBB	5.1%
A	15.7%
AA	42.8%
AAA	27.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2025

EICTX-TSR-AR

Eaton Vance Minnesota Municipal Income Fund

Class A ETMNX

Annual Shareholder Report July 31, 2025

This annual shareholder report contains important information about the Eaton Vance Minnesota Municipal Income Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	0.72%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in local general obligation bonds, which underperformed the Index during the period, hurt performance

↓ An overweight allocation to, and security selections in bonds with 4% coupon rates also detracted from Index-relative returns

↓ An overweight exposure to, and security selections in bonds with 17+ years to maturity also hurt performance during the period

↑ In contrast, security selections in the electric sector, which outperformed the Index during the period, contributed to the Fund’s performance

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

↑ Security selections in bonds with 8-12 years remaining to maturity also contributed to performance

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Minnesota Municipal Bond Index
7/15	$9,675	$10,000	$10,000
8/15	$9,690	$10,020	$10,031
9/15	$9,747	$10,092	$10,099
10/15	$9,783	$10,132	$10,130
11/15	$9,822	$10,173	$10,146
12/15	$9,878	$10,244	$10,196
1/16	$9,964	$10,366	$10,314
2/16	$9,956	$10,383	$10,334
3/16	$9,991	$10,416	$10,348
4/16	$10,067	$10,492	$10,410
5/16	$10,080	$10,520	$10,419
6/16	$10,218	$10,688	$10,563
7/16	$10,199	$10,694	$10,568
8/16	$10,223	$10,709	$10,573
9/16	$10,173	$10,655	$10,515
10/16	$10,081	$10,544	$10,427
11/16	$9,751	$10,150	$10,049
12/16	$9,859	$10,270	$10,165
1/17	$9,882	$10,337	$10,237
2/17	$9,926	$10,409	$10,327
3/17	$9,948	$10,432	$10,347
4/17	$10,013	$10,507	$10,419
5/17	$10,174	$10,674	$10,546
6/17	$10,133	$10,636	$10,504
7/17	$10,177	$10,722	$10,586
8/17	$10,241	$10,803	$10,641
9/17	$10,199	$10,748	$10,585
10/17	$10,200	$10,775	$10,605
11/17	$10,168	$10,717	$10,522
12/17	$10,266	$10,829	$10,626
1/18	$10,115	$10,702	$10,516
2/18	$10,063	$10,670	$10,490
3/18	$10,116	$10,709	$10,516
4/18	$10,072	$10,671	$10,487
5/18	$10,182	$10,793	$10,580
6/18	$10,182	$10,802	$10,590
7/18	$10,192	$10,828	$10,619
8/18	$10,214	$10,856	$10,631
9/18	$10,147	$10,786	$10,565
10/18	$10,080	$10,719	$10,513
11/18	$10,180	$10,838	$10,631
12/18	$10,302	$10,968	$10,771
1/19	$10,379	$11,051	$10,854
2/19	$10,435	$11,110	$10,911
3/19	$10,567	$11,286	$11,062
4/19	$10,598	$11,328	$11,084
5/19	$10,718	$11,484	$11,219
6/19	$10,760	$11,527	$11,267
7/19	$10,847	$11,619	$11,360
8/19	$11,013	$11,803	$11,517
9/19	$10,930	$11,708	$11,416
10/19	$10,926	$11,729	$11,439
11/19	$10,934	$11,758	$11,464
12/19	$10,965	$11,794	$11,490
1/20	$11,129	$12,006	$11,681
2/20	$11,239	$12,161	$11,804
3/20	$10,948	$11,720	$11,508
4/20	$10,817	$11,573	$11,386
5/20	$11,144	$11,941	$11,749
6/20	$11,184	$12,039	$11,790
7/20	$11,326	$12,242	$11,953
8/20	$11,285	$12,185	$11,894
9/20	$11,290	$12,187	$11,904
10/20	$11,249	$12,151	$11,876
11/20	$11,383	$12,334	$12,028
12/20	$11,422	$12,409	$12,078
1/21	$11,461	$12,488	$12,122
2/21	$11,305	$12,290	$11,956
3/21	$11,344	$12,366	$12,014
4/21	$11,419	$12,469	$12,107
5/21	$11,446	$12,506	$12,122
6/21	$11,463	$12,541	$12,143
7/21	$11,549	$12,645	$12,244
8/21	$11,517	$12,598	$12,195
9/21	$11,439	$12,507	$12,113
10/21	$11,419	$12,471	$12,068
11/21	$11,481	$12,577	$12,162
12/21	$11,484	$12,597	$12,181
1/22	$11,239	$12,253	$11,869
2/22	$11,195	$12,209	$11,837
3/22	$10,938	$11,813	$11,488
4/22	$10,717	$11,486	$11,205
5/22	$10,851	$11,657	$11,346
6/22	$10,728	$11,466	$11,190
7/22	$10,935	$11,769	$11,459
8/22	$10,738	$11,511	$11,244
9/22	$10,411	$11,069	$10,856
10/22	$10,359	$10,977	$10,764
11/22	$10,740	$11,490	$11,241
12/22	$10,749	$11,523	$11,284
1/23	$10,998	$11,854	$11,568
2/23	$10,791	$11,586	$11,336
3/23	$10,970	$11,843	$11,575
4/23	$10,944	$11,816	$11,530
5/23	$10,846	$11,714	$11,407
6/23	$10,931	$11,831	$11,467
7/23	$10,940	$11,878	$11,531
8/23	$10,819	$11,707	$11,387
9/23	$10,479	$11,364	$11,033
10/23	$10,323	$11,267	$10,968
11/23	$11,052	$11,983	$11,633
12/23	$11,290	$12,261	$11,857
1/24	$11,268	$12,198	$11,788
2/24	$11,273	$12,214	$11,815
3/24	$11,252	$12,214	$11,795
4/24	$11,145	$12,062	$11,655
5/24	$11,150	$12,027	$11,586
6/24	$11,292	$12,211	$11,775
7/24	$11,372	$12,323	$11,898
8/24	$11,427	$12,420	$11,990
9/24	$11,546	$12,543	$12,102
10/24	$11,387	$12,360	$11,922
11/24	$11,596	$12,573	$12,108
12/24	$11,410	$12,390	$11,942
1/25	$11,402	$12,452	$12,010
2/25	$11,535	$12,576	$12,136
3/25	$11,283	$12,363	$11,942
4/25	$11,198	$12,263	$11,854
5/25	$11,114	$12,271	$11,890
6/25	$11,184	$12,347	$11,953
7/25	$11,087	$12,322	$11,954

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	(2.52)%	(0.43)%	1.37%
Class A with 3.25% Maximum Sales Charge	(5.65)%	(1.08)%	1.04%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Bloomberg Minnesota Municipal Bond Index	0.47%	0.00%Footnote Reference*	1.80%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$219,120,177
# of Portfolio Holdings	139
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$932,891

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	11.0%
Special Tax Revenue	3.8%
Transportation	4.5%
Education	8.7%
Electric Utilities	9.8%
Hospital	20.6%
General Obligations	41.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.2%
BB	0.6%
BBB	1.3%
A	17.2%
AA	50.0%
AAA	25.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2025

ETMNX-TSR-AR

Eaton Vance Minnesota Municipal Income Fund

Class C ECMNX

Annual Shareholder Report July 31, 2025

This annual shareholder report contains important information about the Eaton Vance Minnesota Municipal Income Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$145	1.47%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in local general obligation bonds, which underperformed the Index during the period, hurt performance

↓ An overweight allocation to, and security selections in bonds with 4% coupon rates also detracted from Index-relative returns

↓ An overweight exposure to, and security selections in bonds with 17+ years to maturity also hurt performance during the period

↑ In contrast, security selections in the electric sector, which outperformed the Index during the period, contributed to the Fund’s performance

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

↑ Security selections in bonds with 8-12 years remaining to maturity also contributed to performance

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg Minnesota Municipal Bond Index
7/15	$10,000	$10,000	$10,000
8/15	$10,010	$10,020	$10,031
9/15	$10,071	$10,092	$10,099
10/15	$10,100	$10,132	$10,130
11/15	$10,123	$10,173	$10,146
12/15	$10,183	$10,244	$10,196
1/16	$10,260	$10,366	$10,314
2/16	$10,248	$10,383	$10,334
3/16	$10,277	$10,416	$10,348
4/16	$10,345	$10,492	$10,410
5/16	$10,353	$10,520	$10,419
6/16	$10,489	$10,688	$10,563
7/16	$10,457	$10,694	$10,568
8/16	$10,474	$10,709	$10,573
9/16	$10,422	$10,655	$10,515
10/16	$10,330	$10,544	$10,427
11/16	$9,981	$10,150	$10,049
12/16	$10,089	$10,270	$10,165
1/17	$10,106	$10,337	$10,237
2/17	$10,144	$10,409	$10,327
3/17	$10,160	$10,432	$10,347
4/17	$10,217	$10,507	$10,419
5/17	$10,365	$10,674	$10,546
6/17	$10,321	$10,636	$10,504
7/17	$10,367	$10,722	$10,586
8/17	$10,424	$10,803	$10,641
9/17	$10,379	$10,748	$10,585
10/17	$10,375	$10,775	$10,605
11/17	$10,319	$10,717	$10,522
12/17	$10,427	$10,829	$10,626
1/18	$10,260	$10,702	$10,516
2/18	$10,206	$10,670	$10,490
3/18	$10,251	$10,709	$10,516
4/18	$10,195	$10,671	$10,487
5/18	$10,303	$10,793	$10,580
6/18	$10,288	$10,802	$10,590
7/18	$10,303	$10,828	$10,619
8/18	$10,308	$10,856	$10,631
9/18	$10,241	$10,786	$10,565
10/18	$10,163	$10,719	$10,513
11/18	$10,262	$10,838	$10,631
12/18	$10,382	$10,968	$10,771
1/19	$10,459	$11,051	$10,854
2/19	$10,496	$11,110	$10,911
3/19	$10,625	$11,286	$11,062
4/19	$10,649	$11,328	$11,084
5/19	$10,766	$11,484	$11,219
6/19	$10,800	$11,527	$11,267
7/19	$10,876	$11,619	$11,360
8/19	$11,035	$11,803	$11,517
9/19	$10,942	$11,708	$11,416
10/19	$10,943	$11,729	$11,439
11/19	$10,946	$11,758	$11,464
12/19	$10,969	$11,794	$11,490
1/20	$11,116	$12,006	$11,681
2/20	$11,223	$12,161	$11,804
3/20	$10,926	$11,720	$11,508
4/20	$10,800	$11,573	$11,386
5/20	$11,118	$11,941	$11,749
6/20	$11,149	$12,039	$11,790
7/20	$11,275	$12,242	$11,953
8/20	$11,231	$12,185	$11,894
9/20	$11,230	$12,187	$11,904
10/20	$11,186	$12,151	$11,876
11/20	$11,304	$12,334	$12,028
12/20	$11,334	$12,409	$12,078
1/21	$11,375	$12,488	$12,122
2/21	$11,204	$12,290	$11,956
3/21	$11,244	$12,366	$12,014
4/21	$11,307	$12,469	$12,107
5/21	$11,327	$12,506	$12,122
6/21	$11,336	$12,541	$12,143
7/21	$11,409	$12,645	$12,244
8/21	$11,374	$12,598	$12,195
9/21	$11,296	$12,507	$12,113
10/21	$11,261	$12,471	$12,068
11/21	$11,312	$12,577	$12,162
12/21	$11,308	$12,597	$12,181
1/22	$11,067	$12,253	$11,869
2/22	$11,011	$12,209	$11,837
3/22	$10,759	$11,813	$11,488
4/22	$10,540	$11,486	$11,205
5/22	$10,657	$11,657	$11,346
6/22	$10,529	$11,466	$11,190
7/22	$10,723	$11,769	$11,459
8/22	$10,527	$11,511	$11,244
9/22	$10,203	$11,069	$10,856
10/22	$10,139	$10,977	$10,764
11/22	$10,513	$11,490	$11,241
12/22	$10,516	$11,523	$11,284
1/23	$10,748	$11,854	$11,568
2/23	$10,534	$11,586	$11,336
3/23	$10,702	$11,843	$11,575
4/23	$10,674	$11,816	$11,530
5/23	$10,580	$11,714	$11,407
6/23	$10,652	$11,831	$11,467
7/23	$10,655	$11,878	$11,531
8/23	$10,529	$11,707	$11,387
9/23	$10,183	$11,364	$11,033
10/23	$10,027	$11,267	$10,968
11/23	$10,737	$11,983	$11,633
12/23	$10,957	$12,261	$11,857
1/24	$10,922	$12,198	$11,788
2/24	$10,922	$12,214	$11,815
3/24	$10,898	$12,214	$11,795
4/24	$10,797	$12,062	$11,655
5/24	$10,785	$12,027	$11,586
6/24	$10,920	$12,211	$11,775
7/24	$10,986	$12,323	$11,898
8/24	$11,031	$12,420	$11,990
9/24	$11,145	$12,543	$12,102
10/24	$10,986	$12,360	$11,922
11/24	$11,168	$12,573	$12,108
12/24	$10,985	$12,390	$11,942
1/25	$10,973	$12,452	$12,010
2/25	$11,099	$12,576	$12,136
3/25	$10,846	$12,363	$11,942
4/25	$10,766	$12,263	$11,854
5/25	$10,674	$12,271	$11,890
6/25	$10,732	$12,347	$11,953
7/25	$10,796	$12,322	$11,954

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(3.16)%	(1.15)%	0.77%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(4.10)%	(1.15)%	0.77%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Bloomberg Minnesota Municipal Bond Index	0.47%	0.00%Footnote Reference*	1.80%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$219,120,177
# of Portfolio Holdings	139
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$932,891

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	11.0%
Special Tax Revenue	3.8%
Transportation	4.5%
Education	8.7%
Electric Utilities	9.8%
Hospital	20.6%
General Obligations	41.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.2%
BB	0.6%
BBB	1.3%
A	17.2%
AA	50.0%
AAA	25.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2025

ECMNX-TSR-AR

Eaton Vance Minnesota Municipal Income Fund

Class I EIMNX

Annual Shareholder Report July 31, 2025

This annual shareholder report contains important information about the Eaton Vance Minnesota Municipal Income Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.52%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in local general obligation bonds, which underperformed the Index during the period, hurt performance

↓ An overweight allocation to, and security selections in bonds with 4% coupon rates also detracted from Index-relative returns

↓ An overweight exposure to, and security selections in bonds with 17+ years to maturity also hurt performance during the period

↑ In contrast, security selections in the electric sector, which outperformed the Index during the period, contributed to the Fund’s performance

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

↑ Security selections in bonds with 8-12 years remaining to maturity also contributed to performance

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg Minnesota Municipal Bond Index
7/15	$1,000,000	$1,000,000	$1,000,000
8/15	$1,001,752	$1,001,964	$1,003,092
9/15	$1,007,821	$1,009,222	$1,009,905
10/15	$1,011,698	$1,013,234	$1,013,043
11/15	$1,015,828	$1,017,263	$1,014,601
12/15	$1,022,887	$1,024,410	$1,019,573
1/16	$1,030,886	$1,036,633	$1,031,414
2/16	$1,030,232	$1,038,263	$1,033,413
3/16	$1,034,003	$1,041,552	$1,034,845
4/16	$1,042,080	$1,049,211	$1,040,955
5/16	$1,043,594	$1,052,048	$1,041,876
6/16	$1,058,017	$1,068,785	$1,056,273
7/16	$1,056,272	$1,069,438	$1,056,789
8/16	$1,058,875	$1,070,881	$1,057,293
9/16	$1,053,907	$1,065,536	$1,051,508
10/16	$1,044,566	$1,054,357	$1,042,716
11/16	$1,010,496	$1,015,035	$1,004,929
12/16	$1,021,869	$1,026,951	$1,016,482
1/17	$1,024,452	$1,033,721	$1,023,749
2/17	$1,029,179	$1,040,899	$1,032,667
3/17	$1,032,737	$1,043,159	$1,034,704
4/17	$1,038,554	$1,050,728	$1,041,859
5/17	$1,055,433	$1,067,404	$1,054,592
6/17	$1,051,354	$1,063,576	$1,050,350
7/17	$1,056,039	$1,072,181	$1,058,573
8/17	$1,062,951	$1,080,340	$1,064,065
9/17	$1,058,756	$1,074,847	$1,058,529
10/17	$1,059,016	$1,077,471	$1,060,517
11/17	$1,055,871	$1,071,702	$1,052,167
12/17	$1,066,207	$1,082,903	$1,062,563
1/18	$1,050,748	$1,070,154	$1,051,562
2/18	$1,045,433	$1,066,957	$1,049,032
3/18	$1,051,202	$1,070,895	$1,051,608
4/18	$1,046,810	$1,067,073	$1,048,664
5/18	$1,058,335	$1,079,292	$1,057,970
6/18	$1,058,521	$1,080,214	$1,059,027
7/18	$1,059,813	$1,082,835	$1,061,878
8/18	$1,062,191	$1,085,616	$1,063,106
9/18	$1,055,437	$1,078,587	$1,056,472
10/18	$1,048,671	$1,071,945	$1,051,270
11/18	$1,059,269	$1,083,810	$1,063,101
12/18	$1,072,114	$1,096,787	$1,077,149
1/19	$1,081,461	$1,105,077	$1,085,425
2/19	$1,086,263	$1,110,994	$1,091,081
3/19	$1,100,173	$1,128,557	$1,106,169
4/19	$1,103,622	$1,132,798	$1,108,410
5/19	$1,116,312	$1,148,415	$1,121,906
6/19	$1,120,884	$1,152,656	$1,126,668
7/19	$1,130,115	$1,161,945	$1,136,034
8/19	$1,147,559	$1,180,273	$1,151,732
9/19	$1,139,143	$1,170,812	$1,141,631
10/19	$1,138,893	$1,172,910	$1,143,884
11/19	$1,139,941	$1,175,844	$1,146,424
12/19	$1,143,320	$1,179,433	$1,148,975
1/20	$1,160,686	$1,200,624	$1,168,124
2/20	$1,172,262	$1,216,107	$1,180,353
3/20	$1,142,183	$1,171,995	$1,150,754
4/20	$1,128,719	$1,157,286	$1,138,641
5/20	$1,162,969	$1,194,101	$1,174,912
6/20	$1,167,332	$1,203,929	$1,179,029
7/20	$1,182,407	$1,224,206	$1,195,335
8/20	$1,178,287	$1,218,462	$1,189,369
9/20	$1,179,002	$1,218,720	$1,190,418
10/20	$1,174,915	$1,215,059	$1,187,599
11/20	$1,189,067	$1,233,396	$1,202,782
12/20	$1,193,401	$1,240,909	$1,207,809
1/21	$1,197,716	$1,248,817	$1,212,173
2/21	$1,181,520	$1,228,975	$1,195,644
3/21	$1,185,823	$1,236,554	$1,201,398
4/21	$1,193,830	$1,246,926	$1,210,652
5/21	$1,196,928	$1,250,646	$1,212,166
6/21	$1,198,840	$1,254,080	$1,214,281
7/21	$1,208,034	$1,264,481	$1,224,374
8/21	$1,204,939	$1,259,841	$1,219,454
9/21	$1,196,974	$1,250,749	$1,211,318
10/21	$1,195,031	$1,247,091	$1,206,807
11/21	$1,201,738	$1,257,708	$1,216,172
12/21	$1,202,254	$1,259,737	$1,218,063
1/22	$1,176,792	$1,225,254	$1,186,938
2/22	$1,172,423	$1,220,865	$1,183,748
3/22	$1,145,672	$1,181,288	$1,148,799
4/22	$1,122,667	$1,148,614	$1,120,482
5/22	$1,136,962	$1,165,677	$1,134,639
6/22	$1,124,235	$1,146,585	$1,118,959
7/22	$1,146,128	$1,176,880	$1,145,855
8/22	$1,125,674	$1,151,087	$1,124,392
9/22	$1,091,609	$1,106,907	$1,085,558
10/22	$1,086,355	$1,097,702	$1,076,380
11/22	$1,126,428	$1,149,045	$1,124,051
12/22	$1,127,533	$1,152,335	$1,128,356
1/23	$1,153,839	$1,185,436	$1,156,813
2/23	$1,132,358	$1,158,630	$1,133,627
3/23	$1,151,309	$1,184,338	$1,157,473
4/23	$1,148,800	$1,181,632	$1,152,978
5/23	$1,138,712	$1,171,393	$1,140,655
6/23	$1,147,818	$1,183,127	$1,146,708
7/23	$1,148,969	$1,187,807	$1,153,058
8/23	$1,136,421	$1,170,707	$1,138,673
9/23	$1,100,883	$1,136,395	$1,103,287
10/23	$1,084,665	$1,126,725	$1,096,777
11/23	$1,161,497	$1,198,251	$1,163,319
12/23	$1,186,641	$1,226,100	$1,185,681
1/24	$1,184,613	$1,219,838	$1,178,820
2/24	$1,185,296	$1,221,405	$1,181,542
3/24	$1,183,299	$1,221,366	$1,179,491
4/24	$1,172,235	$1,206,240	$1,165,545
5/24	$1,172,905	$1,202,702	$1,158,603
6/24	$1,188,125	$1,221,137	$1,177,453
7/24	$1,196,694	$1,232,267	$1,189,815
8/24	$1,202,698	$1,241,985	$1,199,009
9/24	$1,215,448	$1,254,260	$1,210,236
10/24	$1,198,913	$1,235,972	$1,192,231
11/24	$1,221,064	$1,257,322	$1,210,769
12/24	$1,201,742	$1,239,017	$1,194,169
1/25	$1,201,101	$1,245,227	$1,200,956
2/25	$1,215,258	$1,257,574	$1,213,563
3/25	$1,188,913	$1,236,261	$1,194,195
4/25	$1,180,188	$1,226,301	$1,185,419
5/25	$1,171,470	$1,227,089	$1,189,014
6/25	$1,179,086	$1,234,728	$1,195,255
7/25	$1,168,911	$1,232,234	$1,195,430

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	(2.32)%	(0.23)%	1.57%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Bloomberg Minnesota Municipal Bond Index	0.47%	0.00%Footnote Reference*	1.80%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$219,120,177
# of Portfolio Holdings	139
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$932,891

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	11.0%
Special Tax Revenue	3.8%
Transportation	4.5%
Education	8.7%
Electric Utilities	9.8%
Hospital	20.6%
General Obligations	41.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.2%
BB	0.6%
BBB	1.3%
A	17.2%
AA	50.0%
AAA	25.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2025

EIMNX-TSR-AR

Eaton Vance Municipal Opportunities Fund

Class A EMOAX

Annual Shareholder Report July 31, 2025

This annual shareholder report contains important information about the Eaton Vance Municipal Opportunities Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.92%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight exposure to bonds with 17+ years to maturity detracted from performance relative to the Index during the period

↓ An overweight exposure to bonds with coupon rates of 4.00% to 4.99% also detracted from performance relative to the Index

↓ Security selections in the water and sewer sector hurt returns during the period

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds during the period, also contributed

↑ Security selections in the hospital sector helped returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index
7/15	$9,675	$10,000
8/15	$9,690	$10,020
9/15	$9,801	$10,092
10/15	$9,844	$10,132
11/15	$9,921	$10,173
12/15	$9,996	$10,244
1/16	$10,138	$10,366
2/16	$10,145	$10,383
3/16	$10,201	$10,416
4/16	$10,292	$10,492
5/16	$10,314	$10,520
6/16	$10,509	$10,688
7/16	$10,506	$10,694
8/16	$10,538	$10,709
9/16	$10,510	$10,655
10/16	$10,396	$10,544
11/16	$9,955	$10,150
12/16	$10,034	$10,270
1/17	$10,078	$10,337
2/17	$10,150	$10,409
3/17	$10,195	$10,432
4/17	$10,301	$10,507
5/17	$10,449	$10,674
6/17	$10,423	$10,636
7/17	$10,510	$10,722
8/17	$10,606	$10,803
9/17	$10,586	$10,748
10/17	$10,575	$10,775
11/17	$10,530	$10,717
12/17	$10,618	$10,829
1/18	$10,503	$10,702
2/18	$10,479	$10,670
3/18	$10,507	$10,709
4/18	$10,474	$10,671
5/18	$10,600	$10,793
6/18	$10,612	$10,802
7/18	$10,659	$10,828
8/18	$10,671	$10,856
9/18	$10,619	$10,786
10/18	$10,550	$10,719
11/18	$10,635	$10,838
12/18	$10,729	$10,968
1/19	$10,831	$11,051
2/19	$10,890	$11,110
3/19	$11,019	$11,286
4/19	$11,049	$11,328
5/19	$11,178	$11,484
6/19	$11,226	$11,527
7/19	$11,300	$11,619
8/19	$11,439	$11,803
9/19	$11,368	$11,708
10/19	$11,378	$11,729
11/19	$11,397	$11,758
12/19	$11,434	$11,794
1/20	$11,628	$12,006
2/20	$11,806	$12,161
3/20	$11,046	$11,720
4/20	$10,723	$11,573
5/20	$11,061	$11,941
6/20	$11,354	$12,039
7/20	$11,562	$12,242
8/20	$11,563	$12,185
9/20	$11,557	$12,187
10/20	$11,541	$12,151
11/20	$11,732	$12,334
12/20	$11,894	$12,409
1/21	$12,067	$12,488
2/21	$11,925	$12,290
3/21	$11,961	$12,366
4/21	$12,062	$12,469
5/21	$12,133	$12,506
6/21	$12,195	$12,541
7/21	$12,295	$12,645
8/21	$12,252	$12,598
9/21	$12,144	$12,507
10/21	$12,101	$12,471
11/21	$12,204	$12,577
12/21	$12,205	$12,597
1/22	$11,898	$12,253
2/22	$11,829	$12,209
3/22	$11,494	$11,813
4/22	$11,171	$11,486
5/22	$11,240	$11,657
6/22	$11,026	$11,466
7/22	$11,254	$11,769
8/22	$11,051	$11,511
9/22	$10,697	$11,069
10/22	$10,602	$10,977
11/22	$11,007	$11,490
12/22	$11,005	$11,523
1/23	$11,316	$11,854
2/23	$11,094	$11,586
3/23	$11,293	$11,843
4/23	$11,271	$11,816
5/23	$11,208	$11,714
6/23	$11,299	$11,831
7/23	$11,327	$11,878
8/23	$11,183	$11,707
9/23	$10,887	$11,364
10/23	$10,733	$11,267
11/23	$11,401	$11,983
12/23	$11,668	$12,261
1/24	$11,690	$12,198
2/24	$11,701	$12,214
3/24	$11,722	$12,214
4/24	$11,619	$12,062
5/24	$11,630	$12,027
6/24	$11,819	$12,211
7/24	$11,934	$12,323
8/24	$12,050	$12,420
9/24	$12,199	$12,543
10/24	$12,030	$12,360
11/24	$12,232	$12,573
12/24	$12,062	$12,390
1/25	$12,105	$12,452
2/25	$12,233	$12,576
3/25	$12,019	$12,363
4/25	$11,970	$12,263
5/25	$11,906	$12,271
6/25	$11,994	$12,347
7/25	$11,916	$12,322

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	(0.12)%	0.61%	2.11%
Class A with 3.25% Maximum Sales Charge	(3.35)%	(0.04)%	1.77%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$709,154,535
# of Portfolio Holdings	482
Portfolio Turnover Rate	152%
Total Advisory Fees Paid	$3,800,636

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.7%
Other Revenue	4.0%
Industrial Development Revenue	4.3%
Water and Sewer	4.8%
Special Tax Revenue	4.9%
Education	7.2%
Senior Living/Life Care	7.7%
Hospital	9.6%
Housing	9.7%
Transportation	10.0%
General Obligations	32.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	7.7%
B	0.8%
BB	7.2%
BBB	6.1%
A	16.1%
AA	48.9%
AAA	13.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2025

EMOAX-TSR-AR

Eaton Vance Municipal Opportunities Fund

Class C EMOCX

Annual Shareholder Report July 31, 2025

This annual shareholder report contains important information about the Eaton Vance Municipal Opportunities Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$166	1.67%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight exposure to bonds with 17+ years to maturity detracted from performance relative to the Index during the period

↓ An overweight exposure to bonds with coupon rates of 4.00% to 4.99% also detracted from performance relative to the Index

↓ Security selections in the water and sewer sector hurt returns during the period

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds during the period, also contributed

↑ Security selections in the hospital sector helped returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index
7/15	$10,000	$10,000
8/15	$10,010	$10,020
9/15	$10,118	$10,092
10/15	$10,164	$10,132
11/15	$10,229	$10,173
12/15	$10,300	$10,244
1/16	$10,440	$10,366
2/16	$10,440	$10,383
3/16	$10,492	$10,416
4/16	$10,579	$10,492
5/16	$10,604	$10,520
6/16	$10,788	$10,688
7/16	$10,787	$10,694
8/16	$10,813	$10,709
9/16	$10,769	$10,655
10/16	$10,645	$10,544
11/16	$10,187	$10,150
12/16	$10,261	$10,270
1/17	$10,299	$10,337
2/17	$10,367	$10,409
3/17	$10,406	$10,432
4/17	$10,517	$10,507
5/17	$10,662	$10,674
6/17	$10,620	$10,636
7/17	$10,711	$10,722
8/17	$10,792	$10,803
9/17	$10,766	$10,748
10/17	$10,748	$10,775
11/17	$10,704	$10,717
12/17	$10,777	$10,829
1/18	$10,663	$10,702
2/18	$10,623	$10,670
3/18	$10,645	$10,709
4/18	$10,614	$10,671
5/18	$10,726	$10,793
6/18	$10,740	$10,802
7/18	$10,772	$10,828
8/18	$10,786	$10,856
9/18	$10,728	$10,786
10/18	$10,651	$10,719
11/18	$10,730	$10,838
12/18	$10,818	$10,968
1/19	$10,905	$11,051
2/19	$10,957	$11,110
3/19	$11,080	$11,286
4/19	$11,104	$11,328
5/19	$11,236	$11,484
6/19	$11,277	$11,527
7/19	$11,335	$11,619
8/19	$11,468	$11,803
9/19	$11,389	$11,708
10/19	$11,392	$11,729
11/19	$11,413	$11,758
12/19	$11,434	$11,794
1/20	$11,630	$12,006
2/20	$11,801	$12,161
3/20	$11,025	$11,720
4/20	$10,696	$11,573
5/20	$11,035	$11,941
6/20	$11,311	$12,039
7/20	$11,521	$12,242
8/20	$11,515	$12,185
9/20	$11,502	$12,187
10/20	$11,469	$12,151
11/20	$11,661	$12,334
12/20	$11,805	$12,409
1/21	$11,970	$12,488
2/21	$11,821	$12,290
3/21	$11,859	$12,366
4/21	$11,951	$12,469
5/21	$12,005	$12,506
6/21	$12,060	$12,541
7/21	$12,160	$12,645
8/21	$12,110	$12,598
9/21	$11,995	$12,507
10/21	$11,936	$12,471
11/21	$12,030	$12,577
12/21	$12,023	$12,597
1/22	$11,723	$12,253
2/22	$11,638	$12,209
3/22	$11,301	$11,813
4/22	$10,986	$11,486
5/22	$11,038	$11,657
6/22	$10,820	$11,466
7/22	$11,047	$11,769
8/22	$10,840	$11,511
9/22	$10,477	$11,069
10/22	$10,377	$10,977
11/22	$10,777	$11,490
12/22	$10,769	$11,523
1/23	$11,056	$11,854
2/23	$10,843	$11,586
3/23	$11,030	$11,843
4/23	$11,002	$11,816
5/23	$10,933	$11,714
6/23	$11,015	$11,831
7/23	$11,035	$11,878
8/23	$10,878	$11,707
9/23	$10,593	$11,364
10/23	$10,437	$11,267
11/23	$11,079	$11,983
12/23	$11,332	$12,261
1/24	$11,346	$12,198
2/24	$11,350	$12,214
3/24	$11,363	$12,214
4/24	$11,256	$12,062
5/24	$11,260	$12,027
6/24	$11,435	$12,211
7/24	$11,540	$12,323
8/24	$11,635	$12,420
9/24	$11,771	$12,543
10/24	$11,610	$12,360
11/24	$11,788	$12,573
12/24	$11,617	$12,390
1/25	$11,650	$12,452
2/25	$11,777	$12,576
3/25	$11,564	$12,363
4/25	$11,510	$12,263
5/25	$11,431	$12,271
6/25	$11,519	$12,347
7/25	$11,614	$12,322

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(0.95)%	(0.16)%	1.51%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(1.92)%	(0.16)%	1.51%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$709,154,535
# of Portfolio Holdings	482
Portfolio Turnover Rate	152%
Total Advisory Fees Paid	$3,800,636

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.7%
Other Revenue	4.0%
Industrial Development Revenue	4.3%
Water and Sewer	4.8%
Special Tax Revenue	4.9%
Education	7.2%
Senior Living/Life Care	7.7%
Hospital	9.6%
Housing	9.7%
Transportation	10.0%
General Obligations	32.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	7.7%
B	0.8%
BB	7.2%
BBB	6.1%
A	16.1%
AA	48.9%
AAA	13.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2025

EMOCX-TSR-AR

Eaton Vance Municipal Opportunities Fund

Class I EMOIX

Annual Shareholder Report July 31, 2025

This annual shareholder report contains important information about the Eaton Vance Municipal Opportunities Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.67%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds during the period, also contributed

↑ Security selections in the hospital sector helped returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity detracted from performance relative to the Index during the period

↓ An overweight exposure to bonds with coupon rates of 4.00% to 4.99% also detracted from performance relative to the Index

↓ Security selections in the water and sewer sector hurt returns during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index
7/15	$1,000,000	$1,000,000
8/15	$1,001,809	$1,001,964
9/15	$1,013,428	$1,009,222
10/15	$1,018,953	$1,013,234
11/15	$1,027,111	$1,017,263
12/15	$1,034,273	$1,024,410
1/16	$1,049,160	$1,036,633
2/16	$1,050,052	$1,038,263
3/16	$1,056,995	$1,041,552
4/16	$1,065,767	$1,049,211
5/16	$1,069,141	$1,052,048
6/16	$1,089,462	$1,068,785
7/16	$1,089,458	$1,069,438
8/16	$1,093,009	$1,070,881
9/16	$1,090,328	$1,065,536
10/16	$1,077,832	$1,054,357
11/16	$1,033,304	$1,015,035
12/16	$1,040,787	$1,026,951
1/17	$1,046,449	$1,033,721
2/17	$1,054,089	$1,040,899
3/17	$1,058,977	$1,043,159
4/17	$1,070,165	$1,050,728
5/17	$1,085,813	$1,067,404
6/17	$1,083,322	$1,063,576
7/17	$1,092,604	$1,072,181
8/17	$1,102,745	$1,080,340
9/17	$1,100,963	$1,074,847
10/17	$1,100,060	$1,077,471
11/17	$1,095,550	$1,071,702
12/17	$1,104,920	$1,082,903
1/18	$1,093,261	$1,070,154
2/18	$1,090,025	$1,066,957
3/18	$1,093,161	$1,070,895
4/18	$1,090,870	$1,067,073
5/18	$1,103,321	$1,079,292
6/18	$1,105,683	$1,080,214
7/18	$1,110,859	$1,082,835
8/18	$1,112,275	$1,085,616
9/18	$1,107,189	$1,078,587
10/18	$1,100,236	$1,071,945
11/18	$1,109,284	$1,083,810
12/18	$1,119,301	$1,096,787
1/19	$1,130,220	$1,105,077
2/19	$1,136,485	$1,110,994
3/19	$1,149,250	$1,128,557
4/19	$1,152,604	$1,132,798
5/19	$1,167,313	$1,148,415
6/19	$1,172,541	$1,152,656
7/19	$1,179,590	$1,161,945
8/19	$1,195,298	$1,180,273
9/19	$1,188,062	$1,170,812
10/19	$1,188,402	$1,172,910
11/19	$1,191,603	$1,175,844
12/19	$1,194,807	$1,179,433
1/20	$1,216,296	$1,200,624
2/20	$1,235,108	$1,216,107
3/20	$1,155,043	$1,171,995
4/20	$1,121,526	$1,157,286
5/20	$1,158,020	$1,194,101
6/20	$1,187,892	$1,203,929
7/20	$1,210,897	$1,224,206
8/20	$1,211,300	$1,218,462
9/20	$1,210,906	$1,218,720
10/20	$1,209,486	$1,215,059
11/20	$1,229,751	$1,233,396
12/20	$1,245,936	$1,240,909
1/21	$1,265,315	$1,248,817
2/21	$1,249,655	$1,228,975
3/21	$1,254,710	$1,236,554
4/21	$1,265,511	$1,246,926
5/21	$1,272,283	$1,250,646
6/21	$1,279,076	$1,254,080
7/21	$1,290,801	$1,264,481
8/21	$1,286,599	$1,259,841
9/21	$1,275,456	$1,250,749
10/21	$1,271,293	$1,247,091
11/21	$1,281,331	$1,257,708
12/21	$1,282,686	$1,259,737
1/22	$1,250,806	$1,225,254
2/22	$1,242,691	$1,220,865
3/22	$1,207,840	$1,181,288
4/22	$1,175,194	$1,148,614
5/22	$1,181,713	$1,165,677
6/22	$1,159,417	$1,146,585
7/22	$1,184,695	$1,176,880
8/22	$1,163,573	$1,151,087
9/22	$1,125,616	$1,106,907
10/22	$1,115,823	$1,097,702
11/22	$1,159,679	$1,149,045
12/22	$1,159,801	$1,152,335
1/23	$1,191,724	$1,185,436
2/23	$1,169,634	$1,158,630
3/23	$1,189,759	$1,184,338
4/23	$1,188,748	$1,181,632
5/23	$1,182,393	$1,171,393
6/23	$1,192,145	$1,183,127
7/23	$1,195,386	$1,187,807
8/23	$1,179,427	$1,170,707
9/23	$1,149,523	$1,136,395
10/23	$1,133,582	$1,126,725
11/23	$1,203,085	$1,198,251
12/23	$1,232,603	$1,226,100
1/24	$1,235,169	$1,219,838
2/24	$1,235,513	$1,221,405
3/24	$1,239,110	$1,221,366
4/24	$1,228,471	$1,206,240
5/24	$1,229,879	$1,202,702
6/24	$1,250,087	$1,221,137
7/24	$1,261,462	$1,232,267
8/24	$1,273,997	$1,241,985
9/24	$1,289,957	$1,254,260
10/24	$1,273,488	$1,235,972
11/24	$1,293,982	$1,257,322
12/24	$1,276,340	$1,239,017
1/25	$1,281,096	$1,245,227
2/25	$1,296,038	$1,257,574
3/25	$1,272,603	$1,236,261
4/25	$1,267,637	$1,226,301
5/25	$1,261,158	$1,227,089
6/25	$1,271,890	$1,234,728
7/25	$1,263,196	$1,232,234

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	0.14%	0.85%	2.36%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$709,154,535
# of Portfolio Holdings	482
Portfolio Turnover Rate	152%
Total Advisory Fees Paid	$3,800,636

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.7%
Other Revenue	4.0%
Industrial Development Revenue	4.3%
Water and Sewer	4.8%
Special Tax Revenue	4.9%
Education	7.2%
Senior Living/Life Care	7.7%
Hospital	9.6%
Housing	9.7%
Transportation	10.0%
General Obligations	32.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	7.7%
B	0.8%
BB	7.2%
BBB	6.1%
A	16.1%
AA	48.9%
AAA	13.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2025

EMOIX-TSR-AR

Eaton Vance New Jersey Municipal Income Fund

Class A ETNJX

Annual Shareholder Report July 31, 2025

This annual shareholder report contains important information about the Eaton Vance New Jersey Municipal Income Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.74%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in bonds with 22+ years remaining to maturity detracted from Index-relative returns during the period

↓ An overweight position and security selections in bonds with 4.00% to 4.99% coupon rates also hurt performance

↓ An overweight exposure to bonds rated BBB and below hurt returns during a period when lower-rated bonds generally underperformed higher-rated bonds

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds during the period, also contributed

↑ Security selections in the special tax sector contributed to returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg New Jersey Municipal Bond Index
7/15	$9,675	$10,000	$10,000
8/15	$9,683	$10,020	$9,898
9/15	$9,766	$10,092	$10,013
10/15	$9,806	$10,132	$10,084
11/15	$9,857	$10,173	$10,163
12/15	$9,951	$10,244	$10,302
1/16	$10,056	$10,366	$10,456
2/16	$10,043	$10,383	$10,445
3/16	$10,105	$10,416	$10,509
4/16	$10,167	$10,492	$10,620
5/16	$10,196	$10,520	$10,657
6/16	$10,334	$10,688	$10,891
7/16	$10,331	$10,694	$10,919
8/16	$10,383	$10,709	$10,987
9/16	$10,358	$10,655	$10,942
10/16	$10,289	$10,544	$10,800
11/16	$9,924	$10,150	$10,304
12/16	$10,008	$10,270	$10,375
1/17	$10,004	$10,337	$10,445
2/17	$10,056	$10,409	$10,544
3/17	$10,097	$10,432	$10,562
4/17	$10,182	$10,507	$10,617
5/17	$10,335	$10,674	$10,822
6/17	$10,321	$10,636	$10,786
7/17	$10,373	$10,722	$10,896
8/17	$10,461	$10,803	$11,064
9/17	$10,448	$10,748	$11,101
10/17	$10,445	$10,775	$11,139
11/17	$10,420	$10,717	$11,105
12/17	$10,485	$10,829	$11,222
1/18	$10,389	$10,702	$11,091
2/18	$10,362	$10,670	$11,061
3/18	$10,403	$10,709	$11,107
4/18	$10,376	$10,671	$11,082
5/18	$10,487	$10,793	$11,211
6/18	$10,516	$10,802	$11,241
7/18	$10,570	$10,828	$11,317
8/18	$10,599	$10,856	$11,353
9/18	$10,535	$10,786	$11,279
10/18	$10,482	$10,719	$11,192
11/18	$10,582	$10,838	$11,309
12/18	$10,693	$10,968	$11,462
1/19	$10,779	$11,051	$11,560
2/19	$10,843	$11,110	$11,632
3/19	$11,013	$11,286	$11,853
4/19	$11,064	$11,328	$11,900
5/19	$11,223	$11,484	$12,114
6/19	$11,285	$11,527	$12,175
7/19	$11,383	$11,619	$12,301
8/19	$11,613	$11,803	$12,525
9/19	$11,518	$11,708	$12,400
10/19	$11,519	$11,729	$12,415
11/19	$11,534	$11,758	$12,460
12/19	$11,561	$11,794	$12,514
1/20	$11,808	$12,006	$12,769
2/20	$11,994	$12,161	$12,952
3/20	$11,461	$11,720	$12,072
4/20	$11,195	$11,573	$11,800
5/20	$11,603	$11,941	$12,097
6/20	$11,704	$12,039	$12,426
7/20	$11,916	$12,242	$12,819
8/20	$11,893	$12,185	$12,831
9/20	$11,907	$12,187	$12,808
10/20	$11,882	$12,151	$12,761
11/20	$12,070	$12,334	$13,039
12/20	$12,183	$12,409	$13,215
1/21	$12,307	$12,488	$13,403
2/21	$12,082	$12,290	$13,197
3/21	$12,144	$12,366	$13,281
4/21	$12,244	$12,469	$13,425
5/21	$12,293	$12,506	$13,476
6/21	$12,330	$12,541	$13,544
7/21	$12,428	$12,645	$13,686
8/21	$12,375	$12,598	$13,648
9/21	$12,272	$12,507	$13,549
10/21	$12,245	$12,471	$13,469
11/21	$12,341	$12,577	$13,592
12/21	$12,345	$12,597	$13,626
1/22	$12,020	$12,253	$13,217
2/22	$11,938	$12,209	$13,137
3/22	$11,586	$11,813	$12,695
4/22	$11,222	$11,486	$12,317
5/22	$11,309	$11,657	$12,501
6/22	$11,139	$11,466	$12,317
7/22	$11,421	$11,769	$12,684
8/22	$11,134	$11,511	$12,410
9/22	$10,743	$11,069	$11,901
10/22	$10,652	$10,977	$11,800
11/22	$11,121	$11,490	$12,386
12/22	$11,135	$11,523	$12,408
1/23	$11,423	$11,854	$12,820
2/23	$11,175	$11,586	$12,542
3/23	$11,399	$11,843	$12,847
4/23	$11,401	$11,816	$12,814
5/23	$11,310	$11,714	$12,727
6/23	$11,405	$11,831	$12,854
7/23	$11,433	$11,878	$12,930
8/23	$11,326	$11,707	$12,759
9/23	$11,060	$11,364	$12,413
10/23	$10,941	$11,267	$12,302
11/23	$11,519	$11,983	$13,055
12/23	$11,763	$12,261	$13,366
1/24	$11,737	$12,198	$13,309
2/24	$11,739	$12,214	$13,333
3/24	$11,728	$12,214	$13,326
4/24	$11,609	$12,062	$13,168
5/24	$11,599	$12,027	$13,125
6/24	$11,768	$12,211	$13,325
7/24	$11,868	$12,323	$13,453
8/24	$11,955	$12,420	$13,569
9/24	$12,084	$12,543	$13,697
10/24	$11,923	$12,360	$13,513
11/24	$12,122	$12,573	$13,742
12/24	$11,974	$12,390	$13,548
1/25	$11,964	$12,452	$13,651
2/25	$12,081	$12,576	$13,774
3/25	$11,847	$12,363	$13,531
4/25	$11,782	$12,263	$13,420
5/25	$11,646	$12,271	$13,429
6/25	$11,735	$12,347	$13,516
7/25	$11,670	$12,322	$13,528

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	(1.67)%	(0.42)%	1.89%
Class A with 3.25% Maximum Sales Charge	(4.87)%	(1.06)%	1.55%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Bloomberg New Jersey Municipal Bond Index	0.56%	1.08%	3.07%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$144,418,537
# of Portfolio Holdings	107
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$556,312

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.6%
Water and Sewer	3.6%
Housing	4.0%
Industrial Development Revenue	5.6%
Lease Rev./Cert. of Participation	6.2%
Hospital	8.5%
Special Tax Revenue	10.8%
Education	12.2%
Transportation	15.2%
General Obligations	26.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.0%
BB	0.1%
BBB	12.7%
A	14.8%
AA	58.4%
AAA	10.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2025

ETNJX-TSR-AR

Eaton Vance New Jersey Municipal Income Fund

Class C ECNJX

Annual Shareholder Report July 31, 2025

This annual shareholder report contains important information about the Eaton Vance New Jersey Municipal Income Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$147	1.49%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in bonds with 22+ years remaining to maturity detracted from Index-relative returns during the period

↓ An overweight position and security selections in bonds with 4.00% to 4.99% coupon rates also hurt performance

↓ An overweight exposure to bonds rated BBB and below hurt returns during a period when lower-rated bonds generally underperformed higher-rated bonds

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds during the period, also contributed

↑ Security selections in the special tax sector contributed to returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg New Jersey Municipal Bond Index
7/15	$10,000	$10,000	$10,000
8/15	$10,003	$10,020	$9,898
9/15	$10,090	$10,092	$10,013
10/15	$10,125	$10,132	$10,084
11/15	$10,160	$10,173	$10,163
12/15	$10,258	$10,244	$10,302
1/16	$10,356	$10,366	$10,456
2/16	$10,339	$10,383	$10,445
3/16	$10,395	$10,416	$10,509
4/16	$10,461	$10,492	$10,620
5/16	$10,474	$10,520	$10,657
6/16	$10,615	$10,688	$10,891
7/16	$10,597	$10,694	$10,919
8/16	$10,652	$10,709	$10,987
9/16	$10,612	$10,655	$10,942
10/16	$10,539	$10,544	$10,800
11/16	$10,154	$10,150	$10,304
12/16	$10,231	$10,270	$10,375
1/17	$10,222	$10,337	$10,445
2/17	$10,268	$10,409	$10,544
3/17	$10,303	$10,432	$10,562
4/17	$10,392	$10,507	$10,617
5/17	$10,536	$10,674	$10,822
6/17	$10,517	$10,636	$10,786
7/17	$10,563	$10,722	$10,896
8/17	$10,643	$10,803	$11,064
9/17	$10,625	$10,748	$11,101
10/17	$10,617	$10,775	$11,139
11/17	$10,576	$10,717	$11,105
12/17	$10,645	$10,829	$11,222
1/18	$10,547	$10,702	$11,091
2/18	$10,504	$10,670	$11,061
3/18	$10,550	$10,709	$11,107
4/18	$10,507	$10,671	$11,082
5/18	$10,620	$10,793	$11,211
6/18	$10,633	$10,802	$11,241
7/18	$10,679	$10,828	$11,317
8/18	$10,713	$10,856	$11,353
9/18	$10,645	$10,786	$11,279
10/18	$10,577	$10,719	$11,192
11/18	$10,669	$10,838	$11,309
12/18	$10,771	$10,968	$11,462
1/19	$10,860	$11,051	$11,560
2/19	$10,916	$11,110	$11,632
3/19	$11,074	$11,286	$11,853
4/19	$11,118	$11,328	$11,900
5/19	$11,276	$11,484	$12,114
6/19	$11,330	$11,527	$12,175
7/19	$11,418	$11,619	$12,301
8/19	$11,644	$11,803	$12,525
9/19	$11,547	$11,708	$12,400
10/19	$11,542	$11,729	$12,415
11/19	$11,538	$11,758	$12,460
12/19	$11,570	$11,794	$12,514
1/20	$11,812	$12,006	$12,769
2/20	$11,985	$12,161	$12,952
3/20	$11,445	$11,720	$12,072
4/20	$11,173	$11,573	$11,800
5/20	$11,569	$11,941	$12,097
6/20	$11,659	$12,039	$12,426
7/20	$11,867	$12,242	$12,819
8/20	$11,840	$12,185	$12,831
9/20	$11,847	$12,187	$12,808
10/20	$11,806	$12,151	$12,761
11/20	$11,979	$12,334	$13,039
12/20	$12,105	$12,409	$13,215
1/21	$12,205	$12,488	$13,403
2/21	$11,986	$12,290	$13,197
3/21	$12,039	$12,366	$13,281
4/21	$12,129	$12,469	$13,425
5/21	$12,169	$12,506	$13,476
6/21	$12,186	$12,541	$13,544
7/21	$12,274	$12,645	$13,686
8/21	$12,230	$12,598	$13,648
9/21	$12,115	$12,507	$13,549
10/21	$12,084	$12,471	$13,469
11/21	$12,169	$12,577	$13,592
12/21	$12,166	$12,597	$13,626
1/22	$11,839	$12,253	$13,217
2/22	$11,756	$12,209	$13,137
3/22	$11,393	$11,813	$12,695
4/22	$11,031	$11,486	$12,317
5/22	$11,107	$11,657	$12,501
6/22	$10,929	$11,466	$12,317
7/22	$11,200	$11,769	$12,684
8/22	$10,912	$11,511	$12,410
9/22	$10,527	$11,069	$11,901
10/22	$10,435	$10,977	$11,800
11/22	$10,883	$11,490	$12,386
12/22	$10,877	$11,523	$12,408
1/23	$11,154	$11,854	$12,820
2/23	$10,916	$11,586	$12,542
3/23	$11,133	$11,843	$12,847
4/23	$11,129	$11,816	$12,814
5/23	$11,025	$11,714	$12,727
6/23	$11,121	$11,831	$12,854
7/23	$11,128	$11,878	$12,930
8/23	$11,023	$11,707	$12,759
9/23	$10,756	$11,364	$12,413
10/23	$10,627	$11,267	$12,302
11/23	$11,186	$11,983	$13,055
12/23	$11,419	$12,261	$13,366
1/24	$11,389	$12,198	$13,309
2/24	$11,373	$12,214	$13,333
3/24	$11,369	$12,214	$13,326
4/24	$11,240	$12,062	$13,168
5/24	$11,225	$12,027	$13,125
6/24	$11,376	$12,211	$13,325
7/24	$11,475	$12,323	$13,453
8/24	$11,537	$12,420	$13,569
9/24	$11,663	$12,543	$13,697
10/24	$11,508	$12,360	$13,513
11/24	$11,687	$12,573	$13,742
12/24	$11,531	$12,390	$13,548
1/25	$11,528	$12,452	$13,651
2/25	$11,631	$12,576	$13,774
3/25	$11,396	$12,363	$13,531
4/25	$11,317	$12,263	$13,420
5/25	$11,173	$12,271	$13,429
6/25	$11,276	$12,347	$13,516
7/25	$11,358	$12,322	$13,528

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(2.43)%	(1.16)%	1.28%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(3.38)%	(1.16)%	1.28%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Bloomberg New Jersey Municipal Bond Index	0.56%	1.08%	3.07%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$144,418,537
# of Portfolio Holdings	107
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$556,312

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.6%
Water and Sewer	3.6%
Housing	4.0%
Industrial Development Revenue	5.6%
Lease Rev./Cert. of Participation	6.2%
Hospital	8.5%
Special Tax Revenue	10.8%
Education	12.2%
Transportation	15.2%
General Obligations	26.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.0%
BB	0.1%
BBB	12.7%
A	14.8%
AA	58.4%
AAA	10.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2025

ECNJX-TSR-AR

Eaton Vance New Jersey Municipal Income Fund

Class I EINJX

Annual Shareholder Report July 31, 2025

This annual shareholder report contains important information about the Eaton Vance New Jersey Municipal Income Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.54%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in bonds with 22+ years remaining to maturity detracted from Index-relative returns during the period

↓ An overweight position and security selections in bonds with 4.00% to 4.99% coupon rates also hurt performance

↓ An overweight exposure to bonds rated BBB and below hurt returns during a period when lower-rated bonds generally underperformed higher-rated bonds

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds during the period, also contributed

↑ Security selections in the special tax sector contributed to returns during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg New Jersey Municipal Bond Index
7/15	$1,000,000	$1,000,000	$1,000,000
8/15	$1,002,120	$1,001,964	$989,819
9/15	$1,010,810	$1,009,222	$1,001,320
10/15	$1,015,142	$1,013,234	$1,008,356
11/15	$1,019,516	$1,017,263	$1,016,273
12/15	$1,029,364	$1,024,410	$1,030,161
1/16	$1,040,381	$1,036,633	$1,045,553
2/16	$1,040,364	$1,038,263	$1,044,535
3/16	$1,045,843	$1,041,552	$1,050,908
4/16	$1,053,508	$1,049,211	$1,061,951
5/16	$1,055,561	$1,052,048	$1,065,683
6/16	$1,071,134	$1,068,785	$1,089,090
7/16	$1,069,963	$1,069,438	$1,091,865
8/16	$1,076,576	$1,070,881	$1,098,667
9/16	$1,073,058	$1,065,536	$1,094,172
10/16	$1,066,098	$1,054,357	$1,079,989
11/16	$1,028,451	$1,015,035	$1,030,388
12/16	$1,037,354	$1,026,951	$1,037,452
1/17	$1,037,117	$1,033,721	$1,044,487
2/17	$1,042,642	$1,040,899	$1,054,410
3/17	$1,047,067	$1,043,159	$1,056,158
4/17	$1,057,272	$1,050,728	$1,061,706
5/17	$1,072,142	$1,067,404	$1,082,223
6/17	$1,070,821	$1,063,576	$1,078,610
7/17	$1,076,464	$1,072,181	$1,089,599
8/17	$1,085,735	$1,080,340	$1,106,357
9/17	$1,084,540	$1,074,847	$1,110,090
10/17	$1,084,473	$1,077,471	$1,113,851
11/17	$1,082,006	$1,071,702	$1,110,497
12/17	$1,090,133	$1,082,903	$1,122,166
1/18	$1,080,360	$1,070,154	$1,109,100
2/18	$1,076,505	$1,066,957	$1,106,114
3/18	$1,082,199	$1,070,895	$1,110,670
4/18	$1,079,527	$1,067,073	$1,108,177
5/18	$1,091,215	$1,079,292	$1,121,068
6/18	$1,093,287	$1,080,214	$1,124,076
7/18	$1,098,999	$1,082,835	$1,131,656
8/18	$1,102,238	$1,085,616	$1,135,257
9/18	$1,096,950	$1,078,587	$1,127,933
10/18	$1,090,396	$1,071,945	$1,119,165
11/18	$1,100,989	$1,083,810	$1,130,860
12/18	$1,112,802	$1,096,787	$1,146,164
1/19	$1,123,150	$1,105,077	$1,155,984
2/19	$1,128,720	$1,110,994	$1,163,207
3/19	$1,147,802	$1,128,557	$1,185,341
4/19	$1,152,106	$1,132,798	$1,189,970
5/19	$1,168,818	$1,148,415	$1,211,374
6/19	$1,175,531	$1,152,656	$1,217,467
7/19	$1,185,909	$1,161,945	$1,230,087
8/19	$1,210,052	$1,180,273	$1,252,462
9/19	$1,201,642	$1,170,812	$1,240,004
10/19	$1,201,967	$1,172,910	$1,241,507
11/19	$1,202,415	$1,175,844	$1,245,974
12/19	$1,206,764	$1,179,433	$1,251,360
1/20	$1,232,667	$1,200,624	$1,276,865
2/20	$1,250,986	$1,216,107	$1,295,204
3/20	$1,196,809	$1,171,995	$1,207,212
4/20	$1,167,996	$1,157,286	$1,180,023
5/20	$1,210,658	$1,194,101	$1,209,747
6/20	$1,221,345	$1,203,929	$1,242,566
7/20	$1,244,895	$1,224,206	$1,281,929
8/20	$1,242,650	$1,218,462	$1,283,139
9/20	$1,244,205	$1,218,720	$1,280,779
10/20	$1,240,482	$1,215,059	$1,276,128
11/20	$1,260,235	$1,233,396	$1,303,867
12/20	$1,273,420	$1,240,909	$1,321,454
1/21	$1,286,518	$1,248,817	$1,340,275
2/21	$1,263,102	$1,228,975	$1,319,690
3/21	$1,269,684	$1,236,554	$1,328,120
4/21	$1,281,560	$1,246,926	$1,342,468
5/21	$1,285,411	$1,250,646	$1,347,623
6/21	$1,289,385	$1,254,080	$1,354,448
7/21	$1,299,757	$1,264,481	$1,368,609
8/21	$1,295,665	$1,259,841	$1,364,800
9/21	$1,284,961	$1,250,749	$1,354,915
10/21	$1,282,236	$1,247,091	$1,346,929
11/21	$1,292,535	$1,257,708	$1,359,170
12/21	$1,293,198	$1,259,737	$1,362,597
1/22	$1,259,416	$1,225,254	$1,321,697
2/22	$1,251,077	$1,220,865	$1,313,690
3/22	$1,213,144	$1,181,288	$1,269,513
4/22	$1,176,597	$1,148,614	$1,231,651
5/22	$1,185,894	$1,165,677	$1,250,112
6/22	$1,166,932	$1,146,585	$1,231,743
7/22	$1,196,636	$1,176,880	$1,268,361
8/22	$1,166,803	$1,151,087	$1,240,988
9/22	$1,127,458	$1,106,907	$1,190,083
10/22	$1,118,075	$1,097,702	$1,179,973
11/22	$1,167,426	$1,149,045	$1,238,611
12/22	$1,167,697	$1,152,335	$1,240,829
1/23	$1,198,107	$1,185,436	$1,282,038
2/23	$1,173,676	$1,158,630	$1,254,159
3/23	$1,197,401	$1,184,338	$1,284,669
4/23	$1,197,750	$1,181,632	$1,281,403
5/23	$1,187,070	$1,171,393	$1,272,679
6/23	$1,198,622	$1,183,127	$1,285,439
7/23	$1,201,699	$1,187,807	$1,293,024
8/23	$1,190,779	$1,170,707	$1,275,900
9/23	$1,163,063	$1,136,395	$1,241,300
10/23	$1,150,723	$1,126,725	$1,230,169
11/23	$1,210,207	$1,198,251	$1,305,489
12/23	$1,237,380	$1,226,100	$1,336,583
1/24	$1,234,872	$1,219,838	$1,330,856
2/24	$1,235,308	$1,221,405	$1,333,270
3/24	$1,234,336	$1,221,366	$1,332,648
4/24	$1,220,633	$1,206,240	$1,316,821
5/24	$1,221,279	$1,202,702	$1,312,459
6/24	$1,237,752	$1,221,137	$1,332,459
7/24	$1,249,919	$1,232,267	$1,345,281
8/24	$1,257,811	$1,241,985	$1,356,869
9/24	$1,273,051	$1,254,260	$1,369,716
10/24	$1,256,373	$1,235,972	$1,351,310
11/24	$1,277,500	$1,257,322	$1,374,203
12/24	$1,260,700	$1,239,017	$1,354,842
1/25	$1,261,341	$1,245,227	$1,365,125
2/25	$1,273,790	$1,257,574	$1,377,361
3/25	$1,247,965	$1,236,261	$1,353,130
4/25	$1,241,319	$1,226,301	$1,342,048
5/25	$1,227,209	$1,227,089	$1,342,909
6/25	$1,238,316	$1,234,728	$1,351,590
7/25	$1,231,587	$1,232,234	$1,352,845

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	(1.47)%	(0.21)%	2.10%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Bloomberg New Jersey Municipal Bond Index	0.56%	1.08%	3.07%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$144,418,537
# of Portfolio Holdings	107
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$556,312

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.6%
Water and Sewer	3.6%
Housing	4.0%
Industrial Development Revenue	5.6%
Lease Rev./Cert. of Participation	6.2%
Hospital	8.5%
Special Tax Revenue	10.8%
Education	12.2%
Transportation	15.2%
General Obligations	26.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.0%
BB	0.1%
BBB	12.7%
A	14.8%
AA	58.4%
AAA	10.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2025

EINJX-TSR-AR

Eaton Vance Pennsylvania Municipal Income Fund

Class A ETPAX

Annual Shareholder Report July 31, 2025

This annual shareholder report contains important information about the Eaton Vance Pennsylvania Municipal Income Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.75%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in bonds with 22+ years remaining to maturity detracted from Index-relative returns during the period

↓ An overweight position and security selections in bonds with 4.00% to 4.99% coupon rates also hurt performance

↓ An overweight exposure to bonds rated BBB hurt returns as BBB rated securities were the worst performing rating category over the period

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds during the period, also contributed

↑ An underweight position and security selections in the leasing sector contributed to returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Pennsylvania Municipal Bond Index
7/15	$9,675	$10,000	$10,000
8/15	$9,707	$10,020	$10,028
9/15	$9,783	$10,092	$10,097
10/15	$9,815	$10,132	$10,129
11/15	$9,858	$10,173	$10,182
12/15	$9,934	$10,244	$10,255
1/16	$10,032	$10,366	$10,377
2/16	$10,019	$10,383	$10,391
3/16	$10,051	$10,416	$10,431
4/16	$10,115	$10,492	$10,505
5/16	$10,135	$10,520	$10,542
6/16	$10,290	$10,688	$10,713
7/16	$10,286	$10,694	$10,716
8/16	$10,305	$10,709	$10,729
9/16	$10,255	$10,655	$10,667
10/16	$10,172	$10,544	$10,556
11/16	$9,849	$10,150	$10,150
12/16	$9,937	$10,270	$10,280
1/17	$9,969	$10,337	$10,343
2/17	$10,022	$10,409	$10,412
3/17	$10,032	$10,432	$10,452
4/17	$10,098	$10,507	$10,530
5/17	$10,210	$10,674	$10,702
6/17	$10,184	$10,636	$10,690
7/17	$10,227	$10,722	$10,761
8/17	$10,294	$10,803	$10,849
9/17	$10,255	$10,748	$10,777
10/17	$10,252	$10,775	$10,813
11/17	$10,190	$10,717	$10,780
12/17	$10,258	$10,829	$10,899
1/18	$10,195	$10,702	$10,760
2/18	$10,180	$10,670	$10,718
3/18	$10,212	$10,709	$10,766
4/18	$10,197	$10,671	$10,730
5/18	$10,290	$10,793	$10,856
6/18	$10,323	$10,802	$10,869
7/18	$10,346	$10,828	$10,893
8/18	$10,370	$10,856	$10,932
9/18	$10,316	$10,786	$10,863
10/18	$10,263	$10,719	$10,787
11/18	$10,344	$10,838	$10,907
12/18	$10,439	$10,968	$11,058
1/19	$10,509	$11,051	$11,146
2/19	$10,566	$11,110	$11,213
3/19	$10,660	$11,286	$11,410
4/19	$10,693	$11,328	$11,462
5/19	$10,812	$11,484	$11,626
6/19	$10,867	$11,527	$11,674
7/19	$10,923	$11,619	$11,770
8/19	$11,078	$11,803	$11,976
9/19	$11,006	$11,708	$11,877
10/19	$11,009	$11,729	$11,903
11/19	$11,014	$11,758	$11,924
12/19	$11,045	$11,794	$11,969
1/20	$11,203	$12,006	$12,193
2/20	$11,335	$12,161	$12,365
3/20	$11,004	$11,720	$11,938
4/20	$10,878	$11,573	$11,739
5/20	$11,165	$11,941	$12,118
6/20	$11,232	$12,039	$12,220
7/20	$11,389	$12,242	$12,426
8/20	$11,336	$12,185	$12,382
9/20	$11,347	$12,187	$12,420
10/20	$11,319	$12,151	$12,380
11/20	$11,476	$12,334	$12,556
12/20	$11,554	$12,409	$12,619
1/21	$11,631	$12,488	$12,741
2/21	$11,445	$12,290	$12,529
3/21	$11,494	$12,366	$12,609
4/21	$11,597	$12,469	$12,715
5/21	$11,659	$12,506	$12,759
6/21	$11,695	$12,541	$12,806
7/21	$11,798	$12,645	$12,920
8/21	$11,755	$12,598	$12,868
9/21	$11,658	$12,507	$12,777
10/21	$11,641	$12,471	$12,732
11/21	$11,731	$12,577	$12,839
12/21	$11,754	$12,597	$12,853
1/22	$11,440	$12,253	$12,511
2/22	$11,370	$12,209	$12,466
3/22	$11,042	$11,813	$12,059
4/22	$10,699	$11,486	$11,721
5/22	$10,818	$11,657	$11,854
6/22	$10,639	$11,466	$11,656
7/22	$10,881	$11,769	$11,968
8/22	$10,646	$11,511	$11,715
9/22	$10,245	$11,069	$11,245
10/22	$10,134	$10,977	$11,141
11/22	$10,671	$11,490	$11,659
12/22	$10,642	$11,523	$11,690
1/23	$10,947	$11,854	$12,043
2/23	$10,657	$11,586	$11,781
3/23	$10,896	$11,843	$12,036
4/23	$10,884	$11,816	$12,012
5/23	$10,802	$11,714	$11,897
6/23	$10,918	$11,831	$12,034
7/23	$10,935	$11,878	$12,104
8/23	$10,796	$11,707	$11,899
9/23	$10,502	$11,364	$11,565
10/23	$10,321	$11,267	$11,456
11/23	$11,010	$11,983	$12,167
12/23	$11,272	$12,261	$12,467
1/24	$11,263	$12,198	$12,418
2/24	$11,268	$12,214	$12,447
3/24	$11,258	$12,214	$12,460
4/24	$11,162	$12,062	$12,309
5/24	$11,167	$12,027	$12,270
6/24	$11,333	$12,211	$12,460
7/24	$11,426	$12,323	$12,552
8/24	$11,490	$12,420	$12,646
9/24	$11,658	$12,543	$12,775
10/24	$11,474	$12,360	$12,606
11/24	$11,691	$12,573	$12,816
12/24	$11,505	$12,390	$12,630
1/25	$11,495	$12,452	$12,720
2/25	$11,624	$12,576	$12,824
3/25	$11,404	$12,363	$12,638
4/25	$11,304	$12,263	$12,514
5/25	$11,219	$12,271	$12,526
6/25	$11,285	$12,347	$12,598
7/25	$11,198	$12,322	$12,568

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	(1.99)%	(0.34)%	1.47%
Class A with 3.25% Maximum Sales Charge	(5.15)%	(0.98)%	1.14%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Bloomberg Pennsylvania Municipal Bond Index	0.13%	0.23%	2.31%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$161,713,335
# of Portfolio Holdings	123
Portfolio Turnover Rate	62%
Total Advisory Fees Paid	$620,600

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	3.2%
Bond Bank	3.3%
Electric Utilities	4.5%
Lease Rev./Cert. of Participation	4.6%
Housing	5.2%
Senior Living/Life Care	5.8%
Special Tax Revenue	7.9%
Water and Sewer	9.3%
Education	12.2%
General Obligations	14.3%
Transportation	14.4%
Hospital	15.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.8%
B	0.5%
BB	1.9%
BBB	9.7%
A	24.6%
AA	57.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2025

ETPAX-TSR-AR

Eaton Vance Pennsylvania Municipal Income Fund

Class C ECPAX

Annual Shareholder Report July 31, 2025

This annual shareholder report contains important information about the Eaton Vance Pennsylvania Municipal Income Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$148	1.50%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in bonds with 22+ years remaining to maturity detracted from Index-relative returns during the period

↓ An overweight position and security selections in bonds with 4.00% to 4.99% coupon rates also hurt performance

↓ An overweight exposure to bonds rated BBB hurt returns as BBB rated securities were the worst performing rating category over the period

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds during the period, also contributed

↑ An underweight position and security selections in the leasing sector contributed to returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg Pennsylvania Municipal Bond Index
7/15	$10,000	$10,000	$10,000
8/15	$10,027	$10,020	$10,028
9/15	$10,098	$10,092	$10,097
10/15	$10,124	$10,132	$10,129
11/15	$10,161	$10,173	$10,182
12/15	$10,232	$10,244	$10,255
1/16	$10,324	$10,366	$10,377
2/16	$10,306	$10,383	$10,391
3/16	$10,332	$10,416	$10,431
4/16	$10,391	$10,492	$10,505
5/16	$10,405	$10,520	$10,542
6/16	$10,564	$10,688	$10,713
7/16	$10,544	$10,694	$10,716
8/16	$10,557	$10,709	$10,729
9/16	$10,502	$10,655	$10,667
10/16	$10,403	$10,544	$10,556
11/16	$10,078	$10,150	$10,150
12/16	$10,149	$10,270	$10,280
1/17	$10,187	$10,337	$10,343
2/17	$10,234	$10,409	$10,412
3/17	$10,238	$10,432	$10,452
4/17	$10,298	$10,507	$10,530
5/17	$10,403	$10,674	$10,702
6/17	$10,372	$10,636	$10,690
7/17	$10,409	$10,722	$10,761
8/17	$10,469	$10,803	$10,849
9/17	$10,426	$10,748	$10,777
10/17	$10,417	$10,775	$10,813
11/17	$10,351	$10,717	$10,780
12/17	$10,412	$10,829	$10,899
1/18	$10,345	$10,702	$10,760
2/18	$10,313	$10,670	$10,718
3/18	$10,340	$10,709	$10,766
4/18	$10,319	$10,671	$10,730
5/18	$10,406	$10,793	$10,856
6/18	$10,432	$10,802	$10,869
7/18	$10,449	$10,828	$10,893
8/18	$10,467	$10,856	$10,932
9/18	$10,410	$10,786	$10,863
10/18	$10,352	$10,719	$10,787
11/18	$10,426	$10,838	$10,907
12/18	$10,513	$10,968	$11,058
1/19	$10,575	$11,051	$11,146
2/19	$10,626	$11,110	$11,213
3/19	$10,724	$11,286	$11,410
4/19	$10,738	$11,328	$11,462
5/19	$10,860	$11,484	$11,626
6/19	$10,895	$11,527	$11,674
7/19	$10,956	$11,619	$11,770
8/19	$11,100	$11,803	$11,976
9/19	$11,024	$11,708	$11,877
10/19	$11,009	$11,729	$11,903
11/19	$11,020	$11,758	$11,924
12/19	$11,032	$11,794	$11,969
1/20	$11,203	$12,006	$12,193
2/20	$11,312	$12,161	$12,365
3/20	$10,987	$11,720	$11,938
4/20	$10,848	$11,573	$11,739
5/20	$11,130	$11,941	$12,118
6/20	$11,189	$12,039	$12,220
7/20	$11,334	$12,242	$12,426
8/20	$11,277	$12,185	$12,382
9/20	$11,281	$12,187	$12,420
10/20	$11,248	$12,151	$12,380
11/20	$11,393	$12,334	$12,556
12/20	$11,461	$12,409	$12,619
1/21	$11,528	$12,488	$12,741
2/21	$11,332	$12,290	$12,529
3/21	$11,372	$12,366	$12,609
4/21	$11,477	$12,469	$12,715
5/21	$11,529	$12,506	$12,759
6/21	$11,557	$12,541	$12,806
7/21	$11,649	$12,645	$12,920
8/21	$11,601	$12,598	$12,868
9/21	$11,502	$12,507	$12,777
10/21	$11,467	$12,471	$12,732
11/21	$11,559	$12,577	$12,839
12/21	$11,575	$12,597	$12,853
1/22	$11,257	$12,253	$12,511
2/22	$11,185	$12,209	$12,466
3/22	$10,854	$11,813	$12,059
4/22	$10,510	$11,486	$11,721
5/22	$10,617	$11,657	$11,854
6/22	$10,441	$11,466	$11,656
7/22	$10,678	$11,769	$11,968
8/22	$10,424	$11,511	$11,715
9/22	$10,026	$11,069	$11,245
10/22	$9,915	$10,977	$11,141
11/22	$10,430	$11,490	$11,659
12/22	$10,397	$11,523	$11,690
1/23	$10,692	$11,854	$12,043
2/23	$10,400	$11,586	$11,781
3/23	$10,633	$11,843	$12,036
4/23	$10,616	$11,816	$12,012
5/23	$10,521	$11,714	$11,897
6/23	$10,624	$11,831	$12,034
7/23	$10,634	$11,878	$12,104
8/23	$10,498	$11,707	$11,899
9/23	$10,203	$11,364	$11,565
10/23	$10,014	$11,267	$11,456
11/23	$10,683	$11,983	$12,167
12/23	$10,936	$12,261	$12,467
1/24	$10,921	$12,198	$12,418
2/24	$10,920	$12,214	$12,447
3/24	$10,906	$12,214	$12,460
4/24	$10,797	$12,062	$12,309
5/24	$10,796	$12,027	$12,270
6/24	$10,959	$12,211	$12,460
7/24	$11,040	$12,323	$12,552
8/24	$11,093	$12,420	$12,646
9/24	$11,245	$12,543	$12,775
10/24	$11,067	$12,360	$12,606
11/24	$11,264	$12,573	$12,816
12/24	$11,071	$12,390	$12,630
1/25	$11,069	$12,452	$12,720
2/25	$11,170	$12,576	$12,824
3/25	$10,960	$12,363	$12,638
4/25	$10,862	$12,263	$12,514
5/25	$10,777	$12,271	$12,526
6/25	$10,833	$12,347	$12,598
7/25	$10,891	$12,322	$12,568

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(2.77)%	(1.08)%	0.86%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(3.72)%	(1.08)%	0.86%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Bloomberg Pennsylvania Municipal Bond Index	0.13%	0.23%	2.31%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$161,713,335
# of Portfolio Holdings	123
Portfolio Turnover Rate	62%
Total Advisory Fees Paid	$620,600

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	3.2%
Bond Bank	3.3%
Electric Utilities	4.5%
Lease Rev./Cert. of Participation	4.6%
Housing	5.2%
Senior Living/Life Care	5.8%
Special Tax Revenue	7.9%
Water and Sewer	9.3%
Education	12.2%
General Obligations	14.3%
Transportation	14.4%
Hospital	15.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.8%
B	0.5%
BB	1.9%
BBB	9.7%
A	24.6%
AA	57.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2025

ECPAX-TSR-AR

Eaton Vance Pennsylvania Municipal Income Fund

Class I EIPAX

Annual Shareholder Report July 31, 2025

This annual shareholder report contains important information about the Eaton Vance Pennsylvania Municipal Income Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	0.55%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in bonds with 22+ years remaining to maturity detracted from Index-relative returns during the period

↓ An overweight position and security selections in bonds with 4.00% to 4.99% coupon rates also hurt performance

↓ An overweight exposure to bonds rated BBB hurt returns as BBB rated securities were the worst performing rating category over the period

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds during the period, also contributed

↑ An underweight position and security selections in the leasing sector contributed to returns during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg Pennsylvania Municipal Bond Index
7/15	$1,000,000	$1,000,000	$1,000,000
8/15	$1,003,471	$1,001,964	$1,002,805
9/15	$1,011,478	$1,009,222	$1,009,653
10/15	$1,014,936	$1,013,234	$1,012,881
11/15	$1,018,379	$1,017,263	$1,018,188
12/15	$1,026,399	$1,024,410	$1,025,549
1/16	$1,036,721	$1,036,633	$1,037,747
2/16	$1,035,550	$1,038,263	$1,039,062
3/16	$1,040,142	$1,041,552	$1,043,099
4/16	$1,045,835	$1,049,211	$1,050,531
5/16	$1,049,242	$1,052,048	$1,054,239
6/16	$1,065,335	$1,068,785	$1,071,258
7/16	$1,064,024	$1,069,438	$1,071,637
8/16	$1,067,277	$1,070,881	$1,072,893
9/16	$1,062,359	$1,065,536	$1,066,651
10/16	$1,052,749	$1,054,357	$1,055,566
11/16	$1,019,634	$1,015,035	$1,015,034
12/16	$1,028,899	$1,026,951	$1,027,972
1/17	$1,032,423	$1,033,721	$1,034,250
2/17	$1,038,093	$1,040,899	$1,041,221
3/17	$1,040,456	$1,043,159	$1,045,172
4/17	$1,046,232	$1,050,728	$1,053,046
5/17	$1,058,057	$1,067,404	$1,070,239
6/17	$1,055,480	$1,063,576	$1,068,957
7/17	$1,060,171	$1,072,181	$1,076,087
8/17	$1,067,277	$1,080,340	$1,084,885
9/17	$1,064,687	$1,074,847	$1,077,696
10/17	$1,063,315	$1,077,471	$1,081,284
11/17	$1,058,276	$1,071,702	$1,077,961
12/17	$1,064,276	$1,082,903	$1,089,852
1/18	$1,059,178	$1,070,154	$1,076,001
2/18	$1,056,556	$1,066,957	$1,071,791
3/18	$1,060,116	$1,070,895	$1,076,587
4/18	$1,058,689	$1,067,073	$1,073,014
5/18	$1,068,582	$1,079,292	$1,085,572
6/18	$1,072,128	$1,080,214	$1,086,905
7/18	$1,074,745	$1,082,835	$1,089,298
8/18	$1,077,373	$1,085,616	$1,093,151
9/18	$1,072,036	$1,078,587	$1,086,321
10/18	$1,067,961	$1,071,945	$1,078,712
11/18	$1,075,324	$1,083,810	$1,090,657
12/18	$1,085,344	$1,096,787	$1,105,799
1/19	$1,092,765	$1,105,077	$1,114,648
2/19	$1,098,853	$1,110,994	$1,121,317
3/19	$1,110,128	$1,128,557	$1,141,025
4/19	$1,112,409	$1,132,798	$1,146,215
5/19	$1,124,938	$1,148,415	$1,162,610
6/19	$1,130,850	$1,152,656	$1,167,392
7/19	$1,138,195	$1,161,945	$1,176,981
8/19	$1,153,192	$1,180,273	$1,197,554
9/19	$1,145,839	$1,170,812	$1,187,731
10/19	$1,146,394	$1,172,910	$1,190,269
11/19	$1,147,056	$1,175,844	$1,192,400
12/19	$1,150,567	$1,179,433	$1,196,927
1/20	$1,168,438	$1,200,624	$1,219,327
2/20	$1,181,005	$1,216,107	$1,236,506
3/20	$1,146,844	$1,171,995	$1,193,826
4/20	$1,133,963	$1,157,286	$1,173,905
5/20	$1,163,941	$1,194,101	$1,211,808
6/20	$1,171,113	$1,203,929	$1,222,007
7/20	$1,187,646	$1,224,206	$1,242,576
8/20	$1,183,730	$1,218,462	$1,238,159
9/20	$1,183,724	$1,218,720	$1,241,976
10/20	$1,181,053	$1,215,059	$1,238,019
11/20	$1,197,598	$1,233,396	$1,255,556
12/20	$1,207,270	$1,240,909	$1,261,909
1/21	$1,214,127	$1,248,817	$1,274,144
2/21	$1,194,960	$1,228,975	$1,252,872
3/21	$1,200,257	$1,236,554	$1,260,882
4/21	$1,211,151	$1,246,926	$1,271,508
5/21	$1,217,822	$1,250,646	$1,275,885
6/21	$1,221,791	$1,254,080	$1,280,613
7/21	$1,232,755	$1,264,481	$1,291,953
8/21	$1,228,456	$1,259,841	$1,286,831
9/21	$1,218,556	$1,250,749	$1,277,717
10/21	$1,216,998	$1,247,091	$1,273,189
11/21	$1,228,034	$1,257,708	$1,283,904
12/21	$1,229,273	$1,259,737	$1,285,280
1/22	$1,196,769	$1,225,254	$1,251,058
2/22	$1,191,068	$1,220,865	$1,246,631
3/22	$1,155,599	$1,181,288	$1,205,882
4/22	$1,120,052	$1,148,614	$1,172,079
5/22	$1,132,684	$1,165,677	$1,185,400
6/22	$1,114,146	$1,146,585	$1,165,556
7/22	$1,139,676	$1,176,880	$1,196,821
8/22	$1,115,338	$1,151,087	$1,171,491
9/22	$1,073,698	$1,106,907	$1,124,508
10/22	$1,062,252	$1,097,702	$1,114,124
11/22	$1,118,478	$1,149,045	$1,165,919
12/22	$1,115,738	$1,152,335	$1,168,959
1/23	$1,147,704	$1,185,436	$1,204,308
2/23	$1,117,619	$1,158,630	$1,178,077
3/23	$1,142,794	$1,184,338	$1,203,585
4/23	$1,141,767	$1,181,632	$1,201,154
5/23	$1,133,431	$1,171,393	$1,189,659
6/23	$1,144,227	$1,183,127	$1,203,424
7/23	$1,147,679	$1,187,807	$1,210,430
8/23	$1,133,412	$1,170,707	$1,189,893
9/23	$1,102,826	$1,136,395	$1,156,549
10/23	$1,082,574	$1,126,725	$1,145,575
11/23	$1,156,420	$1,198,251	$1,216,651
12/23	$1,184,025	$1,226,100	$1,246,702
1/24	$1,183,226	$1,219,838	$1,241,841
2/24	$1,183,972	$1,221,405	$1,244,653
3/24	$1,183,207	$1,221,366	$1,246,008
4/24	$1,171,834	$1,206,240	$1,230,898
5/24	$1,174,094	$1,202,702	$1,227,003
6/24	$1,191,647	$1,221,137	$1,245,996
7/24	$1,201,633	$1,232,267	$1,255,204
8/24	$1,208,550	$1,241,985	$1,264,636
9/24	$1,226,409	$1,254,260	$1,277,505
10/24	$1,207,274	$1,235,972	$1,260,600
11/24	$1,230,247	$1,257,322	$1,281,555
12/24	$1,211,016	$1,239,017	$1,262,983
1/25	$1,210,151	$1,245,227	$1,272,032
2/25	$1,223,860	$1,257,574	$1,282,406
3/25	$1,201,000	$1,236,261	$1,263,754
4/25	$1,190,774	$1,226,301	$1,251,378
5/25	$1,182,058	$1,227,089	$1,252,639
6/25	$1,189,179	$1,234,728	$1,259,807
7/25	$1,180,355	$1,232,234	$1,256,778

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	(1.77)%	(0.12)%	1.67%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Bloomberg Pennsylvania Municipal Bond Index	0.13%	0.23%	2.31%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$161,713,335
# of Portfolio Holdings	123
Portfolio Turnover Rate	62%
Total Advisory Fees Paid	$620,600

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	3.2%
Bond Bank	3.3%
Electric Utilities	4.5%
Lease Rev./Cert. of Participation	4.6%
Housing	5.2%
Senior Living/Life Care	5.8%
Special Tax Revenue	7.9%
Water and Sewer	9.3%
Education	12.2%
General Obligations	14.3%
Transportation	14.4%
Hospital	15.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.8%
B	0.5%
BB	1.9%
BBB	9.7%
A	24.6%
AA	57.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2025

EIPAX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated the former and current Chairpersons of the Audit Committee, George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance Municipal Opportunities Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years ended July 31, 2024 and July 31, 2025 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Arizona Municipal Income Fund

Fiscal Years Ended	07/31/24	07/31/25
Audit Fees	$43,400	$43,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$43,400	$43,400

Eaton Vance Connecticut Municipal Income Fund

Fiscal Years Ended	07/31/24	07/31/25
Audit Fees	$45,400	$45,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$45,400	$45,400

Eaton Vance Minnesota Municipal Income Fund

Fiscal Years Ended	07/31/24	07/31/25
Audit Fees	$45,400	$45,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$45,400	$45,400

Eaton Vance Municipal Opportunities Fund

Fiscal Years Ended	07/31/24	07/31/25
Audit Fees	$58,400	$58,570
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$58,400	$58,570

Eaton Vance New Jersey Municipal Income Fund

Fiscal Years Ended	07/31/24	07/31/25
Audit Fees	$58,400	$58,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$58,400	$58,400

Eaton Vance Pennsylvania Municipal Income Fund

Fiscal Years Ended	07/31/24	07/31/25
Audit Fees	$58,400	$58,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$58,400	$58,400

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/23	9/30/23	7/31/24	8/31/24	9/30/24	7/31/25
Audit Fees	$290,100	$323,400	$309,400	$311,800	$345,800	$309,570
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$0	$0	$0	$0	$0	$0
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$290,100	$323,400	$309,400	$311,800	$345,800	$309,570

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the same time period.

Fiscal Years Ended	8/31/23	9/30/23	7/31/24	8/31/24	9/30/24	7/31/25
Registrant(1)	$0	$0	$0	$0	$0	$0
Eaton Vance(2)	$52,836	$52,836	$18,490	$18,490	$18,490	$18,490

(1)	Includes all of the Series of the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Municipals Trust
Annual Financial Statements and
Additional Information
July 31, 2025

Arizona    •     Connecticut    •    Minnesota    •    New Jersey    •    Pennsylvania

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information July 31, 2025
Eaton Vance
Municipal Income Funds
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Arizona Municipal Income Fund
July 31, 2025
Portfolio of Investments

Tax-Exempt Municipal Obligations — 97.5%
Security	Principal Amount (000's omitted)	Value
Education — 15.0%
Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(1)	$250	$ 240,691
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/40(1)	1,050	994,614
Arizona Industrial Development Authority, (Equitable School Revolving Fund LLC), 5.00%, 11/1/44	200	193,350
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	60	45,898
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 3.00%, 12/15/31(1)	630	581,023
Arizona State University, 5.00%, 7/1/36	1,150	1,150,887
Glendale Industrial Development Authority, AZ, (Midwestern University Foundation), (AMT), 2.125%, 7/1/33	250	203,998
Kayenta Unified School District No. 27, AZ, 6.00%, 7/1/40	2,375	2,614,915
La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 4.00%, 2/15/41	430	357,261
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools):
4.00%, 7/1/41(1)	500	430,210
4.25%, 7/1/44	500	427,179
Northern Arizona University, 5.00%, 6/1/38	1,000	1,015,996
Phoenix Industrial Development Authority, AZ, (Legacy Traditional Schools), 5.00%, 7/1/46(1)	500	462,458
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy), 5.00%, 6/15/44(1)	1,000	902,785
University of Arizona:
4.00%, 8/1/44	2,180	1,958,032
5.00%, 6/1/38	1,500	1,525,114
5.00%, 6/1/42	1,000	1,015,196
		$ 14,119,607
Electric Utilities — 4.5%
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	$1,475	$ 1,449,861
Salt River Project Agricultural Improvement and Power District, AZ:
5.00%, 1/1/45	1,000	1,010,026
5.25%, 1/1/53	1,720	1,782,727
		$ 4,242,614
General Obligations — 9.5%
Chandler Unified School District No. 80, AZ, 4.00%, 7/1/37	$750	$ 749,784
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Flagstaff Unified School District No. 1, AZ, 4.00%, 7/1/44	$955	$ 858,503
Glendale, AZ:
5.00%, 7/1/40	550	587,381
5.00%, 7/1/43	380	392,640
Lake Havasu City, AZ, Wastewater System Revenue:
4.00%, 7/1/43	1,000	909,432
5.00%, 7/1/38	1,250	1,364,279
Paradise Valley Unified School District No. 69, AZ:
4.00%, 7/1/42	500	461,192
5.00%, 7/1/43	2,000	2,088,626
Puerto Rico:
0.00%, 7/1/33	750	520,643
5.625%, 7/1/29	1,000	1,059,072
		$ 8,991,552
Hospital — 9.5%
Arizona Health Facilities Authority, (Banner Health), (LOC: Bank of America, N.A.), 2.80%, 1/1/46(2)	$1,100	$ 1,100,000
Arizona Industrial Development Authority, (Phoenix Children's Hospital), 4.00%, 2/1/50	1,420	1,168,842
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	500	445,453
4.00%, 1/1/48	2,350	1,991,326
Maricopa County Industrial Development Authority, AZ, (HonorHealth), 5.00%, 9/1/32	400	418,874
Phoenix Industrial Development Authority, AZ, (Mayo Clinic):
3.75%, 11/15/57	1,000	762,333
(SPA: Northern Trust Co.), 2.15%, 11/15/52(2)	2,000	2,000,000
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/41	1,000	1,026,240
		$ 8,913,068
Housing — 8.6%
Arizona Industrial Development Authority, (FHLMC), (FNMA), (GNMA), 5.00%, 10/1/45	$1,000	$ 989,036
Arizona Industrial Development Authority, (Hacienda Del Rio), (FNMA), 4.50%, 6/1/41	990	961,815
Arizona Industrial Development Authority, (University at West Glendale), 5.00% to 9/1/26 (Put Date), 3/1/45	1,000	1,015,466
Maricopa County and Phoenix Industrial Development Authorities, AZ:
(FHLMC), (FNMA), (GNMA), 4.10%, 9/1/36	530	523,426
(FHLMC), (FNMA), (GNMA), 4.65%, 9/1/44	990	968,874
(FHLMC), (FNMA), (GNMA), 4.85%, 9/1/54	300	284,668

See Notes to Financial Statements.

Eaton Vance
Arizona Municipal Income Fund
July 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Maricopa County and Phoenix Industrial Development Authorities, AZ: (continued)
(GNMA), 4.45%, 9/1/44	$985	$ 928,053
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/39	500	489,969
5.00%, 7/1/44	250	236,874
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/27	415	425,758
5.00%, 7/1/37	500	500,860
Pima County Industrial Development Authority, AZ, SFMR:
(GNMA), 4.45%, 7/1/44	370	348,626
(GNMA), 4.60%, 7/1/49	470	438,753
		$ 8,112,178
Industrial Development Revenue — 6.0%
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	$2,000	$ 2,034,765
Maricopa County Industrial Development Authority, AZ, (Commercial Metals Co.), (AMT), 4.00%, 10/15/47(1)	1,000	783,693
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	850	792,127
Yavapai County Industrial Development Authority, AZ, (Waste Management, Inc.), (AMT), 4.25%, 3/1/28	2,000	2,022,769
		$ 5,633,354
Insured - Electric Utilities — 0.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$485	$ 488,726
		$ 488,726
Insured - General Obligations — 11.6%
Buckeye Union High School District No. 201, AZ, (AG), 5.00%, 7/1/30	$800	$ 881,014
Cartwright Elementary School District No. 83, AZ, (AG), 5.25%, 7/1/42	1,390	1,440,986
Glendale Union High School District No. 205, AZ, (AG), 5.00%, 7/1/43	1,125	1,158,712
Marana Unified School District No. 6, AZ:
(AG), 5.00%, 7/1/41	750	774,785
(AG), 5.00%, 7/1/42	725	741,444
(AG), 5.00%, 7/1/43	865	883,472
Maricopa County Elementary School District No. 25, AZ, (AG), 4.375%, 7/1/42	2,120	2,075,401
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Maricopa County Elementary School District No. 6, AZ:
(BAM), 5.00%, 7/1/37	$660	$ 713,472
(BAM), 5.00%, 7/1/41	500	521,174
Phoenix Elementary School District No. 1, AZ:
(BAM), 4.00%, 7/1/44	660	591,240
(BAM), 5.00%, 7/1/43	1,140	1,166,617
		$ 10,948,317
Insured - Hospital — 0.4%
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), (AG), 4.00%, 8/1/49	$500	$ 424,889
		$ 424,889
Insured - Lease Revenue/Certificates of Participation — 0.8%
Higley Unified School District No. 60, AZ, Certificates of Participation:
(AG), 4.125%, 6/1/42	$500	$ 461,643
(AG), 4.25%, 6/1/47	300	270,062
		$ 731,705
Insured - Special Tax Revenue — 4.3%
Phoenix Civic Improvement Corp., AZ, (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$ 1,851,359
Pinal County, AZ:
(BAM), 5.00%, 8/1/36	650	720,737
(BAM), 5.00%, 8/1/38	1,100	1,192,547
Sedona, AZ, Excise Tax Revenue, (AG), 5.00%, 7/1/42	250	254,510
		$ 4,019,153
Insured - Water and Sewer — 1.1%
Goodyear, AZ, Water and Sewer Revenue, (AG), 5.00%, 7/1/43	$1,000	$ 1,035,277
		$ 1,035,277
Other Revenue — 1.5%
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	$1,355	$ 1,408,780
		$ 1,408,780
Senior Living/Life Care — 2.4%
Glendale Industrial Development Authority, AZ, (Royal Oaks - Inspirata Pointe), 5.00%, 5/15/41	$600	$ 550,088
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	150	149,204

See Notes to Financial Statements.

Eaton Vance
Arizona Municipal Income Fund
July 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/29	$380	$ 380,380
4.00%, 12/1/30	500	498,209
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.00%, 10/1/37(1)	900	667,334
		$ 2,245,215
Special Tax Revenue — 9.5%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 195,425
Bullhead City, AZ, Excise Taxes Revenue:
1.30%, 7/1/28	500	471,812
2.10%, 7/1/36	580	456,142
2.55%, 7/1/46	2,000	1,269,704
4.00%, 7/1/32	275	280,798
4.25%, 7/1/40	1,000	986,602
Marana, AZ, Pledged Excise Tax Revenue, 4.00%, 7/1/44	1,000	889,180
Maricopa, AZ, Pledged Revenue, 5.25%, 7/15/42	600	629,859
Phoenix Civic Improvement Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/45	1,000	903,442
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,000	915,316
Queen Creek, AZ, Excise Tax Revenue:
4.00%, 8/1/45	1,040	918,934
5.00%, 8/1/49	1,000	1,015,113
		$ 8,932,327
Transportation — 3.6%
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 4.00%, 7/1/37	$1,500	$ 1,436,119
(AMT), 4.00%, 7/1/38	1,000	945,742
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/42	1,000	1,014,713
		$ 3,396,574
Water and Sewer — 8.7%
Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$ 1,510,045
Gilbert Water Resources Municipal Property Corp., AZ, Green Bonds, 4.00%, 7/15/47	1,000	887,279
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue:
5.00%, 7/1/28	860	861,334
5.00%, 7/1/39	1,000	1,068,376
5.25%, 7/1/47	1,800	1,866,625
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Tucson, AZ, Water System Revenue, 5.00%, 7/1/42	$1,885	$ 1,972,763
		$ 8,166,422
Total Tax-Exempt Municipal Obligations (identified cost $94,704,861)		$ 91,809,758

Taxable Municipal Obligations — 1.8%
Security	Principal Amount (000's omitted)	Value
Education — 0.6%
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	$500	$ 516,448
		$ 516,448
Insured - Special Tax Revenue — 0.5%
Pinal County, AZ, (BAM), 5.165%, 8/1/34	$500	$ 509,158
		$ 509,158
Special Tax Revenue — 0.7%
Cottonwood, AZ, Pledged Revenue, 2.625%, 7/1/35	$850	$ 693,419
		$ 693,419
Total Taxable Municipal Obligations (identified cost $1,850,000)		$ 1,719,025
Total Investments — 99.3% (identified cost $96,554,861)		$ 93,528,783
Other Assets, Less Liabilities — 0.7%		$ 644,575
Net Assets — 100.0%		$ 94,173,358
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $5,820,579 or 6.2% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2025.

See Notes to Financial Statements.

Eaton Vance
Arizona Municipal Income Fund
July 31, 2025
Portfolio of Investments — continued

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2025, 19.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.5% to 11.1% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
July 31, 2025
Portfolio of Investments

Tax-Exempt Municipal Obligations — 95.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.7%
Connecticut, (Revolving Fund):
Green Bonds, 5.00%, 5/1/34	$1,000	$ 1,030,531
Green Bonds, 5.00%, 5/1/37	1,000	1,022,389
		$ 2,052,920
Education — 22.9%
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School):
2.625%, 7/1/51	$550	$ 325,894
4.00%, 7/1/41	250	226,336
4.00%, 7/1/46	60	51,160
Connecticut Health and Educational Facilities Authority, (Brunswick School):
5.00%, 7/1/36	530	577,412
5.00%, 7/1/37	375	406,456
5.00%, 7/1/38	250	268,227
Connecticut Health and Educational Facilities Authority, (Connecticut College), 4.00%, 7/1/36	1,225	1,213,767
Connecticut Health and Educational Facilities Authority, (Fairfield University):
4.00%, 7/1/42	2,640	2,410,676
5.00%, 7/1/43	375	382,741
5.00%, 7/1/44	200	203,091
5.25%, 7/1/47	495	507,114
Connecticut Health and Educational Facilities Authority, (Hopkins School), 5.25%, 7/1/47	1,675	1,694,904
Connecticut Health and Educational Facilities Authority, (Quinnipiac University):
4.125%, 7/1/41	1,765	1,629,754
5.00%, 7/1/34	1,375	1,382,325
5.00%, 7/1/48	975	949,552
Connecticut Health and Educational Facilities Authority, (Sacred Heart University):
4.00%, 7/1/45	1,880	1,622,661
5.00%, 7/1/37	810	822,466
Connecticut Health and Educational Facilities Authority, (The Taft School):
4.00%, 7/1/28	135	139,856
4.00%, 7/1/30	125	129,180
4.00%, 7/1/33	430	436,135
4.00%, 7/1/34	1,130	1,140,045
4.00%, 7/1/36	560	560,065
Connecticut Health and Educational Facilities Authority, (Trinity College), 4.00%, 6/1/45	260	230,061
Security	Principal Amount (000's omitted)	Value
Education (continued)
Connecticut Health and Educational Facilities Authority, (University of New Haven):
5.00%, 7/1/34	$810	$ 820,065
5.00%, 7/1/35	850	857,133
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 2.43%, 7/1/40(1)	1,750	1,750,000
Connecticut Health and Educational Facilities Authority, (Yale University):
2.00% to 7/1/26 (Put Date), 7/1/42	2,285	2,255,243
2.05%, 7/1/42(2)	1,000	1,000,000
2.80% to 2/10/26 (Put Date), 7/1/48	2,500	2,490,978
University of Connecticut:
5.00%, 2/15/37	310	325,768
5.50%, 11/15/53	1,400	1,473,997
		$ 28,283,062
Escrowed/Prerefunded — 0.1%
Connecticut Higher Education Supplemental Loan Authority, (AMT), Prerefunded to 11/15/25, 4.125%, 11/15/33	$150	$ 150,478
		$ 150,478
General Obligations — 28.0%
Branford, CT, 4.00%, 10/15/41	$950	$ 929,347
Bridgeport, CT, 4.00%, 9/1/41	95	88,219
Colchester, CT:
4.00%, 10/15/28	440	440,528
4.00%, 10/15/45	440	407,634
Connecticut:
4.00%, 1/15/38	825	817,209
4.00%, 6/15/39	200	194,177
5.00%, 8/1/33	540	610,671
5.00%, 11/15/38	545	590,522
Social Bonds, 3.00%, 6/1/33	625	593,877
Social Bonds, 4.00%, 1/15/43	335	304,536
Social Bonds, 5.00%, 11/15/42	1,460	1,510,067
Darien, CT, 4.00%, 4/15/39	1,300	1,303,303
East Haddam, CT:
3.00%, 12/1/35	300	275,224
3.00%, 12/1/37	335	295,608
Ellington, CT, 3.00%, 9/15/35	210	191,852
Enfield, CT, 3.00%, 8/1/39	1,115	929,576
Fairfield, CT, 4.125%, 7/1/44	1,480	1,431,577
Groton, CT:
Green Bonds, 4.00%, 4/1/40	1,185	1,147,000
Green Bonds, 4.125%, 4/1/41	1,410	1,368,817

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
July 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Guilford, CT, 4.00%, 8/1/40(3)	$185	$ 185,463
Manchester, CT, 4.00%, 2/1/43	675	633,678
Naugatuck, CT, 5.25%, 10/15/43	275	286,679
New Canaan, CT:
3.00%, 3/15/44	1,355	1,076,047
3.00%, 3/15/45	1,395	1,097,570
4.00%, 3/15/43	1,135	1,092,692
New Milford, CT:
4.00%, 7/15/37	325	335,285
4.00%, 7/15/38	325	332,191
4.00%, 7/15/39	325	328,343
4.00%, 7/15/40	325	325,044
4.00%, 7/15/41	325	320,311
4.00%, 7/15/42	325	314,936
4.00%, 7/15/43	220	210,484
4.125%, 7/15/44	320	307,391
4.125%, 7/15/45	245	232,243
North Branford, CT:
4.00%, 8/1/41(3)	550	547,426
4.00%, 8/1/42(3)	550	541,077
4.125%, 8/1/43(3)	550	543,209
5.00%, 8/1/34(3)	175	197,304
Norwalk, CT, 4.00%, 8/15/47	1,175	1,075,114
Puerto Rico:
0.00%, 7/1/33	750	520,643
5.625%, 7/1/27	340	350,510
5.625%, 7/1/29	1,250	1,323,840
South Windsor, CT, 4.00%, 2/1/43	1,425	1,356,944
Stamford, CT:
3.00%, 6/1/36	3,025	2,758,683
3.25%, 8/1/36	100	93,298
Thomaston, CT:
4.00%, 8/1/40(3)	5	4,976
4.00%, 8/1/41(3)	200	197,902
4.00%, 8/1/42(3)	200	195,323
4.00%, 8/1/43(3)	200	192,935
4.00%, 8/1/44(3)	200	191,318
4.00%, 8/1/45(3)	200	190,019
Trumbull, CT, 2.50%, 9/1/34	180	157,457
Waterbury, CT, 5.00%, 8/1/37	1,150	1,232,967
West Hartford, CT, 4.125%, 1/15/43	100	96,323
West Haven, CT, 4.00%, 9/15/36	1,000	984,325
Windsor Locks, CT:
4.125%, 7/15/41	640	632,587
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Windsor Locks, CT: (continued)
4.25%, 7/15/48	$665	$ 618,533
		$ 34,510,814
Hospital — 7.3%
Connecticut Health and Educational Facilities Authority, (Connecticut Children's Medical Center):
4.00%, 7/15/43	$1,285	$ 1,148,938
5.25%, 7/15/48	980	992,840
Connecticut Health and Educational Facilities Authority, (Nuvance Health):
4.00%, 7/1/41	1,250	1,130,517
4.00%, 7/1/49	1,500	1,258,576
Connecticut Health and Educational Facilities Authority, (Stamford Hospital):
4.00%, 7/1/39	500	467,739
4.00%, 7/1/46	1,620	1,373,081
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	1,940	1,963,096
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health):
5.00%, 7/1/46	150	152,213
5.00% to 7/1/29 (Put Date), 7/1/49	500	535,832
		$ 9,022,832
Housing — 12.6%
Connecticut Housing Finance Authority:
3.95%, 5/15/38	$875	$ 829,031
4.00%, 11/15/38	750	715,853
Social Bonds, 2.80%, 5/15/34	325	288,903
Social Bonds, 2.80%, 11/15/34	325	285,673
Social Bonds, 4.20%, 11/15/38	805	776,350
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.00%, 5/15/35	340	343,951
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.45%, 11/15/44	1,875	1,750,846
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 11/15/37	975	980,471
Sustainability Bonds, 4.05%, 11/15/42	800	738,733
Connecticut Housing Finance Authority, (Housing Mortgage Finance Program):
1.65%, 11/15/32	1,200	994,028
2.00%, 11/15/32	140	123,120
(SPA: TD Bank, N.A.), 2.31%, 11/15/51(1)	2,000	2,000,000
New Canaan Housing Authority, CT, (HANC Lakeview LLC), (FNMA), 4.00%, 12/1/34	1,000	984,160
Norwalk Housing Authority, CT, (Monterey Village Apartments), (FNMA), 4.40%, 9/1/42	1,505	1,426,862

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
July 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Waterbury Housing Authority, CT, Social Bonds, (FNMA), 4.25%, 7/1/39	$1,980	$ 1,904,869
Waterbury Housing Authority, CT, (Laurel Estates Preservation LLC), (FHLMC), 4.50%, 2/1/42	1,495	1,450,519
		$ 15,593,369
Insured - Education — 3.6%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School):
(AMBAC), Escrowed to Maturity, 5.25%, 7/1/30	$1,950	$ 2,169,727
(AMBAC), Escrowed to Maturity, 5.25%, 7/1/31	2,050	2,305,828
		$ 4,475,555
Insured - General Obligations — 5.5%
Bridgeport, CT:
(AG), 5.00%, 8/15/33	$2,310	$ 2,352,263
(BAM), 5.00%, 7/1/40	500	526,355
Hamden, CT, (BAM), 5.00%, 8/15/32	1,375	1,528,332
New Britain, CT:
(BAM), 4.00%, 3/1/47	1,655	1,457,548
(BAM), 5.00%, 3/1/47	75	75,307
New Haven, CT, (BAM), 5.25%, 8/1/43	500	517,700
West Haven, CT, (AG), 5.00%, 3/15/40	250	263,772
		$ 6,721,277
Insured - Hospital — 0.8%
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AG), 4.00%, 7/1/37	$1,000	$ 1,001,468
		$ 1,001,468
Insured - Transportation — 1.2%
Connecticut Airport Authority, (Bradley International Airport):
(BAM), (AMT), 4.00%, 7/1/49	$1,000	$ 825,906
(BAM), (AMT), 5.00%, 7/1/49	685	664,398
		$ 1,490,304
Senior Living/Life Care — 3.3%
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(4)	$1,000	$ 902,446
Connecticut Health and Educational Facilities Authority, (Covenant Home, Inc.):
5.00%, 12/1/25	500	502,114
5.00%, 12/1/34	1,000	1,019,713
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Connecticut Health and Educational Facilities Authority, (Jerome Home), 4.00%, 7/1/31	$235	$ 231,297
Connecticut Health and Educational Facilities Authority, (McLean Affiliates, Inc.), 5.00%, 1/1/45(4)	500	416,820
Stamford Housing Authority, CT, (Mozaic Concierge Living):
6.00%, 10/1/40	500	504,660
6.25%, 10/1/60	535	505,057
		$ 4,082,107
Special Tax Revenue — 3.2%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$200	$ 195,425
Connecticut, Special Tax Obligation Bonds:
4.00%, 5/1/38	800	796,539
4.00%, 11/1/38	125	123,597
5.00%, 7/1/39	475	507,458
5.00%, 7/1/42	1,000	1,046,318
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,360	1,244,830
		$ 3,914,167
Student Loan — 3.2%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), 4.00%, 11/15/36	$550	$ 531,095
(AMT), 4.125%, 11/15/40	1,095	1,042,420
(AMT), 4.25%, 11/15/38	635	611,957
(AMT), 5.00%, 11/15/28	250	262,461
(AMT), 5.00%, 11/15/29	220	231,190
(AMT), 5.25%, 11/15/35	1,175	1,238,381
		$ 3,917,504
Transportation — 0.8%
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/40	$1,000	$ 1,035,007
		$ 1,035,007
Water and Sewer — 1.2%
South Central Connecticut Regional Water Authority, CT, 5.00%, 8/1/49	$1,450	$ 1,486,836
		$ 1,486,836
Total Tax-Exempt Municipal Obligations (identified cost $120,713,128)		$117,737,700

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
July 31, 2025
Portfolio of Investments — continued

Taxable Municipal Obligations — 2.8%
Security	Principal Amount (000's omitted)	Value
General Obligations — 2.8%
Connecticut, 4.807%, 5/1/31	$1,000	$ 1,025,157
Naugatuck, CT:
1.14%, 9/15/26	200	192,893
1.40%, 9/15/27	250	235,167
1.60%, 9/15/28	255	234,502
1.79%, 9/15/29	750	676,206
Norwalk, CT, 1.381%, 7/15/29	1,000	900,800
Watertown, CT, 2.25%, 10/15/33	290	241,114
Total Taxable Municipal Obligations (identified cost $3,588,325)		$ 3,505,839
Total Investments — 98.2% (identified cost $124,301,453)		$121,243,539
Other Assets, Less Liabilities — 1.8%		$ 2,219,767
Net Assets — 100.0%		$123,463,306
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2025.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2025.
(3)	When-issued security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $1,514,691 or 1.2% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2025, 11.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.0% to 4.6% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
July 31, 2025
Portfolio of Investments

Tax-Exempt Municipal Obligations — 100.3%
Security	Principal Amount (000's omitted)	Value
Education — 8.7%
Minneapolis, MN, (University Gateway), (SPA: Wells Fargo Bank N.A.), 2.29%, 6/1/32(1)	$1,450	$ 1,450,000
Minnesota Higher Education Facilities Authority, (Carleton College):
5.00%, 3/1/48	2,750	2,788,835
5.00%, 3/1/53	1,250	1,262,546
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/28	1,010	1,011,205
Minnesota Higher Education Facilities Authority, (St. Olaf College):
4.00%, 10/1/46	45	38,402
4.00%, 10/1/50	1,275	1,053,393
Minnesota Higher Education Facilities Authority, (University of St. Thomas):
4.125%, 10/1/53	2,000	1,644,143
5.00%, 10/1/47	2,665	2,660,847
5.00%, 10/1/49	1,500	1,485,024
St. Paul Housing and Redevelopment Authority, MN, (Hmong College Prep Academy), 5.00%, 9/1/43	1,200	1,117,345
University of Minnesota:
5.00%, 9/1/39	1,500	1,523,150
5.00%, 9/1/40	1,000	1,013,270
5.00%, 11/1/42	2,000	2,049,089
		$ 19,097,249
Electric Utilities — 8.3%
Hutchinson, MN, Public Utility Revenue, 5.00%, 12/1/26	$350	$ 350,567
Minnesota Municipal Power Agency:
4.00%, 10/1/41	2,415	2,209,421
5.00%, 10/1/33	250	250,927
5.00%, 10/1/34	250	250,927
5.00%, 10/1/35	200	200,742
5.00%, 10/1/47	3,210	3,247,861
Northern Municipal Power Agency, MN:
5.00%, 1/1/26	375	378,421
5.00%, 1/1/27	640	659,694
Rochester, MN, Electric Utility Revenue, 5.00%, 12/1/42	3,660	3,735,766
Southern Minnesota Municipal Power Agency, 5.00%, 1/1/46	1,500	1,507,991
St. Paul Housing and Redevelopment Authority, MN, District Energy Revenue, 4.00%, 10/1/31	885	891,611
St. Paul Port Authority, MN, District Energy Revenue:
Series 2017-3, 4.00%, 10/1/42	1,250	1,087,034
Series 2017-4, (AMT), 4.00%, 10/1/40	1,000	853,873
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
St. Paul Port Authority, MN, District Energy Revenue: (continued)
Series 2021-2, (AMT), 4.00%, 10/1/40	$1,100	$ 939,260
Western Minnesota Municipal Power Agency:
5.00%, 1/1/30	750	822,323
5.00%, 1/1/36	800	806,989
		$ 18,193,407
General Obligations — 41.6%
Apple Valley, MN, 4.00%, 12/15/44	$1,760	$ 1,618,000
Brooklyn Center Independent School District No. 286, MN, 4.00%, 2/1/40	2,000	1,957,224
Cass Lake-Bena Independent School District No. 115, MN, 4.00%, 2/1/38	1,400	1,384,507
Cook County Independent School District No. 166, MN, 4.125%, 2/1/45	1,305	1,190,925
Duluth, MN, 5.00%, 2/1/32	1,000	1,011,514
Eden Prairie, MN:
5.00%, 2/1/39	1,360	1,485,359
5.00%, 2/1/40	1,425	1,535,250
Edgerton Independent School District No. 581, MN, 4.00%, 2/1/41	1,030	969,226
Edina, MN, 4.00%, 2/1/46	1,065	956,702
Forest Lake Independent School District No. 831, MN, 4.00%, 2/1/40	1,735	1,687,784
GFW Independent School District No. 2365, MN, 4.125%, 2/1/52	2,250	2,009,274
Hawley Independent School District No. 150, MN, 4.25%, 2/1/46	1,900	1,749,188
Hennepin County, MN, 5.00%, 12/1/38	1,915	2,061,681
Jordan Independent School District No. 717, MN, 4.00%, 2/1/42	1,150	1,063,941
Lakeville, MN, 4.00%, 2/1/42	1,110	1,047,976
Maple River Independent School District No. 2135, MN:
4.00%, 2/1/45	1,200	1,069,074
4.00%, 2/1/50	1,395	1,195,273
Martin County West Independent School District No. 2448, MN:
4.00%, 2/1/45	1,460	1,308,175
5.00%, 2/1/41	1,500	1,593,143
Minneapolis Special School District No. 1, MN:
4.00%, 2/1/37	1,255	1,256,733
5.00%, 2/1/43	1,320	1,360,683
5.00%, 2/1/45	2,515	2,580,215
Minneapolis, MN:
3.00%, 12/1/43	4,870	3,764,947
5.00%, 12/1/40	4,170	4,390,260

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
July 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Minneapolis-St. Paul Metropolitan Council, MN:
4.00%, 3/1/43	$2,000	$ 1,885,954
4.00%, 3/1/44	2,910	2,706,127
Minnesota:
4.00%, 9/1/41	1,910	1,845,804
5.00%, 8/1/38	1,135	1,220,026
5.00%, 8/1/40	1,500	1,566,482
5.00%, 8/1/42	2,820	2,953,633
Oakdale, MN, 4.00%, 2/1/49	1,980	1,739,302
Pequot Lakes Independent School District No. 186, MN, 5.00%, 2/1/43(2)	1,000	1,041,397
Puerto Rico, 5.625%, 7/1/29	1,500	1,588,608
Ramsey County, MN, 4.00%, 2/1/43	2,525	2,377,377
Rice County, MN, 4.00%, 2/1/52	2,975	2,553,183
Rosemount, MN:
4.00%, 2/1/44	2,385	2,173,668
4.00%, 2/1/48	1,085	953,315
Rosemount-Apple Valley-Eagan Independent School District No. 196, MN, 4.00%, 2/1/44	3,000	2,764,797
Round Lake-Brewster Independent School District No. 2907, MN, 4.00%, 2/1/46	2,680	2,401,180
Sartell-St. Stephen Independent School District No. 748, MN:
0.00%, 2/1/32	1,350	1,034,650
0.00%, 2/1/37	1,500	860,865
4.50%, 2/1/44	1,050	1,024,772
5.00%, 2/1/40	635	669,339
5.00%, 2/1/41	800	838,636
5.00%, 2/1/42	320	332,526
5.00%, 2/1/43	440	454,615
South Washington County Independent School District No. 833, MN, 4.00%, 2/1/44	2,900	2,613,774
St. Francis, MN:
4.00%, 2/1/47	545	480,134
4.125%, 2/1/53	595	514,449
St. Louis County, MN:
4.25%, 12/1/42	1,000	962,260
5.00%, 12/1/35	1,815	2,029,244
St. Paul Independent School District No. 625, MN, 4.00%, 2/1/44	3,620	3,247,473
St. Paul, MN, 5.00%, 3/1/35	950	1,051,038
St. Peter Independent School District No. 508, MN:
4.00%, 2/1/45	25	22,354
5.00%, 2/1/41	1,240	1,276,824
Stillwater Independent School District No. 834, 4.00%, 2/1/43	2,175	2,021,074
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Washington County, MN, 5.00%, 2/1/42	$1,000	$ 1,044,910
Watertown-Mayer Independent School District No. 111, MN, 0.00%, 2/1/36	1,000	615,314
		$ 91,112,158
Hospital — 19.8%
Duluth Economic Development Authority, MN, (Essentia Health Obligated Group):
4.25%, 2/15/43	$4,095	$ 3,656,361
5.00%, 2/15/48	4,000	3,913,610
Duluth Economic Development Authority, MN, (St. Luke's Hospital of Duluth Obligated Group):
5.25%, 6/15/47	1,240	1,254,077
5.25%, 6/15/52	2,000	2,012,679
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/37	3,085	2,945,634
Minneapolis, MN, (Fairview Health Services), 5.00%, 11/15/34	1,400	1,403,220
Minnesota Agricultural and Economic Development Board, (HealthPartners Obligated Group):
4.00%, 1/1/49	2,000	1,664,474
5.25%, 1/1/47	2,500	2,518,057
Rochester, MN, (Mayo Clinic):
4.00%, 11/15/48	5,000	4,352,700
5.00% to 5/15/32 (Put Date), 11/15/55	1,000	1,101,291
5.00%, 11/15/57	2,500	2,503,835
(LOC: Barclays Bank PLC), 2.10%, 11/15/64(3)	5,200	5,200,000
St. Cloud, MN, (CentraCare Health System):
4.00%, 5/1/50	3,500	2,918,666
5.00%, 5/1/42	2,000	2,034,889
5.00%, 5/1/54	2,500	2,454,289
St. Paul Housing and Redevelopment Authority, MN, (Children's Health Care):
5.00%, 8/15/42	1,500	1,539,631
5.00%, 8/15/43	1,250	1,275,312
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/31	500	514,248
		$ 43,262,973
Housing — 1.7%
Dakota County Community Development Agency, MN, (Heart of the City Apartments), (FNMA), 4.20%, 5/1/43	$1,540	$ 1,390,594
Minnesota Housing Finance Agency:
2.15%, 7/1/45	900	545,054
(FHLMC), (FNMA), (GNMA), 2.40%, 1/1/35	605	503,142
(FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	285	251,855

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
July 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Minnesota Housing Finance Agency: (continued)
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 7/1/53	$925	$ 997,116
		$ 3,687,761
Insured - Electric Utilities — 1.5%
Northern Municipal Power Agency, MN:
(AG), 5.00%, 1/1/28	$475	$ 500,838
(AG), 5.00%, 1/1/29	1,025	1,098,645
(AG), 5.00%, 1/1/31	575	631,859
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,150,010
		$ 3,381,352
Insured - General Obligations — 0.1%
Alexandria Lake Area Sanitation District, MN, (AG), 4.125%, 2/1/43	$300	$ 272,866
		$ 272,866
Insured - Hospital — 0.9%
Minneapolis, MN, (Fairview Health Services), (AG), 5.00%, 11/15/44	$2,000	$ 1,940,092
		$ 1,940,092
Lease Revenue/Certificates of Participation — 1.4%
Anoka-Hennepin Independent School District No. 11, MN, 5.00%, 2/1/34	$1,000	$ 1,007,178
Minnesota Housing Finance Agency, 4.00%, 8/1/39	2,055	1,951,226
		$ 2,958,404
Other Revenue — 2.3%
Center City, MN, (Hazelden Betty Ford Foundation), 5.00%, 11/1/47	$1,000	$ 980,793
Minnesota Municipal Gas Agency:
(Liq: Royal Bank of Canada), 3.921%, (67% of SOFR + 1.00%), 12/1/52(4)	2,000	2,002,107
(Liq: Royal Bank of Canada), 4.00% to 12/1/27 (Put Date), 12/1/52	2,000	2,024,448
		$ 5,007,348
Senior Living/Life Care — 2.7%
Apple Valley, MN, (PHS Apple Valley Senior Housing, Inc.):
4.50%, 9/1/53	$940	$ 749,476
5.00%, 9/1/43	1,000	926,835
5.375%, 9/1/45	475	457,645
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Apple Valley, MN, (PHS Apple Valley Senior Housing, Inc.): (continued)
5.50%, 9/1/55	$600	$ 574,209
North Oaks, MN, (Waverly Gardens):
4.00%, 10/1/25	1,600	1,600,405
4.00%, 10/1/26	1,680	1,684,538
		$ 5,993,108
Special Tax Revenue — 3.8%
American Samoa Economic Development Authority, 5.00%, 9/1/38(5)	$200	$ 195,426
Bloomington, MN, Sales Tax Revenue, 5.00%, 2/1/43(2)	1,320	1,357,238
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,000	2,745,949
St. Paul, MN, Sales Tax Revenue, (Neighborhood and Economic Development):
5.00%, 11/1/40	1,840	1,949,941
5.00%, 11/1/42	2,000	2,072,765
		$ 8,321,319
Student Loan — 1.4%
Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue, (AMT), 4.00%, 11/1/42	$3,430	$ 3,149,320
		$ 3,149,320
Transportation — 4.5%
Minneapolis-St. Paul Metropolitan Airports Commission, MN:
5.00%, 1/1/52	$1,975	$ 1,972,455
(AMT), 5.00%, 1/1/49	3,000	2,898,943
(AMT), 5.25%, 1/1/42	3,200	3,284,437
(AMT), 5.25%, 1/1/47	1,750	1,755,786
		$ 9,911,621
Water and Sewer — 1.6%
St. Paul, MN, Water Revenue:
4.00%, 12/1/47	$3,000	$ 2,664,718

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
July 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
St. Paul, MN, Water Revenue: (continued)
Green Bonds, 4.50%, 12/1/44(2)	$760	$ 750,849
		$ 3,415,567
Total Tax-Exempt Municipal Obligations (identified cost $230,877,918)		$219,704,545
Total Investments — 100.3% (identified cost $230,877,918)		$219,704,545
Other Assets, Less Liabilities — (0.3)%		$ (584,368)
Net Assets — 100.0%		$219,120,177
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2025.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2025.
(4)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2025.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $195,426 or 0.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2025, 2.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 2.0% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
July 31, 2025
Portfolio of Investments

Tax-Exempt Municipal Obligations — 99.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.0%†
New Jersey Infrastructure Bank, Green Bonds, 5.00%, 9/1/49	$50	$ 51,539
		$ 51,539
Education — 7.6%
Essex County Improvement Authority, NJ, (North Star Academy Charter School of Newark, Inc.):
5.00%, 7/15/40(1)	$370	$ 371,231
5.00%, 7/15/54(1)	500	467,950
5.00%, 7/15/64(1)	775	709,181
New Jersey Educational Facilities Authority, (Institute for Advanced Study), (SPA: TD Bank, N.A.), 2.45%, 7/1/31(2)	2,500	2,500,000
New Jersey Educational Facilities Authority, (Princeton University):
2.00%, 3/1/38	3,565	2,665,190
5.00%, 3/1/41	2,000	2,119,113
Passaic County Improvement Authority, NJ, (Paterson Charter School for Science and Technology, Inc.):
4.125%, 7/1/33	700	699,498
4.50%, 7/1/40	1,000	949,599
5.00%, 7/1/44	500	478,871
		$ 10,960,633
General Obligations — 20.2%
Bergen County Improvement Authority, NJ, (Bergen New Bridge Medical Center):
5.00%, 8/1/33	$240	$ 272,864
5.00%, 8/1/34	150	170,719
5.00%, 8/1/42	2,575	2,685,521
Bergen County Improvement Authority, NJ, (County Courthouse Project), 5.00%, 6/1/54	900	935,764
Bergen County Improvement Authority, NJ, (County Guaranteed Government Pooled Project), 4.00%, 5/21/26	1,470	1,485,501
Cherry Hill Township School District, NJ:
4.00%, 8/1/40	1,875	1,810,715
4.00%, 8/1/42	3,025	2,828,237
Elizabeth, NJ:
4.00%, 5/15/40	875	845,325
5.00%, 5/15/34	510	566,453
Freehold Township Board of Education, NJ, 4.00%, 8/15/42(3)	2,000	1,894,177
Gloucester County Improvement Authority, NJ, 5.00%, 4/1/32(3)	500	566,401
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Lawrence Township School District, NJ, 4.25%, 8/1/44(3)	$4,200	$ 3,975,464
Manalapan-Englishtown Regional Board of Education, NJ:
4.00%, 7/15/35	1,400	1,448,000
4.00%, 7/15/43	1,500	1,402,953
Metuchen School District, NJ, 4.00%, 7/15/40	1,490	1,455,815
North Brunswick Township Board of Education, NJ, 4.00%, 5/15/42	4,090	3,911,072
Passaic County Improvement Authority, NJ, (Senior Housing), 4.125%, 11/1/56	750	660,649
Puerto Rico, 5.625%, 7/1/29	1,000	1,059,072
Summit, NJ, 3.00%, 7/15/45	200	153,214
Tenafly School District, NJ, 4.00%, 8/1/44	195	183,844
Woolwich Township, NJ, 4.125%, 5/1/44	970	915,467
		$ 29,227,227
Hospital — 8.6%
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	$65	$ 65,068
New Jersey Health Care Facilities Financing Authority, (Hackensack Meridian Health, Inc.), 5.00%, 7/1/35	100	102,745
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group):
4.125%, 7/1/54	2,500	2,099,570
5.25%, 7/1/54	1,000	1,019,787
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health), 4.25%, 7/1/54	4,400	3,879,059
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
3.00%, 7/1/32	1,100	1,003,455
3.125%, 7/1/33	835	752,203
4.00%, 7/1/48	2,820	2,276,583
New Jersey Health Care Facilities Financing Authority, (Virtua Health):
(LOC: JPMorgan Chase Bank, N.A.), 1.05%, 7/1/43(4)	810	810,000
(LOC: TD Bank, N.A.), 2.00%, 7/1/43(2)	400	400,000
		$ 12,408,470
Housing — 4.1%
New Jersey Housing and Mortgage Finance Agency:
Social Bonds, 3.50%, 5/1/29	$1,000	$ 1,010,602
Social Bonds, 4.75%, 10/1/40	2,000	1,979,474

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
July 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
New Jersey Housing and Mortgage Finance Agency, (Montgomery Gateway Apartments), (FNMA), 4.55%, 5/1/41	$1,000	$ 991,171
New Jersey Housing and Mortgage Finance Agency, SFMR, Social Bonds, 4.50%, 10/1/42	1,975	1,922,928
		$ 5,904,175
Industrial Development Revenue — 5.7%
New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 5.00%, 8/1/59	$3,025	$ 3,025,714
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.):
(AMT), 1.10% to 12/1/27 (Put Date), 11/1/29	2,000	1,855,059
(AMT), 3.75% to 6/1/28 (Put Date), 11/1/34	750	748,879
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), 3.375%, 4/1/38	3,000	2,572,724
		$ 8,202,376
Insured - Education — 4.8%
Gloucester County Improvement Authority, NJ, (Rowan University), (BAM), 5.00%, 7/1/49	$3,000	$ 3,016,191
New Jersey Educational Facilities Authority, (Montclair State University):
(AG), 5.00%, 7/1/42	1,000	1,040,558
(AG), 5.00%, 7/1/44	1,825	1,849,595
New Jersey Institute of Technology, (BAM), 5.00%, 7/1/45	1,000	1,033,021
		$ 6,939,365
Insured - Electric Utilities — 2.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,020	$ 2,992,737
		$ 2,992,737
Insured - Escrowed/Prerefunded — 0.3%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	$380	$ 389,040
		$ 389,040
Insured - General Obligations — 4.6%
Montclair Board of Education, NJ, (BAM), 4.00%, 1/15/43	$4,200	$ 3,871,093
Paramus, NJ, (AG), 2.00%, 10/1/36	1,910	1,510,172
Paterson, NJ, (BAM), 5.00%, 1/15/26	1,305	1,307,280
		$ 6,688,545
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 9.6%
Casino Reinvestment Development Authority, NJ:
(AG), 4.00%, 11/1/44	$1,500	$ 1,303,871
(AG), 5.00%, 11/1/42	1,700	1,738,602
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AG), 0.00%, 7/1/26	6,500	6,313,330
(AG), 0.00%, 7/1/27	1,900	1,787,609
(NPFG), 5.25%, 7/1/26	1,620	1,653,267
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AG), 5.00%, 11/15/42	1,000	1,049,530
		$ 13,846,209
Insured - Transportation — 2.1%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AG), (AMT), 5.00%, 1/1/31	$2,015	$ 2,018,621
South Jersey Transportation Authority, NJ, (BAM), 5.00%, 11/1/38	1,000	1,050,481
		$ 3,069,102
Insured - Water and Sewer — 2.8%
Jersey City Municipal Utilities Authority, NJ:
(BAM), 5.75%, 10/15/37	$510	$ 586,636
(BAM), 5.75%, 10/15/39	900	1,018,860
Passaic Valley Water Commission, NJ, Water Supply System Revenue:
(AG), 4.00%, 12/1/53	2,415	2,114,007
(AG), 5.00%, 12/1/42	270	280,780
		$ 4,000,283
Lease Revenue/Certificates of Participation — 6.3%
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	$1,700	$ 1,730,828
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.00%, 6/15/39	1,000	930,357
4.125%, 6/15/50	2,500	2,154,570
5.00%, 6/15/41	1,000	1,031,686
5.00%, 6/15/46	1,500	1,505,598
2023 Series AA, 5.00%, 6/15/38	1,000	1,050,894
Union County Improvement Authority, NJ, 4.125%, 4/15/54	775	671,157
		$ 9,075,090

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
July 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue — 2.7%
Tobacco Settlement Financing Corp., NJ, 5.25%, 6/1/46	$3,965	$ 3,939,871
		$ 3,939,871
Special Tax Revenue — 1.4%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 195,426
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,995	1,826,056
		$ 2,021,482
Student Loan — 2.8%
New Jersey Higher Education Student Assistance Authority:
5.56%, (90-day SOFR Average + 0. 95%), 6/1/36(5)	$625	$ 625,394
(AMT), 3.25%, 12/1/29	255	255,362
(AMT), 4.00%, 12/1/34	140	139,990
(AMT), 5.00%, 12/1/28(3)	1,000	1,040,084
(AMT), 5.25%, 12/1/54	2,080	1,932,673
		$ 3,993,503
Transportation — 13.3%
Delaware River and Bay Authority:
4.00%, 1/1/44	$1,005	$ 905,699
5.00%, 1/1/49	1,125	1,148,724
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	275,136
New Jersey Turnpike Authority:
4.125%, 1/1/54	765	657,078
4.50%, 1/1/48	565	536,941
5.00%, 1/1/44	1,000	1,026,997
5.00%, 1/1/45	1,500	1,539,232
5.25%, 1/1/49	1,145	1,181,626
Port Authority of New York and New Jersey:
5.00%, 1/15/40	1,000	1,064,090
(AMT), 5.00%, 11/15/36	2,000	2,025,852
(AMT), 5.00%, 8/1/37	1,000	1,031,809
(AMT), 5.00%, 7/15/39	1,375	1,409,531
(AMT), 5.00%, 1/15/47	1,000	997,639
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/42	2,325	2,311,855
South Jersey Transportation Authority, NJ:
4.00%, 11/1/50	2,000	1,660,413
4.625%, 11/1/47	1,500	1,398,570
		$ 19,171,192
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 0.8%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 4.00%, 6/15/54	$1,460	$ 1,243,735
		$ 1,243,735
Total Tax-Exempt Municipal Obligations (identified cost $149,031,870)		$144,124,574

Taxable Municipal Obligations — 1.8%
Security	Principal Amount (000's omitted)	Value
General Obligations — 1.8%
Atlantic City, NJ, 7.50%, 3/1/40	$455	$ 510,045
Monroe Township Board of Education, NJ:
1.126%, 3/1/26	585	574,217
1.357%, 3/1/27	500	477,593
1.547%, 3/1/28	500	466,706
2.729%, 8/1/33	700	606,546
Total Taxable Municipal Obligations (identified cost $2,789,633)		$ 2,635,107
Total Investments — 101.6% (identified cost $151,821,503)		$146,759,681
Other Assets, Less Liabilities — (1.6)%		$ (2,341,144)
Net Assets — 100.0%		$144,418,537
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $1,743,788 or 1.2% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2025.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2025.

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
July 31, 2025
Portfolio of Investments — continued

(5)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2025.
The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2025, 25.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.4% to 14.3% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FNMA	– Federal National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
July 31, 2025
Portfolio of Investments

Tax-Exempt Municipal Obligations — 97.5%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.2%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$4,500	$ 5,185,753
		$ 5,185,753
Cogeneration — 0.4%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(1)	$1,323	$ 582,311
		$ 582,311
Education — 11.5%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), (SPA: Bank of New York Mellon), 2.55%, 12/1/37(2)	$525	$ 525,000
Bethlehem Redevelopment Authority, PA, (Moravian University):
4.00%, 10/1/38	60	55,504
5.25%, 10/1/49	1,600	1,567,416
Bucks County Industrial Development Authority, PA, (George School):
3.00%, 9/15/38	850	704,438
3.75%, 9/15/43	540	465,763
Delaware County Authority, PA, (Haverford College), 5.00%, 10/1/42	1,075	1,075,258
Lehigh County General Purpose Authority, PA, (Lehigh Valley Academy Regional Charter School), 4.00%, 6/1/57	3,445	2,567,452
Pennsylvania Economic Development Financing Authority, (Villanova University), 4.00%, 8/1/54	2,935	2,467,598
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 4.00%, 12/1/48	2,475	2,136,362
Pennsylvania State University, 5.00%, 9/1/49	2,875	2,878,835
Scranton-Lackawanna Health and Welfare Authority, PA, (University of Scranton):
5.00%, 11/1/33(3)	645	701,134
5.00%, 11/1/34(3)	570	616,609
5.00%, 11/1/35(3)	700	751,350
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 5/1/45	775	743,942
University of Pittsburgh, PA, 4.00%, 9/15/44	1,500	1,326,080
		$ 18,582,741
Electric Utilities — 3.7%
Philadelphia, PA, Gas Works Revenue:
5.00%, 8/1/47	$3,000	$ 2,973,149
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Philadelphia, PA, Gas Works Revenue: (continued)
5.25%, 8/1/49	$1,500	$ 1,532,218
(LOC: TD Bank, N.A.), 2.30%, 8/1/31(4)	1,500	1,500,000
		$ 6,005,367
General Obligations — 11.0%
Allegheny County, PA, 5.00%, 11/1/43	$1,690	$ 1,707,546
Bethel Park School District, PA, 5.25%, 8/1/43	2,100	2,185,698
Canon McMillan School District, PA, 5.25%, 12/1/50(3)	2,000	2,039,186
Central Bucks School District, PA, 5.00%, 5/15/45	655	663,694
Central Dauphin School District, PA, 5.00%, 2/1/43	1,125	1,162,367
Cornwall-Lebanon School District, PA, 4.00%, 2/15/47	1,250	1,093,858
Haverford Township School District, PA, 5.00%, 3/15/44	525	534,257
Muhlenberg School District, PA:
5.00%, 5/15/49	1,000	1,000,014
5.00%, 5/15/50(3)	1,000	997,000
5.00%, 5/15/55(3)	1,000	997,902
Parkland School District, PA, 5.00%, 2/1/49	1,100	1,109,447
Pennsylvania, 4.00%, 9/1/43	2,625	2,400,285
Philadelphia, PA, 5.25%, 8/1/44	500	526,312
Puerto Rico:
5.625%, 7/1/29	500	529,536
5.75%, 7/1/31	750	814,650
		$ 17,761,752
Hospital — 13.2%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group):
4.00%, 4/1/44	$1,750	$ 1,491,638
5.00%, 4/1/47	1,815	1,737,688
Centre County Hospital Authority, PA, (Mount Nittany Medical Center):
Series 2016B, 4.00%, 11/15/47	1,575	1,319,735
Series 2018A, 4.00%, 11/15/47	500	425,648
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 10/1/42	1,265	1,112,919
Geisinger Authority, PA, (Geisinger Health System):
4.00%, 4/1/39	2,000	1,868,816
5.00%, 2/15/45	240	235,428
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/51	1,000	963,592
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/49	2,000	1,633,307
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	1,805	1,715,875

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
July 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Pennsylvania Economic Development Financing Authority, (UPMC):
4.00%, 11/15/47	$1,975	$ 1,650,336
4.00%, 5/15/53	1,000	814,475
5.00%, 3/15/43	1,000	1,002,983
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 4.375%, 11/1/54	935	792,089
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/49	2,000	1,682,027
Philadelphia Authority for Industrial Development, PA, (Children's Hospital of Philadelphia), 4.00%, 7/1/49	1,965	1,665,931
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.00%, 6/1/49	1,500	1,225,912
		$ 21,338,399
Housing — 3.8%
Pennsylvania Housing Finance Agency, (Darby Townhouses), (FNMA), 4.90%, 6/1/41	$1,000	$ 999,662
Pennsylvania Housing Finance Agency, SFMR:
2.50%, 10/1/45	1,350	884,315
3.50%, 10/1/36	1,000	928,302
Social Bonds, 4.40%, 10/1/38	1,000	986,095
Social Bonds, 5.00%, 10/1/50	790	784,865
Social Bonds, 5.45%, 4/1/51	1,500	1,521,278
		$ 6,104,517
Industrial Development Revenue — 0.9%
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	$750	$ 664,427
Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(5)	1,000	785,298
		$ 1,449,725
Insured - Education — 0.5%
State Public School Building Authority, PA, (Delaware County Community College), (BAM), 4.125%, 10/1/48	$1,005	$ 863,257
		$ 863,257
Insured - Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,130	$ 1,119,799
		$ 1,119,799
Security	Principal Amount (000's omitted)	Value
Insured - Escrowed/Prerefunded — 1.4%
McKeesport Area School District, PA, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	$2,320	$ 2,309,237
		$ 2,309,237
Insured - General Obligations — 3.1%
Hopewell School District, PA, (AG), 0.00%, 9/1/26	$705	$ 681,437
Lake-Lehman School District, PA, (NPFG), 0.00%, 4/1/26	1,315	1,285,760
Lancaster School District, PA, (AG), 4.00%, 6/1/36	60	59,422
Middletown Area School District, PA, (BAM), 5.00%, 3/1/45	1,160	1,166,519
Northern Lebanon School District, PA, (BAM), 3.00%, 9/1/42	2,245	1,808,978
		$ 5,002,116
Insured - Hospital — 1.8%
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), (AG), 5.00%, 8/15/49	$1,220	$ 1,192,958
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AG), 4.25%, 11/1/51	2,000	1,751,024
		$ 2,943,982
Insured - Housing — 1.3%
Chester County Industrial Development Authority, PA, (University Student Housing LLC), (BAM), 4.00%, 8/1/48	$2,500	$ 2,109,906
		$ 2,109,906
Insured - Transportation — 6.6%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AG), (AMT), 5.25%, 1/1/44	$4,765	$ 4,847,033
(AG), (AMT), 5.50%, 1/1/41	1,000	1,055,351
(AG), (AMT), 5.50%, 1/1/42	1,000	1,047,425
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AG), (AMT), 5.50%, 6/30/42	1,500	1,555,923
Pennsylvania Turnpike Commission, (AG), 6.375%, 12/1/38	2,000	2,110,488
		$ 10,616,220
Insured - Water and Sewer — 4.7%
Bucks County Water and Sewer Authority, PA, (AG), 4.25%, 12/1/47	$740	$ 672,273
Pittsburgh Water and Sewer Authority, PA, (AG), 5.50%, 9/1/47	4,250	4,421,385

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
July 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer (continued)
Tamaqua Borough Authority, PA, (AG), 4.00%, 11/15/44	$1,500	$ 1,321,552
Westmoreland County Municipal Authority, PA, (AG), 5.00%, 8/15/45	1,250	1,264,830
		$ 7,680,040
Lease Revenue/Certificates of Participation — 3.7%
Commonwealth Financing Authority, PA, 5.00%, 6/1/35	$2,950	$ 3,032,443
Pennsylvania Economic Development Financing Authority, (Pennsylvania Rapid Bridge Replacement), 5.00%, 12/31/34	2,920	2,931,831
		$ 5,964,274
Senior Living/Life Care — 5.7%
Adams County General Authority, PA, (The Brethren Home Community), 5.00%, 6/1/54	$3,000	$ 2,688,586
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/29	815	823,072
5.00%, 12/1/32	455	455,618
5.00%, 12/1/33	455	452,368
5.00%, 12/1/38	500	466,418
Lancaster County Hospital Authority, PA, (Brethren Village), 5.25%, 7/1/41	1,135	1,065,179
Lancaster Municipal Authority, PA, (Garden Spot Village), 5.00%, 5/1/44	1,200	1,173,216
Lancaster Municipal Authority, PA, (Luthercare), 5.00%, 12/1/45	1,000	949,003
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	200	171,073
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,000	999,581
		$ 9,244,114
Special Tax Revenue — 7.8%
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/42(5)	$1,750	$ 1,691,954
American Samoa Economic Development Authority, 5.00%, 9/1/38(5)	200	195,425
Delaware Valley Regional Finance Authority, PA, (LOC: TD Bank, N.A.), 2.75%, 9/1/59(2)	4,750	4,750,000
Pennsylvania Turnpike Commission, 4.00%, 12/1/51	1,000	817,712
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/27	24	22,493
0.00%, 7/1/29	34	29,622
0.00%, 7/1/31	43	34,307
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp.: (continued)
0.00%, 7/1/33	$60	$ 43,497
0.00%, 7/1/46	500	155,595
0.00%, 7/1/51	402	92,620
4.50%, 7/1/34	100	99,995
4.536%, 7/1/53	5	4,297
5.00%, 7/1/58	2,533	2,318,497
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/52	2,330	2,359,417
		$ 12,615,431
Student Loan — 0.5%
Pennsylvania Higher Education Assistance Agency, (AMT), 5.00%, 6/1/34	$785	$ 811,690
		$ 811,690
Transportation — 7.6%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/56	$5	$ 4,757
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AMT), 5.25%, 6/30/53	1,000	942,706
Pennsylvania Turnpike Commission:
4.25%, 12/1/41	1,125	1,084,079
4.25%, 12/1/44	1,365	1,276,867
5.00%, 12/1/46	820	820,040
5.00%, 12/1/53	2,000	1,990,560
(LOC: TD Bank, N.A.), 2.30%, 12/1/39(4)	2,000	2,000,000
Philadelphia, PA, Airport Revenue:
5.00%, 7/1/47	250	249,728
(AMT), 5.00%, 7/1/33	1,000	1,057,844
(AMT), 5.00%, 7/1/51	3,000	2,924,947
		$ 12,351,528
Water and Sewer — 4.4%
Allegheny County Sanitary Authority, PA, Sewer Revenue, 5.00%, 12/1/35	$2,000	$ 2,010,451
Clairton Municipal Authority, PA:
4.00%, 12/1/38	1,000	929,287
4.375%, 12/1/42	1,820	1,653,708
Philadelphia, PA, Water and Wastewater Revenue, 5.50%, 6/1/47	2,365	2,468,606
		$ 7,062,052
Total Tax-Exempt Municipal Obligations (identified cost $163,356,764)		$157,704,211

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
July 31, 2025
Portfolio of Investments — continued

Taxable Municipal Obligations — 0.9%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(1)	$729	$ 131,215
		$ 131,215
Lease Revenue/Certificates of Participation — 0.8%
Commonwealth Financing Authority, PA, 3.864%, 6/1/38	$1,500	$ 1,363,167
		$ 1,363,167
Total Taxable Municipal Obligations (identified cost $2,074,794)		$ 1,494,382
Total Investments — 98.4% (identified cost $165,431,558)		$159,198,593
Other Assets, Less Liabilities — 1.6%		$ 2,514,742
Net Assets — 100.0%		$161,713,335
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2025.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2025.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $2,672,677 or 1.7% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2025, 20.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 13.8% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FNMA	– Federal National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2025
Statements of Assets and Liabilities

	July 31, 2025
	Arizona Fund	Connecticut Fund	Minnesota Fund
Assets
Investments:
Identified cost	$96,554,861	$124,301,453	$230,877,918
Unrealized depreciation	(3,026,078)	(3,057,914)	(11,173,373)
Investments, at value	$93,528,783	$121,243,539	$219,704,545
Cash	$78,083	$878,825	$76,856
Interest receivable	730,315	1,047,452	3,126,729
Receivable for investments sold	10,038	4,436,033	10,050
Receivable for Fund shares sold	78,398	73,181	816,421
Trustees' deferred compensation plan	22,228	33,160	23,178
Total assets	$94,447,845	$127,712,190	$223,757,779
Liabilities
Payable for investments purchased	$—	$370,468	$—
Payable for when-issued securities	—	3,408,457	3,160,892
Payable for Fund shares redeemed	111,980	215,574	1,183,309
Distributions payable	20,810	77,493	67,920
Payable to affiliates:
Investment adviser fee	25,956	36,069	72,039
Distribution and service fees	7,897	7,568	12,574
Sub-transfer agency fee	1,048	2,802	3,481
Trustees' deferred compensation plan	22,228	33,160	23,178
Payable for legal and accounting services	56,024	60,533	59,369
Accrued expenses	28,544	36,760	54,840
Total liabilities	$274,487	$4,248,884	$4,637,602
Net Assets	$94,173,358	$123,463,306	$219,120,177
Sources of Net Assets
Paid-in capital	$99,711,684	$129,885,630	$240,024,807
Accumulated loss	(5,538,326)	(6,422,324)	(20,904,630)
Net Assets	$94,173,358	$123,463,306	$219,120,177
Class A Shares
Net Assets	$40,179,894	$35,605,708	$63,698,307
Shares Outstanding	4,663,600	3,888,676	7,463,939
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.62	$9.16	$8.53
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.91	$9.47	$8.82
Class C Shares
Net Assets	$1,311,558	$1,675,207	$1,978,318
Shares Outstanding	136,950	183,635	215,546
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.58	$9.12	$9.18
Class I Shares
Net Assets	$52,681,906	$86,182,391	$153,443,552
Shares Outstanding	6,114,231	9,410,170	17,980,878
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.62	$9.16	$8.53
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2025
Statements of Assets and Liabilities — continued

	July 31, 2025
	New Jersey Fund	Pennsylvania Fund
Assets
Investments:
Identified cost	$151,821,503	$165,431,558
Unrealized depreciation	(5,061,822)	(6,232,965)
Investments, at value	$146,759,681	$159,198,593
Cash	$3,210,914	$4,157,751
Interest receivable	1,110,535	1,923,775
Receivable for investments sold	1,135,815	5,082,094
Receivable for Fund shares sold	171,768	25,399
Trustees' deferred compensation plan	66,705	76,201
Total assets	$152,455,418	$170,463,813
Liabilities
Payable for investments purchased	$—	$1,996,477
Payable for when-issued securities	7,537,305	6,197,297
Payable for Fund shares redeemed	193,608	198,431
Distributions payable	60,272	95,983
Payable to affiliates:
Investment adviser fee	45,183	52,303
Distribution and service fees	14,644	16,839
Sub-transfer agency fee	4,043	5,326
Trustees' deferred compensation plan	66,705	76,201
Accrued expenses	115,121	111,621
Total liabilities	$8,036,881	$8,750,478
Net Assets	$144,418,537	$161,713,335
Sources of Net Assets
Paid-in capital	$160,682,382	$188,583,272
Accumulated loss	(16,263,845)	(26,869,937)
Net Assets	$144,418,537	$161,713,335
Class A Shares
Net Assets	$68,167,705	$80,951,233
Shares Outstanding	8,291,515	11,017,592
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.22	$7.35
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.50	$7.60
Class C Shares
Net Assets	$3,648,974	$3,951,731
Shares Outstanding	425,840	519,315
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.57	$7.61
Class I Shares
Net Assets	$72,601,858	$76,810,371
Shares Outstanding	8,813,853	10,414,040
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.24	$7.38
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2025
Statements of Operations

	Year Ended July 31, 2025
	Arizona Fund	Connecticut Fund	Minnesota Fund
Investment Income
Interest income	$3,668,112	$4,646,876	$9,661,030
Total investment income	$3,668,112	$4,646,876	$9,661,030
Expenses
Investment adviser fee	$297,753	$421,248	$932,891
Distribution and service fees:
Class A	80,120	77,277	133,632
Class C	13,623	20,128	21,601
Trustees’ fees and expenses	6,459	8,311	15,429
Custodian fee	30,263	37,484	60,812
Transfer and dividend disbursing agent fees	21,881	39,327	75,190
Legal and accounting services	70,075	90,936	87,914
Printing and postage	3,221	4,394	4,547
Registration fees	8,907	5,683	3,610
Miscellaneous	47,749	65,275	71,643
Total expenses	$580,051	$770,063	$1,407,269
Net investment income	$3,088,061	$3,876,813	$8,253,761
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(369,225)	$(618,017)	$(1,843,296)
Net realized loss	$(369,225)	$(618,017)	$(1,843,296)
Change in unrealized appreciation (depreciation):
Investments	$(4,138,940)	$(3,842,440)	$(12,356,349)
Net change in unrealized appreciation (depreciation)	$(4,138,940)	$(3,842,440)	$(12,356,349)
Net realized and unrealized loss	$(4,508,165)	$(4,460,457)	$(14,199,645)
Net decrease in net assets from operations	$(1,420,104)	$(583,644)	$(5,945,884)

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2025
Statements of Operations — continued

	Year Ended July 31, 2025
	New Jersey Fund	Pennsylvania Fund
Investment Income
Interest income	$6,266,179	$7,336,004
Total investment income	$6,266,179	$7,336,004
Expenses
Investment adviser fee	$556,312	$620,600
Distribution and service fees:
Class A	144,875	163,176
Class C	39,798	34,325
Trustees’ fees and expenses	10,170	10,921
Custodian fee	42,461	43,446
Transfer and dividend disbursing agent fees	60,381	71,451
Legal and accounting services	88,351	85,551
Printing and postage	4,476	4,531
Registration fees	5,977	5,387
Miscellaneous	53,740	57,389
Total expenses	$1,006,541	$1,096,777
Net investment income	$5,259,638	$6,239,227
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(2,231,784)	$123,253
Net realized gain (loss)	$(2,231,784)	$123,253
Change in unrealized appreciation (depreciation):
Investments	$(5,520,906)	$(9,521,994)
Net change in unrealized appreciation (depreciation)	$(5,520,906)	$(9,521,994)
Net realized and unrealized loss	$(7,752,690)	$(9,398,741)
Net decrease in net assets from operations	$(2,493,052)	$(3,159,514)

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2025
Statements of Changes in Net Assets

	Year Ended July 31, 2025
	Arizona Fund	Connecticut Fund	Minnesota Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,088,061	$3,876,813	$8,253,761
Net realized loss	(369,225)	(618,017)	(1,843,296)
Net change in unrealized appreciation (depreciation)	(4,138,940)	(3,842,440)	(12,356,349)
Net decrease in net assets from operations	$(1,420,104)	$(583,644)	$(5,945,884)
Distributions to shareholders:
Class A	$(1,300,481)	$(1,189,941)	$(2,178,113)
Class C	(35,684)	(49,258)	(57,036)
Class I	(1,708,000)	(2,651,245)	(5,989,957)
Total distributions to shareholders	$(3,044,165)	$(3,890,444)	$(8,225,106)
Transactions in shares of beneficial interest:
Class A	$8,709,910	$(3,612,959)	$1,072,751
Class C	(280,902)	(539,974)	6,230
Class I	10,830,795	16,699,440	(15,497,382)
Net increase (decrease) in net assets from Fund share transactions	$19,259,803	$12,546,507	$(14,418,401)
Net increase (decrease) in net assets	$14,795,534	$8,072,419	$(28,589,391)
Net Assets
At beginning of year	$79,377,824	$115,390,887	$247,709,568
At end of year	$94,173,358	$123,463,306	$219,120,177

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2025
Statements of Changes in Net Assets — continued

	Year Ended July 31, 2025
	New Jersey Fund	Pennsylvania Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$5,259,638	$6,239,227
Net realized gain (loss)	(2,231,784)	123,253
Net change in unrealized appreciation (depreciation)	(5,520,906)	(9,521,994)
Net decrease in net assets from operations	$(2,493,052)	$(3,159,514)
Distributions to shareholders:
Class A	$(2,386,677)	$(3,107,741)
Class C	(106,480)	(110,572)
Class I	(2,641,362)	(3,085,742)
Total distributions to shareholders	$(5,134,519)	$(6,304,055)
Transactions in shares of beneficial interest:
Class A	$(4,090,143)	$1,020,008
Class C	(705,768)	667,215
Class I	5,756,871	4,195,223
Net increase in net assets from Fund share transactions	$960,960	$5,882,446
Net decrease in net assets	$(6,666,611)	$(3,581,123)
Net Assets
At beginning of year	$151,085,148	$165,294,458
At end of year	$144,418,537	$161,713,335

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2025
Statements of Changes in Net Assets — continued

	Year Ended July 31, 2024
	Arizona Fund	Connecticut Fund	Minnesota Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,474,507	$3,353,917	$7,587,087
Net realized loss	(657,089)	(426,251)	(3,428,427)
Net change in unrealized appreciation (depreciation)	1,839,124	1,943,207	4,571,882
Net increase in net assets from operations	$3,656,542	$4,870,873	$8,730,542
Distributions to shareholders:
Class A	$(975,667)	$(1,281,637)	$(2,038,278)
Class C	(46,183)	(57,129)	(52,736)
Class I	(1,416,634)	(1,919,577)	(5,467,413)
Total distributions to shareholders	$(2,438,484)	$(3,258,343)	$(7,558,427)
Transactions in shares of beneficial interest:
Class A	$3,231,651	$(6,105,101)	$(674,908)
Class C	(390,763)	(414,254)	(225,370)
Class I	(1,993,997)	17,545,576	11,937,166
Net increase in net assets from Fund share transactions	$846,891	$11,026,221	$11,036,888
Net increase in net assets	$2,064,949	$12,638,751	$12,209,003
Net Assets
At beginning of year	$77,312,875	$102,752,136	$235,500,565
At end of year	$79,377,824	$115,390,887	$247,709,568

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2025
Statements of Changes in Net Assets — continued

	Year Ended July 31, 2024
	New Jersey Fund	Pennsylvania Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$5,030,784	$5,939,753
Net realized loss	(2,197,869)	(2,667,233)
Net change in unrealized appreciation (depreciation)	2,954,174	4,153,968
Net increase in net assets from operations	$5,787,089	$7,426,488
Distributions to shareholders:
Class A	$(2,327,697)	$(3,046,165)
Class C	(119,366)	(103,576)
Class I	(2,227,327)	(2,753,599)
Total distributions to shareholders	$(4,674,390)	$(5,903,340)
Transactions in shares of beneficial interest:
Class A	$(4,630,536)	$(2,600,532)
Class C	(1,510,820)	(699,809)
Class I	4,518,613	8,118,383
Net increase (decrease) in net assets from Fund share transactions	$(1,622,743)	$4,818,042
Net increase (decrease) in net assets	$(510,044)	$6,341,190
Net Assets
At beginning of year	$151,595,192	$158,953,268
At end of year	$151,085,148	$165,294,458

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2025
Financial Highlights

	Arizona Fund — Class A
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.03	$8.86	$9.08	$9.93	$9.91
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.28	$0.24	$0.20	$0.21
Net realized and unrealized gain (loss)	(0.41)	0.17	(0.22)	(0.85)	0.03
Total income (loss) from operations	$(0.12)	$0.45	$0.02	$(0.65)	$0.24
Less Distributions
From net investment income	$(0.29)	$(0.28)	$(0.24)	$(0.20)	$(0.22)
Total distributions	$(0.29)	$(0.28)	$(0.24)	$(0.20)	$(0.22)
Net asset value — End of year	$8.62	$9.03	$8.86	$9.08	$9.93
Total Return(2)	(1.40)%	5.15%	0.23%	(6.59)%	2.44%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$40,180	$33,451	$29,664	$31,125	$41,643
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.73%	0.73%	0.73%	0.69%	0.67%
Net expenses	0.73%	0.73%	0.73%	0.69%	0.67%
Net investment income	3.29%	3.17%	2.71%	2.11%	2.08%
Portfolio Turnover	68%	58%	36%	19%	26%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2025
Financial Highlights — continued

	Arizona Fund — Class C
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$10.04	$9.85	$10.10	$11.04	$11.02
Income (Loss) From Operations
Net investment income(1)	$0.25	$0.24	$0.19	$0.14	$0.15
Net realized and unrealized gain (loss)	(0.46)	0.18	(0.25)	(0.94)	0.03
Total income (loss) from operations	$(0.21)	$0.42	$(0.06)	$(0.80)	$0.18
Less Distributions
From net investment income	$(0.25)	$(0.23)	$(0.19)	$(0.14)	$(0.16)
Total distributions	$(0.25)	$(0.23)	$(0.19)	$(0.14)	$(0.16)
Net asset value — End of year	$9.58	$10.04	$9.85	$10.10	$11.04
Total Return(2)	(2.17)%	4.37%	(0.57)%	(7.24)%	1.67%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,312	$1,656	$2,012	$2,384	$3,684
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.48%	1.48%	1.48%	1.44%	1.42%
Net expenses	1.48%	1.48%	1.48%	1.44%	1.42%
Net investment income	2.54%	2.41%	1.95%	1.35%	1.35%
Portfolio Turnover	68%	58%	36%	19%	26%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2025
Financial Highlights — continued

	Arizona Fund — Class I
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.03	$8.86	$9.08	$9.93	$9.91
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.30	$0.26	$0.22	$0.22
Net realized and unrealized gain (loss)	(0.41)	0.16	(0.22)	(0.85)	0.04
Total income (loss) from operations	$(0.10)	$0.46	$0.04	$(0.63)	$0.26
Less Distributions
From net investment income	$(0.31)	$(0.29)	$(0.26)	$(0.22)	$(0.24)
Total distributions	$(0.31)	$(0.29)	$(0.26)	$(0.22)	$(0.24)
Net asset value — End of year	$8.62	$9.03	$8.86	$9.08	$9.93
Total Return(2)	(1.20)%	5.36%	0.43%	(6.40)%	2.64%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$52,682	$44,271	$45,637	$32,995	$36,212
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.53%	0.53%	0.54%	0.49%	0.47%
Net expenses	0.53%	0.53%	0.54%	0.49%	0.47%
Net investment income	3.49%	3.37%	2.92%	2.31%	2.26%
Portfolio Turnover	68%	58%	36%	19%	26%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2025
Financial Highlights — continued

	Connecticut Fund — Class A
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.48	$9.33	$9.54	$10.41	$10.35
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.28	$0.25	$0.21	$0.24
Net realized and unrealized gain (loss)	(0.32)	0.15	(0.21)	(0.87)	0.06
Total income (loss) from operations	$(0.03)	$0.43	$0.04	$(0.66)	$0.30
Less Distributions
From net investment income	$(0.29)	$(0.28)	$(0.25)	$(0.21)	$(0.24)
Total distributions	$(0.29)	$(0.28)	$(0.25)	$(0.21)	$(0.24)
Net asset value — End of year	$9.16	$9.48	$9.33	$9.54	$10.41
Total Return(2)	(0.36)%	4.67%	0.41%	(6.36)%	2.95%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$35,606	$40,578	$46,055	$47,639	$52,924
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.75%	0.71%	0.71%	0.69%	0.69%
Net expenses	0.75%	0.71%	0.71%	0.69%	0.69%
Net investment income	3.07%	3.06%	2.67%	2.15%	2.34%
Portfolio Turnover	86%	41%	32%	31%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2025
Financial Highlights — continued

	Connecticut Fund — Class C
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.45	$9.30	$9.51	$10.37	$10.31
Income (Loss) From Operations
Net investment income(1)	$0.22	$0.21	$0.18	$0.14	$0.16
Net realized and unrealized gain (loss)	(0.33)	0.15	(0.22)	(0.86)	0.06
Total income (loss) from operations	$(0.11)	$0.36	$(0.04)	$(0.72)	$0.22
Less Distributions
From net investment income	$(0.22)	$(0.21)	$(0.17)	$(0.14)	$(0.16)
Total distributions	$(0.22)	$(0.21)	$(0.17)	$(0.14)	$(0.16)
Net asset value — End of year	$9.12	$9.45	$9.30	$9.51	$10.37
Total Return(2)	(1.22)%	3.89%	(0.34)%	(6.99)%	2.19%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,675	$2,292	$2,663	$2,926	$3,815
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.50%	1.46%	1.46%	1.44%	1.44%
Net expenses	1.50%	1.46%	1.46%	1.44%	1.44%
Net investment income	2.32%	2.31%	1.92%	1.40%	1.59%
Portfolio Turnover	86%	41%	32%	31%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2025
Financial Highlights — continued

	Connecticut Fund — Class I
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.49	$9.33	$9.54	$10.41	$10.35
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.30	$0.27	$0.23	$0.26
Net realized and unrealized gain (loss)	(0.33)	0.16	(0.22)	(0.87)	0.06
Total income (loss) from operations	$(0.02)	$0.46	$0.05	$(0.64)	$0.32
Less Distributions
From net investment income	$(0.31)	$(0.30)	$(0.26)	$(0.23)	$(0.26)
Total distributions	$(0.31)	$(0.30)	$(0.26)	$(0.23)	$(0.26)
Net asset value — End of year	$9.16	$9.49	$9.33	$9.54	$10.41
Total Return(2)	(0.26)%	4.99%	0.62%	(6.17)%	3.16%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$86,182	$72,521	$54,034	$37,901	$26,420
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.56%	0.51%	0.50%	0.49%	0.49%
Net expenses	0.56%	0.51%	0.50%	0.49%	0.49%
Net investment income	3.27%	3.26%	2.88%	2.37%	2.53%
Portfolio Turnover	86%	41%	32%	31%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2025
Financial Highlights — continued

	Minnesota Fund — Class A
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.04	$8.97	$9.18	$9.86	$9.84
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.28	$0.21	$0.16	$0.17
Net realized and unrealized gain (loss)	(0.51)	0.07	(0.21)	(0.68)	0.02
Total income (loss) from operations	$(0.22)	$0.35	$0.00(2)	$(0.52)	$0.19
Less Distributions
From net investment income	$(0.29)	$(0.28)	$(0.21)	$(0.16)	$(0.17)
Total distributions	$(0.29)	$(0.28)	$(0.21)	$(0.16)	$(0.17)
Net asset value — End of year	$8.53	$9.04	$8.97	$9.18	$9.86
Total Return(3)	(2.52)%	3.95%	0.05%	(5.31)%	1.96%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$63,698	$66,445	$66,796	$54,415	$62,712
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.72%	0.71%	0.70%	0.66%	0.65%
Net expenses	0.72%	0.71%	0.70%	0.66%	0.65%
Net investment income	3.27%	3.11%	2.36%	1.64%	1.73%
Portfolio Turnover	58%	48%	27%	23%	9%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2025
Financial Highlights — continued

	Minnesota Fund — Class C
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.72	$9.65	$9.87	$10.60	$10.58
Income (Loss) From Operations
Net investment income(1)	$0.24	$0.23	$0.16	$0.09	$0.10
Net realized and unrealized gain (loss)	(0.54)	0.06	(0.22)	(0.73)	0.02
Total income (loss) from operations	$(0.30)	$0.29	$(0.06)	$(0.64)	$0.12
Less Distributions
From net investment income	$(0.24)	$(0.22)	$(0.16)	$(0.09)	$(0.10)
Total distributions	$(0.24)	$(0.22)	$(0.16)	$(0.09)	$(0.10)
Net asset value — End of year	$9.18	$9.72	$9.65	$9.87	$10.60
Total Return(2)	(3.16)%	3.11%	(0.64)%	(6.01)%	1.19%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,978	$2,105	$2,314	$2,505	$4,478
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.47%	1.46%	1.45%	1.41%	1.40%
Net expenses	1.47%	1.46%	1.45%	1.41%	1.40%
Net investment income	2.52%	2.35%	1.60%	0.88%	0.99%
Portfolio Turnover	58%	48%	27%	23%	9%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2025
Financial Highlights — continued

	Minnesota Fund — Class I
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.04	$8.97	$9.18	$9.86	$9.84
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.30	$0.23	$0.17	$0.19
Net realized and unrealized gain (loss)	(0.51)	0.06	(0.21)	(0.67)	0.02
Total income (loss) from operations	$(0.20)	$0.36	$0.02	$(0.50)	$0.21
Less Distributions
From net investment income	$(0.31)	$(0.29)	$(0.23)	$(0.18)	$(0.19)
Total distributions	$(0.31)	$(0.29)	$(0.23)	$(0.18)	$(0.19)
Net asset value — End of year	$8.53	$9.04	$8.97	$9.18	$9.86
Total Return(2)	(2.32)%	4.15%	0.25%	(5.12)%	2.17%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$153,444	$179,160	$166,391	$147,745	$129,437
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.52%	0.51%	0.50%	0.46%	0.45%
Net expenses	0.52%	0.51%	0.50%	0.46%	0.45%
Net investment income	3.47%	3.31%	2.56%	1.84%	1.93%
Portfolio Turnover	58%	48%	27%	23%	9%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2025
Financial Highlights — continued

	New Jersey Fund — Class A
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.64	$8.58	$8.82	$9.82	$9.65
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.28	$0.25	$0.20	$0.20
Net realized and unrealized gain (loss)	(0.43)	0.04	(0.25)	(0.99)	0.21
Total income (loss) from operations	$(0.14)	$0.32	$0.00(2)	$(0.79)	$0.41
Less Distributions
From net investment income	$(0.28)	$(0.26)	$(0.24)	$(0.20)	$(0.24)
From net realized gain	—	—	—	(0.01)	—
Total distributions	$(0.28)	$(0.26)	$(0.24)	$(0.21)	$(0.24)
Net asset value — End of year	$8.22	$8.64	$8.58	$8.82	$9.82
Total Return(3)	(1.67)%	3.81%	0.10%	(8.10)%	4.29%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$68,168	$75,777	$79,905	$87,385	$107,117
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.74%	0.72%	0.72%	0.69%	0.67%
Net expenses	0.74%	0.72%	0.72%	0.69%	0.67%
Net investment income	3.38%	3.28%	2.90%	2.13%	2.09%
Portfolio Turnover	83%	52%	23%	24%	39%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2025
Financial Highlights — continued

	New Jersey Fund — Class C
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.01	$8.94	$9.19	$10.23	$10.07
Income (Loss) From Operations
Net investment income(1)	$0.23	$0.22	$0.19	$0.13	$0.14
Net realized and unrealized gain (loss)	(0.44)	0.05	(0.25)	(1.02)	0.20
Total income (loss) from operations	$(0.21)	$0.27	$(0.06)	$(0.89)	$0.34
Less Distributions
From net investment income	$(0.23)	$(0.20)	$(0.19)	$(0.14)	$(0.18)
From net realized gain	—	—	—	(0.01)	—
Total distributions	$(0.23)	$(0.20)	$(0.19)	$(0.15)	$(0.18)
Net asset value — End of year	$8.57	$9.01	$8.94	$9.19	$10.23
Total Return(2)	(2.43)%	3.12%	(0.65)%	(8.75)%	3.43%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,649	$4,555	$6,058	$6,865	$9,904
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.49%	1.47%	1.47%	1.44%	1.42%
Net expenses	1.49%	1.47%	1.47%	1.44%	1.42%
Net investment income	2.63%	2.52%	2.15%	1.37%	1.35%
Portfolio Turnover	83%	52%	23%	24%	39%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2025
Financial Highlights — continued

	New Jersey Fund — Class I
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.66	$8.60	$8.83	$9.83	$9.66
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.30	$0.27	$0.22	$0.22
Net realized and unrealized gain (loss)	(0.43)	0.04	(0.24)	(0.99)	0.20
Total income (loss) from operations	$(0.12)	$0.34	$0.03	$(0.77)	$0.42
Less Distributions
From net investment income	$(0.30)	$(0.28)	$(0.26)	$(0.22)	$(0.25)
From net realized gain	—	—	—	(0.01)	—
Total distributions	$(0.30)	$(0.28)	$(0.26)	$(0.23)	$(0.25)
Net asset value — End of year	$8.24	$8.66	$8.60	$8.83	$9.83
Total Return(2)	(1.47)%	4.01%	0.42%	(7.93)%	4.41%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$72,602	$70,753	$65,632	$59,806	$80,634
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.54%	0.52%	0.52%	0.49%	0.47%
Net expenses	0.54%	0.52%	0.52%	0.49%	0.47%
Net investment income	3.58%	3.48%	3.10%	2.32%	2.29%
Portfolio Turnover	83%	52%	23%	24%	39%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2025
Financial Highlights — continued

	Pennsylvania Fund — Class A
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$7.79	$7.73	$7.94	$8.83	$8.74
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.28	$0.25	$0.21	$0.22
Net realized and unrealized gain (loss)	(0.44)	0.06	(0.22)	(0.89)	0.09
Total income (loss) from operations	$(0.15)	$0.34	$0.03	$(0.68)	$0.31
Less Distributions
From net investment income	$(0.29)	$(0.28)	$(0.24)	$(0.21)	$(0.22)
Total distributions	$(0.29)	$(0.28)	$(0.24)	$(0.21)	$(0.22)
Net asset value — End of year	$7.35	$7.79	$7.73	$7.94	$8.83
Total Return(2)	(1.99)%	4.50%	0.49%	(7.77)%	3.59%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$80,951	$84,636	$86,461	$90,612	$112,748
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.75%	0.75%	0.74%	0.71%	0.69%
Interest and fee expense(4)	—	—	0.10%	0.03%	0.02%
Total expenses	0.75%	0.75%	0.84%	0.74%	0.71%
Net expenses	0.75%	0.75%	0.84%	0.74%	0.71%
Net investment income	3.77%	3.65%	3.24%	2.47%	2.51%
Portfolio Turnover	62%	61%	80%	36%	34%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2025
Financial Highlights — continued

	Pennsylvania Fund — Class C
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.07	$8.00	$8.22	$9.14	$9.05
Income (Loss) From Operations
Net investment income(1)	$0.24	$0.23	$0.20	$0.15	$0.16
Net realized and unrealized gain (loss)	(0.46)	0.07	(0.23)	(0.92)	0.09
Total income (loss) from operations	$(0.22)	$0.30	$(0.03)	$(0.77)	$0.25
Less Distributions
From net investment income	$(0.24)	$(0.23)	$(0.19)	$(0.15)	$(0.16)
Total distributions	$(0.24)	$(0.23)	$(0.19)	$(0.15)	$(0.16)
Net asset value — End of year	$7.61	$8.07	$8.00	$8.22	$9.14
Total Return(2)	(2.77)%	3.82%	(0.42)%	(8.34)%	2.78%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,952	$3,499	$4,188	$5,317	$7,781
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	1.50%	1.50%	1.49%	1.46%	1.44%
Interest and fee expense(4)	—	—	0.10%	0.03%	0.02%
Total expenses	1.50%	1.50%	1.59%	1.49%	1.46%
Net expenses	1.50%	1.50%	1.59%	1.49%	1.46%
Net investment income	3.02%	2.90%	2.49%	1.71%	1.77%
Portfolio Turnover	62%	61%	80%	36%	34%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2025
Financial Highlights — continued

	Pennsylvania Fund — Class I
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$7.82	$7.76	$7.97	$8.86	$8.77
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.30	$0.27	$0.22	$0.24
Net realized and unrealized gain (loss)	(0.43)	0.05	(0.22)	(0.88)	0.09
Total income (loss) from operations	$(0.13)	$0.35	$0.05	$(0.66)	$0.33
Less Distributions
From net investment income	$(0.31)	$(0.29)	$(0.26)	$(0.23)	$(0.24)
Total distributions	$(0.31)	$(0.29)	$(0.26)	$(0.23)	$(0.24)
Net asset value — End of year	$7.38	$7.82	$7.76	$7.97	$8.86
Total Return(2)	(1.77)%	4.70%	0.70%	(7.55)%	3.80%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$76,810	$77,160	$68,304	$59,972	$66,737
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.55%	0.55%	0.54%	0.51%	0.49%
Interest and fee expense(4)	—	—	0.10%	0.03%	0.02%
Total expenses	0.55%	0.55%	0.64%	0.54%	0.51%
Net expenses	0.55%	0.55%	0.64%	0.54%	0.51%
Net investment income	3.97%	3.85%	3.45%	2.67%	2.71%
Portfolio Turnover	62%	61%	80%	36%	34%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipal Income Fund (Arizona Fund), Eaton Vance Connecticut Municipal Income Fund (Connecticut Fund), Eaton Vance Minnesota Municipal Income Fund (Minnesota Fund), Eaton Vance New Jersey Municipal Income Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Income Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of July 31, 2025, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

Eaton Vance
Municipal Income Funds
July 31, 2025
Notes to Financial Statements — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. The Funds had no Floating Rate Notes outstanding during the year ended July 31, 2025.
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of July 31, 2025.
The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to treat their investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Funds’ value-at-risk (VaR)-based limits on leverage risk. The Funds may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Segment Reporting—During this reporting period, the Funds adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable

Eaton Vance
Municipal Income Funds
July 31, 2025
Notes to Financial Statements — continued

segments. Each Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Funds' President acts as each Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds' financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended July 31, 2025 and July 31, 2024 was as follows:
	Year Ended July 31, 2025
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Tax-exempt income	$2,967,029	$3,747,175	$8,225,023	$5,004,501	$6,066,279
Ordinary income	$77,136	$143,269	$83	$130,018	$237,776
	Year Ended July 31, 2024
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Tax-exempt income	$2,324,347	$3,152,216	$7,526,529	$4,410,907	$5,712,308
Ordinary income	$114,137	$106,127	$31,898	$263,483	$191,032
As of July 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Undistributed tax-exempt income	$ 20,807	$ 50,154	$ 67,924	$ 55,833	$ 95,983
Deferred capital losses	(2,648,919)	(3,438,791)	(9,775,134)	(11,735,440)	(20,786,502)
Net unrealized depreciation	(2,889,404)	(2,956,194)	(11,129,500)	(4,523,966)	(6,083,435)
Distributions payable	(20,810)	(77,493)	(67,920)	(60,272)	(95,983)
Accumulated loss	$(5,538,326)	$(6,422,324)	$(20,904,630)	$(16,263,845)	$(26,869,937)
At July 31, 2025, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would

Eaton Vance
Municipal Income Funds
July 31, 2025
Notes to Financial Statements — continued

reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Deferred capital losses:
Short-term	$715,819	$1,535,359	$2,015,436	$2,509,973	$7,498,107
Long-term	$1,933,100	$1,903,432	$7,759,698	$9,225,467	$13,288,395
The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2025, as determined on a federal income tax basis, were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Aggregate cost	$96,418,187	$124,199,733	$230,834,045	$151,283,647	$165,282,028
Gross unrealized appreciation	$736,420	$758,241	$744,116	$1,452,264	$1,137,033
Gross unrealized depreciation	(3,625,824)	(3,714,435)	(11,873,616)	(5,976,230)	(7,220,468)
Net unrealized depreciation	$(2,889,404)	$(2,956,194)	$(11,129,500)	$(4,523,966)	$(6,083,435)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $20 million	0.100%	1.000%
$20 million but less than $40 million	0.200%	2.000%
$40 million but less than $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the year ended July 31, 2025, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Investment Adviser Fee	$297,753	$421,248	$932,891	$556,312	$620,600
Effective Annual Rate	0.33%	0.35%	0.38%	0.37%	0.38%
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of each Fund, but receives no compensation.

Eaton Vance
Municipal Income Funds
July 31, 2025
Notes to Financial Statements — continued

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the year ended July 31, 2025 were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
EVM's Sub-Transfer Agent Fees	$3,427	$9,122	$10,970	$13,052	$17,326
EVD's Class A Sales Charges	$8,003	$5,629	$3,077	$2,538	$10,865
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$ —	$3,075	$ —	$6,108	$5,107
Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of the above organizations.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2025 for Class A shares amounted to the following:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class A Distribution and Service Fees	$80,120	$77,277	$133,632	$144,875	$163,176
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended July 31, 2025, the Funds paid or accrued to EVD the following distribution fees:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class C Distribution Fees	$10,755	$15,890	$17,053	$31,420	$27,099
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended July 31, 2025 amounted to the following:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class C Service Fees	$2,868	$4,238	$4,548	$8,378	$7,226

Eaton Vance
Municipal Income Funds
July 31, 2025
Notes to Financial Statements — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2025, the Funds were informed that EVD received the following amounts of CDSCs paid by Class A and Class C shareholders:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class A	$ —	$345	$ —	$ —	$2,325
Class C	$ —	$ —	$ —(1)	$996	$ —
(1)	Amount is less than $100.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the year ended July 31, 2025 were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Purchases	$80,885,735	$116,523,392	$139,114,953	$130,282,085	$104,467,057
Sales	$61,201,781	$103,698,831	$151,971,059	$126,524,801	$99,914,617
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
Arizona Fund
	Year Ended July 31, 2025			Year Ended July 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	1,444,485	$12,949,474	820,406	$ 7,289,089
Issued to shareholders electing to receive payments of distributions in Fund shares	137,727	1,222,022	102,856	911,608
Redemptions	(622,675)	(5,461,586)	(565,641)	(4,969,046)
Net increase	959,537	$ 8,709,910	357,621	$ 3,231,651
Class C
Sales	233	$ 2,306	15,116	$ 147,787
Issued to shareholders electing to receive payments of distributions in Fund shares	3,376	33,339	4,336	42,652
Redemptions	(31,659)	(316,547)	(58,665)	(581,202)
Net decrease	(28,050)	$ (280,902)	(39,213)	$ (390,763)

Eaton Vance
Municipal Income Funds
July 31, 2025
Notes to Financial Statements — continued

Arizona Fund (continued)
	Year Ended July 31, 2025			Year Ended July 31, 2024
	Shares	Amount	Shares	Amount
Class I
Sales	2,759,609	$24,473,168	1,810,284	$16,003,136
Issued to shareholders electing to receive payments of distributions in Fund shares	176,434	1,565,190	149,685	1,324,946
Redemptions	(1,723,884)	(15,207,563)	(2,206,300)	(19,322,079)
Net increase (decrease)	1,212,159	$10,830,795	(246,331)	$(1,993,997)
Connecticut Fund
	Year Ended July 31, 2025			Year Ended July 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	582,023	$ 5,458,149	793,011	$ 7,438,757
Issued to shareholders electing to receive payments of distributions in Fund shares	104,353	977,798	117,843	1,095,940
Redemptions	(1,076,162)	(10,048,906)	(1,567,957)	(14,639,798)
Net decrease	(389,786)	$(3,612,959)	(657,103)	$(6,105,101)
Class C
Sales	35,151	$ 332,535	30,852	$ 287,684
Issued to shareholders electing to receive payments of distributions in Fund shares	4,436	41,441	4,732	43,863
Redemptions	(98,545)	(913,950)	(79,493)	(745,801)
Net decrease	(58,958)	$ (539,974)	(43,909)	$ (414,254)
Class I
Sales	4,251,132	$39,671,232	3,378,377	$31,417,587
Issued to shareholders electing to receive payments of distributions in Fund shares	206,589	1,934,346	145,926	1,360,740
Redemptions	(2,692,136)	(24,906,138)	(1,669,320)	(15,232,751)
Net increase	1,765,585	$16,699,440	1,854,983	$17,545,576

Eaton Vance
Municipal Income Funds
July 31, 2025
Notes to Financial Statements — continued

Minnesota Fund
	Year Ended July 31, 2025			Year Ended July 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	1,664,360	$ 14,754,238	1,410,375	$12,608,380
Issued to shareholders electing to receive payments of distributions in Fund shares	238,840	2,116,124	223,424	1,991,662
Redemptions	(1,791,382)	(15,797,611)	(1,727,383)	(15,274,950)
Net increase (decrease)	111,818	$ 1,072,751	(93,584)	$ (674,908)
Class C
Sales	118,097	$ 1,126,716	54,149	$ 518,902
Issued to shareholders electing to receive payments of distributions in Fund shares	5,691	54,222	5,203	49,885
Redemptions	(124,829)	(1,174,708)	(82,550)	(794,157)
Net increase (decrease)	(1,041)	$ 6,230	(23,198)	$ (225,370)
Class I
Sales	10,284,478	$ 90,976,877	8,638,765	$76,849,840
Issued to shareholders electing to receive payments of distributions in Fund shares	557,391	4,938,778	455,129	4,061,175
Redemptions	(12,685,439)	(111,413,037)	(7,817,770)	(68,973,849)
Net increase (decrease)	(1,843,570)	$(15,497,382)	1,276,124	$11,937,166
New Jersey Fund
	Year Ended July 31, 2025			Year Ended July 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	711,176	$ 6,022,073	456,939	$ 3,919,675
Issued to shareholders electing to receive payments of distributions in Fund shares	226,098	1,924,480	221,270	1,887,120
Redemptions	(1,413,253)	(12,036,696)	(1,221,750)	(10,437,331)
Net decrease	(475,979)	$(4,090,143)	(543,541)	$(4,630,536)
Class C
Sales	53,218	$ 477,347	65,536	$ 586,594
Issued to shareholders electing to receive payments of distributions in Fund shares	11,295	100,248	11,920	105,926
Redemptions	(144,345)	(1,283,363)	(249,094)	(2,203,340)
Net decrease	(79,832)	$ (705,768)	(171,638)	$(1,510,820)

Eaton Vance
Municipal Income Funds
July 31, 2025
Notes to Financial Statements — continued

New Jersey Fund (continued)
	Year Ended July 31, 2025			Year Ended July 31, 2024
	Shares	Amount	Shares	Amount
Class I
Sales	3,272,604	$27,940,859	2,680,371	$22,795,301
Issued to shareholders electing to receive payments of distributions in Fund shares	280,256	2,388,621	234,095	2,001,808
Redemptions	(2,909,582)	(24,572,609)	(2,377,000)	(20,278,496)
Net increase	643,278	$ 5,756,871	537,466	$ 4,518,613
Pennsylvania Fund
	Year Ended July 31, 2025			Year Ended July 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	1,926,577	$14,633,199	1,318,479	$10,027,155
Issued to shareholders electing to receive payments of distributions in Fund shares	365,340	2,793,098	354,293	2,716,764
Redemptions	(2,133,278)	(16,406,289)	(2,001,819)	(15,344,451)
Net increase (decrease)	158,639	$ 1,020,008	(329,047)	$(2,600,532)
Class C
Sales	180,246	$ 1,408,115	94,089	$ 752,135
Issued to shareholders electing to receive payments of distributions in Fund shares	13,574	107,382	12,468	98,893
Redemptions	(107,943)	(848,282)	(196,449)	(1,550,837)
Net increase (decrease)	85,877	$ 667,215	(89,892)	$ (699,809)
Class I
Sales	3,312,572	$25,210,659	3,023,481	$23,249,422
Issued to shareholders electing to receive payments of distributions in Fund shares	282,983	2,170,345	244,395	1,881,486
Redemptions	(3,043,443)	(23,185,781)	(2,211,281)	(17,012,525)
Net increase	552,112	$ 4,195,223	1,056,595	$ 8,118,383
8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended July 31, 2025.

Eaton Vance
Municipal Income Funds
July 31, 2025
Notes to Financial Statements — continued

9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2025, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
Arizona Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 91,809,758	$ —	$ 91,809,758
Taxable Municipal Obligations	—	1,719,025	—	1,719,025
Total Investments	$ —	$ 93,528,783	$ —	$ 93,528,783
Connecticut Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$117,737,700	$ —	$117,737,700
Taxable Municipal Obligations	—	3,505,839	—	3,505,839
Total Investments	$ —	$121,243,539	$ —	$121,243,539
Minnesota Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$219,704,545	$ —	$219,704,545
Total Investments	$ —	$219,704,545	$ —	$219,704,545
New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$144,124,574	$ —	$144,124,574
Taxable Municipal Obligations	—	2,635,107	—	2,635,107
Total Investments	$ —	$146,759,681	$ —	$146,759,681

Eaton Vance
Municipal Income Funds
July 31, 2025
Notes to Financial Statements — continued

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$157,704,211	$ —	$157,704,211
Taxable Municipal Obligations	—	1,494,382	—	1,494,382
Total Investments	$ —	$159,198,593	$ —	$159,198,593

Eaton Vance
Municipal Income Funds
July 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of July 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 19, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Municipal Income Funds
July 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended July 31, 2025, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:
Arizona Municipal Income Fund	97.47%
Connecticut Municipal Income Fund	96.32%
Minnesota Municipal Income Fund	100.00%
New Jersey Municipal Income Fund	97.47%
Pennsylvania Municipal Income Fund	96.23%

Eaton Vance
Municipal Income Funds
July 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Municipal Income Funds
July 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Municipal Income Funds
July 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements between each of the following funds:
•  Eaton Vance Arizona Municipal Income Fund
•  Eaton Vance Connecticut Municipal Income Fund
•  Eaton Vance Minnesota Municipal Income Fund
•  Eaton Vance New Jersey Municipal Income Fund
•  Eaton Vance Pennsylvania Municipal Income Fund
(the “Funds”) and Boston Management and Research (the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, including the education and experience of the investment professionals who provide services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.
Fund Performance
The Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices, and, where relevant, a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to each Fund for the one-, three-, five- and ten-year periods ended December 31, 2024.

Eaton Vance
Municipal Income Funds
July 31, 2025
Board of Trustees’ Contract Approval — continued

In this regard, the Board noted each Fund’s performance relative to its peer group, custom peer group, if applicable, and primary and secondary performance benchmark indexes for the three-year period, as follows:
Performance Relative to:
Fund	Median of Peers	Median of Custom Peers	Primary Performance Index	Secondary Performance Index
Eaton Vance Arizona Municipal Income Fund	Higher	Higher	Higher	Higher
Eaton Vance Connecticut Municipal Income Fund	Higher	Higher	Higher	Higher
Eaton Vance Minnesota Municipal Income Fund	Higher	n/a	Higher	Higher
Eaton Vance New Jersey Municipal Income Fund	Lower	n/a	Lower	Lower
Eaton Vance Pennsylvania Municipal Income Fund	Higher	n/a	Higher	Higher
The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on higher quality municipal bonds with longer maturities. With respect to Eaton Vance New Jersey Municipal Income Fund, on the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to requests from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory. With respect to all other Funds, the Board concluded that the performance of each Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on each Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

MUNI5-NCSR    7.31.25

Eaton Vance
Municipal Opportunities Fund
Annual Financial Statements and
Additional Information
July 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information July 31, 2025
Eaton Vance
Municipal Opportunities Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Municipal Opportunities Fund
July 31, 2025
Portfolio of Investments

Tax-Exempt Mortgage-Backed Securities — 0.0%†
Security	Principal Amount (000's omitted)	Value
Housing — 0.0%†
FRETE 2017-ML01 Trust, (Freddie Mac guaranteed), 4.92%, (30-day SOFR Average + 0.50%), 1/25/33(1)(2)	$438	$ 437,644
Total Tax-Exempt Mortgage-Backed Securities (identified cost $437,675)		$ 437,644

Tax-Exempt Municipal Obligations — 95.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.9%
Oklahoma Water Resources Board, (State Loan Program), 4.00%, 10/1/44	$3,145	$ 2,827,556
Virginia Resources Authority, (Pooled Financing Program):
4.125%, 11/1/40(3)	975	962,760
5.25%, 11/1/47	2,245	2,324,785
		$ 6,115,101
Education — 6.1%
California State University, 5.00%, 11/1/37(3)	$2,750	$ 3,079,012
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	300	299,334
Clemson University, SC:
5.00%, 5/1/43	195	203,970
5.00%, 5/1/50	475	485,889
Cobb County Development Authority, GA, (Mt. Bethel Christian Academy), 5.00%, 6/1/35(1)	1,160	1,158,808
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 4.125%, 7/1/41	545	503,238
Florence County, SC, (Savannah Grove Infrastructure), 5.25%, 12/1/53	2,300	2,316,633
Kansas Development Finance Authority, (Kansas State University), 3.00%, 4/1/38	2,315	1,976,964
Kayenta Unified School District No. 27, AZ, 6.00%, 7/1/44	500	533,547
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland):
4.25%, 10/1/44	150	135,116
5.00%, 10/1/43	745	754,041
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/59	3,095	3,028,722
Security	Principal Amount (000's omitted)	Value
Education (continued)
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Belmont University), 4.00%, 5/1/51	$1,960	$ 1,619,404
Michigan Finance Authority, (Cesar Chavez Academy), 5.00%, 2/1/33	830	843,995
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science):
4.125%, 12/15/28(1)	310	311,567
5.00%, 12/15/38(1)	2,690	2,644,093
Public Finance Authority, WI, (North Carolina Leadership Academy):
5.00%, 6/15/39(1)	140	132,122
5.00%, 6/15/49(1)	260	228,158
Public Finance Authority, WI, (Roseman University of Health Sciences):
5.00%, 4/1/40(1)	795	760,683
5.00%, 4/1/50(1)	1,060	933,504
Public Finance Authority, WI, (Triad Math and Science Academy Co.), 5.25%, 6/15/45	1,150	1,106,427
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy), 5.00%, 6/15/44(1)	1,500	1,354,178
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/39(3)	2,300	2,408,745
Texas Tech University System, 4.00%, 2/15/43	3,815	3,499,077
University of Alabama:
3.00%, 6/1/38	1,280	1,068,907
4.00%, 7/1/43	2,860	2,630,107
4.00%, 7/1/54	90	75,159
University of California:
5.00%, 5/15/38	1,955	2,133,203
5.00%, 5/15/40	3,750	4,021,999
Virginia College Building Authority, (Regent University), 6.00%, 6/1/50	500	521,325
Washington Housing Finance Commission, (Evergreen School), 4.50%, 7/1/55	2,755	2,348,156
		$ 43,116,083
Electric Utilities — 1.4%
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.25%, 5/15/36	$1,000	$ 1,086,906
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	1,185	1,164,803
Missouri Joint Municipal Electric Utility Commission, (MoPEP Facilities), Green Bonds, 5.25%, 12/1/39	1,000	1,068,420
South Carolina Public Service Authority:
5.00%, 12/1/39	1,500	1,581,709
5.00%, 12/1/41	1,000	1,037,732
5.25%, 12/1/33	2,000	2,216,148

1
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
South Carolina Public Service Authority: (continued)
5.25%, 12/1/34	$1,940	$ 2,131,974
		$ 10,287,692
Escrowed/Prerefunded — 0.0%†
Public Finance Authority, WI, (Roseman University of Health Sciences), Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	$50	$ 54,662
		$ 54,662
General Obligations — 25.4%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$4,830	$ 4,395,523
Anne Arundel County, MD:
5.00%, 10/1/42	2,675	2,829,577
5.00%, 10/1/46	1,640	1,657,441
Antelope Valley Union High School District, CA, (Election of 2024):
5.00%, 8/1/43	755	794,236
5.00%, 8/1/45	1,245	1,289,914
Baldwin County, AL:
5.00%, 4/1/43	565	580,828
5.00%, 4/1/44	800	818,145
Bank Intercounty Drain Drainage District, MI, 4.50%, 6/1/45	1,075	1,002,808
Bar Harbor, ME, 5.00%, 9/1/49	1,000	1,026,299
Belmont-Redwood Shores School District, CA, (Election of 2024), 4.50%, 8/1/54	765	747,773
Berkeley Unified School District, CA, (Election of 2020), 5.00%, 8/1/44	2,710	2,861,123
Beverly Hills Unified School District, CA, (Election of 2018):
3.25%, 8/1/42	2,220	1,872,884
3.25%, 8/1/44	3,840	3,125,125
Brighton Area School District, MI, 3.00%, 5/1/36	1,285	1,100,353
Bristol, VA, 5.00%, 9/1/27	1,910	1,913,386
Caledonia Community Schools, MI:
5.00%, 5/1/42	500	522,995
5.00%, 5/1/43	500	519,383
5.00%, 5/1/45	500	507,015
California, 5.00%, 11/1/42	5,000	5,224,070
Canton Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/43(3)	2,395	2,503,761
Cecil County, MD, 4.50%, 8/1/53	2,790	2,624,841
Charles County, MD, 4.25%, 10/1/47	130	119,836
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Charter Township of White Lake, MI:
5.00%, 3/1/42	$1,985	$ 2,056,244
5.00%, 3/1/45	700	710,786
Chicago Board of Education, IL:
4.00%, 12/1/35	2,000	1,915,326
5.25%, 12/1/35	2,750	2,750,018
5.25%, 12/1/39	5,365	5,270,811
5.50%, 12/1/37	5,000	5,172,431
Connecticut, Social Bonds, 5.00%, 11/15/40	155	165,276
Cupertino Union School District, CA, (Election of 2024), 5.75%, 8/1/43	1,500	1,686,508
Darien, CT, 4.00%, 4/15/39	1,305	1,308,316
DuPage County School District No. 58, IL, 5.50%, 12/15/43	2,765	2,951,826
East Jackson Community Schools, MI:
5.00%, 5/1/41	840	866,123
5.00%, 5/1/43	500	507,153
East Longmeadow, MA, 3.00%, 11/1/42	1,365	1,084,412
Fairfield, CT, 4.00%, 7/1/42	1,515	1,476,233
Falls Church, VA, 3.00%, 7/15/42	1,445	1,144,837
Fillmore County School District No. 25, NE, 4.625%, 6/15/45	1,460	1,410,696
Flagstaff Unified School District No. 1, AZ, 4.00%, 7/1/44	365	328,119
Francis Howell R-III School District, MO, Prerefunded to 3/1/28, 2.00%, 3/1/40	2,410	2,375,093
Fullerton Joint Union High School District, CA, (Election of 2024), 4.00%, 8/1/54	4,965	4,243,475
Geary County Unified School District No. 475, KS, 3.00%, 9/1/41	300	230,887
Grand Prairie Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/31	1,715	1,715,908
4.00%, 2/15/35	2,000	1,980,877
Grand Rapids, MI:
5.00%, 4/1/44	500	514,736
5.00%, 4/1/45	1,250	1,281,030
Grayson County Junior College District, TX, 4.00%, 2/15/49	1,890	1,593,238
Grosse Pointe Farms, MI, 4.00%, 10/1/42	490	458,633
Guilford County, NC, 4.00%, 3/1/45	1,910	1,775,425
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,565	983,965
Illinois:
4.00%, 7/1/37	2,000	1,887,271
5.50%, 5/1/39	1,980	2,057,937
5.75%, 5/1/45	1,780	1,838,226

2
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Islip, NY:
4.00%, 4/1/37	$615	$ 638,849
4.00%, 4/1/41	2,095	2,065,065
4.125%, 4/1/42	1,080	1,055,194
Kenosha County, WI:
1.50%, 9/1/29	445	413,253
1.50%, 9/1/30	360	322,191
Kentfield School District, CA, (Election of 2024), 4.00%, 8/1/48	1,530	1,371,757
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/36	7,000	7,754,502
Los Angeles Unified School District, CA, Green Bonds, 5.00%, 7/1/43	895	938,575
Lynchburg, VA, 2.375%, 8/1/40	1,245	896,023
Mabank Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/49	2,655	2,275,239
Mandan Public School District No. 1, ND, 3.00%, 8/1/33	1,025	960,353
Manteca Unified School District, CA, (Election of 2020), 5.25%, 8/1/44	1,775	1,896,337
Maryland, 3.00%, 8/1/31	130	128,595
Menlo Park City School District, CA, (Election of 2024), 4.00%, 7/1/53	2,480	2,149,821
Napa Valley Unified School District, CA, (Election of 2024):
5.00%, 8/1/45	1,000	1,041,790
5.25%, 8/1/50	1,750	1,831,328
New York, 5.00%, 3/15/39	4,155	4,592,946
North Branford, CT, 4.25%, 8/1/44(3)	550	544,490
Oregon, 5.00%, 5/15/50	1,805	1,791,992
Oregon City School District No. 62, OR:
5.00%, 6/15/43	1,600	1,663,967
5.00%, 6/15/44	1,875	1,938,728
Pasadena Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	1,500	1,517,227
Pioneer School District No. 402, WA:
5.00%, 12/1/38	1,585	1,684,504
5.00%, 12/1/39	1,535	1,616,099
Pleasanton Unified School District, CA, (Election of 2022):
4.25%, 8/1/46	1,065	1,009,077
4.50%, 8/1/52	2,195	2,074,184
5.00%, 8/1/38	1,160	1,301,348
5.00%, 8/1/39	1,385	1,538,752
Portage Community School District, WI:
4.00%, 3/1/44	1,250	1,108,236
5.00%, 3/1/41	500	516,448
Prince George's County, MD, 5.00%, 8/1/42	875	921,189
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico, 0.00%, 7/1/33	$489	$ 339,576
Riverside Community College District, CA, (Election of 2024), 4.00%, 8/1/44	750	693,219
Salinas Union High School District, CA, (Election of 2020):
4.50%, 8/1/45(3)	1,000	974,640
4.50%, 8/1/46(3)	1,395	1,350,046
5.00%, 8/1/42(3)	1,000	1,060,092
5.00%, 8/1/43(3)	800	840,780
5.00%, 8/1/44(3)	1,000	1,044,864
Salinas Union High School District, CA, (Election of 2024), 5.00%, 8/1/42(3)	1,335	1,415,223
San Bernardino Community College District, CA, (Election of 2008), 5.00%, 8/1/41(3)	2,660	2,867,889
San Luis Coastal Unified School District, CA, (Election of 2022), 4.00%, 8/1/53	1,500	1,292,334
Santa Maria-Bonita School District, CA, (Election of 2024), 4.625%, 8/1/54	1,850	1,779,409
Santa Monica-Malibu Unified School District, CA, (Election of 2024):
4.25%, 8/1/52	2,500	2,300,750
5.00%, 8/1/43	4,245	4,472,713
Sarpy County School District 0037, NE, 5.00%, 12/15/27	1,460	1,470,284
Spring Lake Public Schools, MI:
5.00%, 5/1/39	500	539,439
5.00%, 5/1/45	1,000	1,024,986
Storey County School District, NV, (PSF Guaranteed), 4.00%, 6/1/44	415	374,788
Thrall Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/54	4,150	4,257,024
Union R-XI School District, MO, 5.00%, 3/1/43	1,000	1,014,961
Virginia:
4.00%, 6/1/41	2,060	2,001,640
4.00%, 6/1/42	3,210	3,065,046
4.00%, 6/1/43	1,965	1,843,673
4.00%, 6/1/44	1,170	1,081,588
West Sonoma County Union High School District, CA, (Election of 2018), 5.00%, 8/1/50	1,500	1,543,502
Williston Basin School District #007, ND, 4.125%, 8/1/43	25	22,505
		$180,008,162
Hospital — 8.8%
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	$2,110	$ 2,127,949

3
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Connecticut Health and Educational Facilities Authority, (Connecticut Children's Medical Center), 5.25%, 7/15/48	$1,825	$ 1,848,911
Crawford County Hospital Authority, PA, (Meadville Medical Center):
6.00%, 6/1/36	2,660	2,680,463
6.00%, 6/1/51	4,715	4,608,014
Darke County, OH, (Wayne HealthCare), 4.00%, 9/1/45	3,455	2,679,133
Fairfax County Industrial Development Authority, VA, (Inova Health System):
4.00%, 5/15/48	395	341,934
4.125%, 5/15/54	2,385	2,048,146
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	1,670	1,671,546
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/29	505	496,262
4.00%, 11/1/30	1,605	1,561,814
5.00%, 11/1/26	1,375	1,388,413
5.00%, 11/1/27	1,440	1,462,620
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/41	1,950	1,976,582
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	1,220	1,086,907
4.00%, 1/1/48	2,865	2,427,722
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/46	2,000	1,637,529
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	6,165	5,165,745
Michigan Finance Authority, (Trinity Health Credit Group), 4.00%, 12/1/49	3,000	2,453,953
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/47	3,100	2,624,389
4.00%, 11/15/49	2,650	2,209,302
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,000,934
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/27	470	473,444
New York Dormitory Authority, (Montefiore Medical Center), 5.25%, 11/1/39	1,125	1,172,292
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/31	1,705	1,421,833
5.25%, 4/1/34	1,700	1,384,740
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
South Carolina Jobs-Economic Development Authority, (Beaufort Memorial Hospital & South of Broad Healthcare):
5.00%, 11/15/32	$450	$ 469,686
5.00%, 11/15/33	400	414,072
5.00%, 11/15/35	375	382,521
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/28	1,550	1,557,755
Spartanburg Regional Health Services District, Inc., SC, 4.00%, 4/15/43	3,080	2,658,543
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	1,220	1,027,253
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/36	1,935	1,899,103
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group):
4.00%, 11/15/46	3,320	2,829,126
Prerefunded to 5/15/26, 4.00%, 11/15/46	3,220	3,256,847
		$ 62,445,483
Housing — 9.2%
Alabama Housing Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA), 4.45%, 10/1/44	$1,440	$ 1,359,697
Alaska Housing Finance Corp., 4.65%, 6/1/51	1,445	1,332,595
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/37	1,825	1,866,749
Connecticut Housing Finance Authority, (Housing Mortgage Finance):
0.75%, 11/15/27	825	771,969
1.10%, 11/15/29	3,815	3,418,056
Delaware State Housing Authority, (FHLMC), (FNMA), (GNMA), 4.45%, 7/1/44	200	188,446
Douglas County Housing Authority, GA, (Astoria at Crystal Lake), (FNMA), 4.375%, 4/1/43	2,870	2,669,925
Georgia Housing and Finance Authority, 2.40%, 12/1/41	2,120	1,507,150
Inlivian, NC, (Barton South), (FNMA), 5.05%, 2/1/43	1,875	1,872,013
King County Housing Authority, WA:
5.00%, 7/1/40	1,000	996,577
5.375%, 7/1/45	1,000	1,006,850
Louisiana Housing Corp., SFMR, (FHLMC), (FNMA), (GNMA), 4.50%, 12/1/45	3,510	3,350,841
Maine Housing Authority, Social Bonds, 4.50%, 11/15/45	1,000	923,091
Maricopa County and Phoenix Industrial Development Authorities, AZ:
(FHLMC), (FNMA), (GNMA), 4.625%, 9/1/44	1,365	1,329,984
(FHLMC), (FNMA), (GNMA), 4.65%, 9/1/44	1,040	1,017,807

4
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Maryland Community Development Administration, (Villages at Marley Station), Sustainability Bonds, (FNMA), 4.35%, 2/1/44	$1,985	$ 1,812,697
Maryland Department of Housing and Community Development Administration:
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/44	285	270,747
Sustainability Bonds, 4.45%, 7/1/44	3,430	3,297,173
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Trinity Flats Apartments), (FNMA MBS-Secured), 5.10%, 7/1/44	865	854,856
Michigan Housing Development Authority, SFMR:
Social Bonds, 4.35%, 12/1/44	2,000	1,859,573
Social Bonds, 4.45%, 12/1/49	700	632,837
Social Bonds, 4.50%, 12/1/40	2,460	2,409,545
Missouri Housing Development Commission, (FHLMC), (FNMA), (GNMA), 2.55%, 11/1/40	1,500	1,105,360
Nebraska Investment Finance Authority:
Social Bonds, (FHLMC), (FNMA), (GNMA), 2024 Series C, 4.55%, 9/1/44	230	217,977
Social Bonds, (FHLMC), (FNMA), (GNMA), 2024 Series G, 4.55%, 9/1/44	1,965	1,862,279
Social Bonds, (FHLMC), (FNMA), GNMA), 4.70%, 9/1/49	315	297,077
Nevada Housing Division, (FHLMC), (FNMA), GNMA), 4.65%, 10/1/49	500	473,229
New Mexico Mortgage Finance Authority, (Single Family Mortgage Program), (FHLMC), (FNMA), (GNMA), 3.00%, 7/1/50	1,090	767,043
New York City Housing Development Corp., NY, Sustainable Development Bonds, 2.85%, 11/1/39	2,975	2,284,900
North Carolina Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 4.35%, 1/1/44	935	871,331
North Dakota Housing Finance Agency, Social Bonds, 4.50%, 7/1/43	2,200	2,087,455
Norwalk Housing Authority, CT, (Monterey Village Apartments), (FNMA), 4.40%, 9/1/42	1,820	1,725,508
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 4.45%, 10/1/44	2,000	1,877,472
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/37	1,235	1,237,802
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/31	355	364,312
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/34	2,560	2,619,122
5.00%, 6/1/39	1,595	1,595,783
Security	Principal Amount (000's omitted)	Value
Housing (continued)
South Carolina Housing Finance and Development Authority, 4.60%, 7/1/49	$3,455	$ 3,225,301
South Carolina Jobs-Economic Development Authority, (Foothill Affordable Housing Foundation - Paddock Club and Fairways), (FHLMC), 4.00% to 3/1/35 (Put Date), 3/1/62	2,490	2,403,148
Utah Housing Corp., (Promontory Place Apartments), (FNMA), 4.69%, 2/1/45	1,630	1,569,076
Vancouver Housing Authority, WA, (Esther Short), 4.50%, 10/1/42	2,000	1,924,495
Virginia Housing Development Authority, 5.125%, 11/1/43	205	207,347
Wyoming Community Development Authority, (Pershing Pointe Apartments), (FNMA MBS-Secured), 4.25%, 2/1/41	1,935	1,828,974
		$ 65,294,169
Industrial Development Revenue — 4.4%
Houston, TX, (United Airlines, Inc.):
(AMT), 5.00%, 7/15/27	$2,545	$ 2,555,635
(AMT), 5.50%, 7/15/36	3,750	3,930,047
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	2,750	2,436,231
National Finance Authority, NH, (Covanta), Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	5,500	4,331,636
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	215	215,226
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,485,367
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	1,175	1,093,959
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 1/1/34	5,000	5,063,814
(AMT), 6.00%, 4/1/35	1,385	1,500,570
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	1,002,000
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 1.10% to 6/1/26 (Put Date), 7/1/29	6,500	6,353,655
		$ 30,968,140
Insured - Education — 0.9%
College of Charleston, SC, (AG), 4.25%, 4/1/45	$4,630	$ 4,256,886

5
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Education (continued)
Louisiana Local Government Environmental Facilities and Community Development Authority, (Calcasieu Parish School), (BAM), 4.00%, 12/1/44	$2,585	$ 2,206,571
Western Michigan University, (AG), 5.00%, 11/15/45	240	244,505
		$ 6,707,962
Insured - Electric Utilities — 0.3%
Puerto Rico Electric Power Authority:
(AG), 5.00%, 7/1/26	$280	$ 279,987
(NPFG), 5.25%, 7/1/29	1,110	1,118,527
(NPFG), 5.25%, 7/1/30	530	533,435
(NPFG), 5.25%, 7/1/34	100	99,097
		$ 2,031,046
Insured - General Obligations — 4.2%
Bassett Unified School District, CA, (Election of 2020):
(BAM), 5.25%, 8/1/50	$1,635	$ 1,714,664
(BAM), 5.25%, 8/1/54	2,270	2,373,981
Bromley Park Metropolitan District No. 3, CO, (AG), 4.00%, 12/1/44	1,000	865,436
Cameron School District, WI, (BAM), 4.00%, 4/1/44	510	451,359
Chicago Board of Education, IL:
(NPFG), 0.00%, 12/1/26	1,580	1,506,754
(NPFG), 0.00%, 12/1/28	1,560	1,378,461
Colfax County School District No. 58, NE, (AG), 4.25%, 12/15/45	1,630	1,485,824
Fort Bend County Municipal Management District No. 1, TX, (AG), 3.50%, 9/1/49	810	608,646
Generation Park Management District, TX, (AG), 3.50%, 9/1/45	4,430	3,464,467
Harris County Municipal Utility District No. 165, TX, (BAM), 3.375%, 3/1/44	2,370	1,843,495
Harris County Municipal Utility District No. 55, TX, (AG), 3.00%, 2/1/42	1,350	1,035,418
Johnson and Miami Counties Unified School District No. 230, KS, (AG), 6.00%, 9/1/40	1,700	1,935,493
Mount Horeb Area School District, WI, (AG), 4.00%, 3/1/42	2,285	2,099,438
Mountain View School District, CA, (Election of 2020), (BAM), 5.00%, 8/1/49	1,000	1,027,622
North Platte, NE:
(AG), 4.00%, 12/15/38	100	96,362
(AG), 4.375%, 12/15/41	625	601,344
Raindance Metropolitan District No. 2, CO:
(BAM), 4.00%, 12/1/44	870	747,414
(BAM), 4.00%, 12/1/49	1,855	1,520,233
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Shreveport, LA, (AG), 5.25%, 3/1/42	$940	$ 963,177
St. Clair County School District No. 118, IL, (BAM), 5.50%, 12/1/39	1,525	1,634,834
Washington County Elementary School District No. 6, AZ, (BAM), 5.00%, 7/1/40	500	525,962
Waterstone Metropolitan District No. 1, CO:
(AG), 5.25%, 12/1/40	500	521,410
(AG), 5.25%, 12/1/45	395	400,127
West Baton Rouge Parish School Board, LA, (AG), 5.25%, 3/1/45	1,000	1,039,108
		$ 29,841,029
Insured - Hospital — 0.8%
Grand Forks, ND, (Altru Health System), (AG), 3.00%, 12/1/51	$2,500	$ 1,649,804
Virginia Commonwealth University Health System Authority, (BAM), 4.00%, 7/1/54	4,795	4,163,295
		$ 5,813,099
Insured - Special Tax Revenue — 1.4%
Centerton, AR, Sales and Use Tax Revenue, (AG), 4.125%, 11/1/49	$150	$ 136,380
Downtown Revitalization Public Infrastructure District, UT, (AG), 5.25%, 6/1/42	500	527,335
Lake Elsinore Facilities Financing Authority, CA, (AG), 5.00%, 9/1/39	1,000	1,084,526
Sales Tax Securitization Corp., IL, (BAM), 5.00%, 1/1/37	4,000	4,149,534
San Clemente Facilities District No. 2006-1, CA:
(BAM), 5.00%, 9/1/40	1,260	1,355,616
(BAM), 5.00%, 9/1/44	2,400	2,491,644
		$ 9,745,035
Insured - Transportation — 1.2%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AG), (AMT), 4.00%, 1/1/46	$5,000	$ 4,265,042
(AG), (AMT), 5.25%, 1/1/38	900	951,612
Houston, TX, Airport System Revenue, (AG), (AMT), 5.00%, 7/1/38	1,000	1,030,256
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AG), (AMT), 5.00%, 1/1/31	185	185,332
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AG), (AMT), 4.00%, 7/1/32	2,000	1,999,978
		$ 8,432,220

6
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 1.0%
Bennett, CO, Wastewater Revenue:
(AG), 4.125%, 12/1/49	$2,195	$ 1,914,571
(AG), 5.00%, 12/1/41	825	863,170
Central Weld County Water District, CO, (BAM), 5.00%, 12/1/54	500	497,520
Chisholm Creek Utility Authority, KS, (Cities of Bel Aire and Park City), Water and Wastewater Revenue:
(AG), 4.00%, 9/1/43	335	295,965
(AG), 4.00%, 9/1/44	615	539,148
Hot Springs, AR, Wastewater Revenue:
Green Bonds, (BAM), 4.125%, 12/1/45	750	671,210
Green Bonds, (BAM), 4.375%, 12/1/50	1,460	1,295,282
Southwestern Pennsylvania Water Authority, (AG), 3.00%, 9/15/32	1,000	938,805
		$ 7,015,671
Lease Revenue/Certificates of Participation — 2.7%
Castle Rock, CO, 5.25%, 12/1/43(3)	$1,255	$ 1,304,236
Crothersville 2000 School Building Corp., IN:
5.00%, 1/15/41	500	516,028
5.00%, 1/15/43	600	608,923
5.00%, 1/15/44	200	202,186
Eagle County, CO, 4.375%, 12/1/49	655	595,247
Evergreen Park and Recreation District, CO:
4.375%, 12/1/43	355	333,761
4.50%, 12/1/44	655	618,994
4.50%, 12/1/45	585	546,984
Hancock County Redevelopment Authority, IN, 4.125%, 2/15/45	755	666,743
Iredell County, NC, 4.00%, 4/1/44	250	228,171
Knightdale, NC, 4.00%, 3/1/43	270	249,269
Loudoun County Economic Development Authority, VA, 4.00%, 12/1/41	2,490	2,347,520
Oklahoma Development Finance Authority, 4.00%, 6/1/43	5,265	4,632,819
Pennsylvania, 5.00%, 7/1/43	2,160	2,180,860
Snowmass Village, CO:
4.25%, 12/1/40	815	792,694
4.75%, 12/1/55	1,400	1,323,979
Vail, CO, 5.375%, 12/1/55	1,500	1,540,420
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	701,224
		$ 19,390,058
Security	Principal Amount (000's omitted)	Value
Other Revenue — 4.0%
Black Belt Energy Gas District, AL:
2.66%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	$5,000	$ 4,937,831
5.50% to 2/1/29 (Put Date), 6/1/49	2,500	2,634,078
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	4,930	5,134,286
California Infrastructure and Economic Development Bank, (Los Angeles County Museum of Art), 2.99%, (SIFMA + 0.70%), 6/1/26 (Put Date), 12/1/50(2)	2,300	2,288,312
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.00%, 12/1/28	720	734,257
Kalispel Tribe of Indians, WA:
Series A, 5.00%, 1/1/32(1)	1,455	1,485,515
Series B, 5.00%, 1/1/32(1)	1,000	1,020,972
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	2,000	2,111,738
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	1,775	1,754,632
Public Finance Authority, WI, (Inperium, Inc.), 5.00%, 12/1/34(1)	1,750	1,778,661
Southeast Energy Authority, AL:
5.00% to 2/1/31 (Put Date), 5/1/55	1,250	1,329,827
5.00% to 6/1/35 (Put Date), 1/1/56	500	504,865
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 3.769%, (67% of 3 mo. SOFR + 0.70%), 12/15/26(2)	1,675	1,675,651
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 3.713%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(2)	1,020	1,021,805
		$ 28,412,430
Senior Living/Life Care — 7.9%
Arizona Industrial Development Authority, AZ, (Mirabella at ASU), 5.35% to 1/1/27 (Put Date), 10/1/28(1)	$2,035	$ 1,914,557
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/26	1,730	1,735,742
5.00%, 11/15/27	1,320	1,324,632
Centerville, OH, (Graceworks Lutheran Services):
5.00%, 11/1/26	770	773,198
5.00%, 11/1/27	325	327,587
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.00%, 11/15/28	300	305,089
5.00%, 11/15/29	315	320,035
5.00%, 11/15/30	330	334,484
5.375%, 11/15/55	300	266,949

7
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/29	$600	$ 600,069
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community):
5.00%, 5/15/26	350	351,891
5.00%, 5/15/27	400	405,697
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	360	361,142
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/30	500	504,939
5.00%, 12/1/39	370	341,525
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	140	139,257
Howard County, MD, (Vantage House):
5.00%, 4/1/26	345	345,286
5.00%, 4/1/36	1,985	1,894,940
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/27	370	370,147
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 2.99%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	1,090	1,082,870
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	990	1,024,302
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/35	310	292,400
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/30	200	201,081
4.00%, 12/1/31	150	150,164
4.00%, 12/1/32	200	198,614
4.00%, 12/1/33	100	98,245
4.00%, 12/1/34	200	194,125
4.00%, 12/1/35	350	336,052
4.00%, 12/1/36	350	331,167
4.00%, 12/1/38	400	367,512
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,890	1,889,208
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	920	908,066
5.75%, 7/1/54(1)	1,725	1,625,269
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living), 5.25%, 10/1/30	1,280	1,282,583
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
5.00%, 1/1/26	1,040	1,044,862
5.00%, 1/1/27	1,095	1,112,933
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village): (continued)
5.00%, 1/1/29	$1,205	$ 1,223,632
5.00%, 1/1/30	630	638,684
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/30	430	435,233
5.00%, 7/1/33	285	285,260
5.00%, 7/1/34	195	193,359
5.00%, 7/1/39	2,450	2,301,618
5.00%, 7/1/49	3,020	2,548,062
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 4.00%, 1/1/29	1,090	1,080,516
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
5.00%, 5/15/28	255	255,102
5.00%, 5/15/30	300	300,101
5.00%, 5/15/31	775	786,996
5.00%, 5/15/32	650	658,370
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(1)	1,540	1,486,364
Santa Fe, NM, (El Castillo Retirement Residences):
5.00%, 5/15/34	1,195	1,210,118
5.00%, 5/15/39	480	462,975
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/34	600	586,958
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/28	1,675	1,697,128
5.00%, 4/1/29	1,000	1,013,289
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis Obligated Group), 5.00%, 9/1/27	1,930	1,980,623
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/25	215	214,811
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/29	500	513,332
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.875%, 11/15/55	4,650	3,886,455
Tulsa County Industrial Authority, OK, (Montereau, Inc.):
5.00%, 11/15/28	540	549,397
5.00%, 11/15/29	400	407,180
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/26	585	587,342

8
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 6.25%, 9/1/30	$2,000	$ 2,018,013
Washington Housing Finance Commission, (Bayview Manor Homes):
4.00%, 7/1/26(1)	195	194,761
5.00%, 7/1/31(1)	985	990,357
Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(1)	145	144,230
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/27(1)	840	850,513
5.00%, 1/1/28(1)	445	454,099
5.00%, 1/1/29(1)	460	472,682
5.00%, 1/1/34(1)	500	505,345
		$ 55,689,524
Special Tax Revenue — 2.1%
Baltimore, MD, (Harbor Point):
3.45%, 6/1/35(1)	$310	$ 284,991
3.50%, 6/1/39(1)	650	564,539
Bullhead City, AZ, Excise Taxes Revenue:
2.10%, 7/1/36	585	460,074
2.55%, 7/1/46	1,265	803,088
4.50%, 7/1/44	700	674,619
Hamilton County & Chattanooga Sports Authority, TN, (Stadium Project), 6.00%, 12/1/55	1,675	1,841,402
Juban Crossing Economic Development District, LA, (Drainage Projects), 4.25%, 9/15/44	1,710	1,513,233
Juban Crossing Economic Development District, LA, (General Infrastructure Projects), 5.00%, 9/15/49	1,960	1,872,311
Louisiana Local Government Environmental Facilities and Community Development Authority, (City of Slidell):
4.125%, 12/1/49	85	71,609
4.25%, 12/1/54	825	694,033
Maryland Department of Transportation, 2.50%, 10/1/33	470	424,184
Mida Mountain Village Public Infrastructure District, UT, 5.50%, 6/15/39(1)	2,000	1,990,721
Omaha, NE, Riverfront Redevelopment Special Tax Revenue, 4.00%, 4/15/54	1,875	1,577,778
Oxford City Board of Education, AL, 4.00%, 5/1/50	1,480	1,251,882
South Village Community Development District, FL:
3.25%, 5/1/27	95	94,606
4.35%, 5/1/26	60	60,260
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	$645	$ 613,335
		$ 14,792,665
Student Loan — 0.5%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), 4.125%, 11/15/40	$2,605	$ 2,479,913
(AMT), 4.875%, 11/15/38	175	172,918
(AMT), 5.00%, 11/15/39	845	849,501
		$ 3,502,332
Transportation — 8.8%
Bay Area Toll Authority, CA, (San Francisco Bay Area), Toll Bridge Revenue, 2.74%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(2)	$3,200	$ 3,178,513
Chicago, IL, (O'Hare International Airport):
(AMT), 5.00%, 1/1/38	2,500	2,580,158
(AMT), 5.00%, 1/1/39	1,500	1,533,746
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/28	2,760	2,787,332
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	2,000	2,029,660
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/36	3,080	3,159,917
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/35	1,995	2,028,049
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/38	1,600	1,650,168
(AMT), 5.00%, 10/1/42	5,000	4,986,198
Oklahoma Turnpike Authority, 5.50%, 1/1/53	4,165	4,322,026
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/42	2,990	2,955,057
Port of Seattle, WA:
(AMT), 4.00%, 5/1/43	5,000	4,288,220
(AMT), 5.00%, 5/1/37	2,100	2,120,454
(AMT), 5.00%, 5/1/37	3,000	3,029,220
Public Finance Authority, WI, (Georgia SR 400 Express Lanes), (AMT), 6.50%, 6/30/60(3)	2,500	2,630,259
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/47	2,090	2,044,199
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.25%, 7/1/38	4,500	4,780,966
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/44	5,000	4,964,898
(AMT), 5.25%, 5/1/42	4,000	4,137,594

9
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/34	$3,000	$ 3,130,319
		$ 62,336,953
Water and Sewer — 3.8%
Arkansas Development Finance Authority:
5.00%, 6/1/42	$1,500	$ 1,570,689
5.00%, 6/1/43	1,000	1,039,845
5.00%, 6/1/44	1,000	1,033,873
Beaufort-Jasper Water and Sewer Authority, SC, 4.00%, 3/1/47	2,245	1,959,197
Corpus Christi, TX, Utility System Revenue, 4.00%, 7/15/48	3,930	3,425,301
East Bay Municipal Utility District, CA, Water System Revenue:
5.00%, 6/1/39	450	502,798
5.00%, 6/1/41	995	1,082,810
5.00%, 6/1/43	1,080	1,154,032
Gainesville, GA, Water and Sewerage Revenue:
5.00%, 11/15/43	50	51,864
5.00%, 11/15/45	25	25,696
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.25%, 6/15/47	2,835	2,915,772
Sumner, WA, Water and Sewer Revenue:
5.00%, 12/1/37	235	255,439
5.00%, 12/1/38	250	268,822
5.00%, 12/1/39	260	276,953
5.00%, 12/1/40	120	127,042
5.00%, 12/1/41	300	314,477
5.00%, 12/1/42	215	223,218
5.00%, 12/1/43	140	144,342
5.00%, 12/1/45	220	224,492
5.00%, 12/1/49	1,300	1,315,903
Texas Water Development Board, 5.00%, 8/1/41	2,000	2,099,597
Virginia Beach, VA, Storm Water Utility Revenue:
4.00%, 11/15/44	3,500	3,196,509
4.00%, 11/15/49	3,000	2,639,171
Walton County Water and Sewerage Authority, GA, 5.00%, 2/1/53	1,300	1,312,194
		$ 27,160,036
Total Tax-Exempt Municipal Obligations (identified cost $702,022,464)		$679,159,552

Taxable Municipal Obligations — 5.7%
Security	Principal Amount (000's omitted)	Value
Education — 0.3%
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	$1,000	$ 1,032,896
University of California, 3.349%, 7/1/29	1,150	1,120,113
		$ 2,153,009
General Obligations — 2.7%
Atlantic City, NJ, 7.00%, 3/1/28	$1,390	$ 1,443,834
California:
7.50%, 4/1/34(4)	2,310	2,676,890
7.55%, 4/1/39(4)	2,725	3,260,559
Chicago, IL:
7.375%, 1/1/33	2,899	3,111,082
7.781%, 1/1/35	2,590	2,870,788
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 2.002%, 8/1/33	650	536,303
Marin Community College District, CA, 2.14%, 8/1/34	1,500	1,219,776
Mattawan Consolidated School, MI, 1.966%, 5/1/32	1,100	931,137
Southwestern Illinois Community College District No. 522, 5.50%, 12/1/30	3,250	3,251,783
		$ 19,302,152
Hospital — 0.1%
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.929%, 7/1/34	$995	$ 1,006,192
		$ 1,006,192
Housing — 0.6%
Maine Housing Authority, (SPA: TD Bank, N.A.), 4.35%, 11/15/50(5)	$3,120	$ 3,120,000
North Dakota Housing Finance Agency, (SPA: TD Bank, N.A.), 4.35%, 1/1/47(5)	1,020	1,020,000
		$ 4,140,000
Insured - General Obligations — 0.2%
Altoona Area School District, PA, (BAM), 2.288%, 12/1/34	$750	$ 601,254
Effingham County Industrial Development Authority, GA, (BAM), 6.00%, 4/1/48	1,000	1,001,894
		$ 1,603,148

10
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 0.5%
Bexar County, TX, Venue Project Revenue, (AG), 2.434%, 8/15/33	$1,505	$ 1,273,525
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.457%, 9/1/32	1,500	1,275,520
Successor Agency to San Bernardino County Redevelopment Agency, CA:
(AG), 3.75%, 9/1/25	500	499,559
(AG), 4.00%, 9/1/26	500	496,263
		$ 3,544,867
Insured - Transportation — 0.2%
Alameda Corridor Transportation Authority, CA, (AG), 0.00%, 10/1/38	$2,500	$ 1,162,192
		$ 1,162,192
Special Tax Revenue — 1.1%
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 4.726%, 7/1/27	$1,975	$ 1,998,606
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	2,000	1,803,389
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	335	332,995
Oneida Indian Nation of New York, NY, 7.25%, 9/1/34(1)	3,255	3,292,433
		$ 7,427,423
Total Taxable Municipal Obligations (identified cost $40,706,328)		$ 40,338,983
Total Investments — 101.5% (identified cost $743,166,467)		$719,936,179
Other Assets, Less Liabilities — (1.5)%		$(10,781,644)
Net Assets — 100.0%		$709,154,535

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $37,516,253 or 5.3% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2025.
(3)	When-issued security.
(4)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2025.
At July 31, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
California	19.0%
Others, representing less than 10% individually	82.5%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2025, 10.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 5.5% of total investments.

11
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2025
Portfolio of Investments — continued

Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
MBS	– Mortgage-Backed Security
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
12
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2025
Statement of Assets and Liabilities

July 31, 2025
Assets
Investments, at value (identified cost $743,166,467)	$719,936,179
Cash	1,494,963
Interest receivable	7,416,776
Receivable for investments sold	6,053,556
Receivable for Fund shares sold	2,048,792
Receivable from affiliates	71,092
Trustees' deferred compensation plan	77,882
Total assets	$737,099,240
Liabilities
Payable for investments purchased	$47,769
Payable for when-issued securities	25,503,306
Payable for Fund shares redeemed	1,515,054
Distributions payable	151,813
Payable to affiliates:
Investment adviser and administration fee	357,124
Distribution and service fees	21,536
Sub-transfer agency fee	2,462
Trustees' deferred compensation plan	77,882
Accrued expenses	267,759
Total liabilities	$27,944,705
Net Assets	$709,154,535
Sources of Net Assets
Paid-in capital	$786,588,318
Accumulated loss	(77,433,783)
Net Assets	$709,154,535
Class A Shares
Net Assets	$70,904,567
Shares Outstanding	6,465,420
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.97
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$11.34
Class C Shares
Net Assets	$7,228,482
Shares Outstanding	659,359
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.96
Class I Shares
Net Assets	$631,021,486
Shares Outstanding	57,463,926
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.98
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
13
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2025
Statement of Operations

Year Ended
July 31, 2025
Investment Income
Interest income	$29,689,225
Total investment income	$29,689,225
Expenses
Investment adviser and administration fee	$4,142,553
Distribution and service fees:
Class A	165,052
Class C	89,835
Trustees’ fees and expenses	45,706
Custodian fee	176,453
Transfer and dividend disbursing agent fees	217,203
Legal and accounting services	133,000
Printing and postage	19,913
Registration fees	92,983
Miscellaneous	202,309
Total expenses	$5,285,007
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$341,917
Total expense reductions	$341,917
Net expenses	$4,943,090
Net investment income	$24,746,135
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$199,749
Futures contracts	1,093,490
Net realized gain	$1,293,239
Change in unrealized appreciation (depreciation):
Investments	$(26,428,288)
Net change in unrealized appreciation (depreciation)	$(26,428,288)
Net realized and unrealized loss	$(25,135,049)
Net decrease in net assets from operations	$(388,914)
14
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2025
Statements of Changes in Net Assets

	Year Ended July 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$24,746,135	$21,593,235
Net realized gain	1,293,239	4,117,038
Net change in unrealized appreciation (depreciation)	(26,428,288)	10,038,450
Net increase (decrease) in net assets from operations	$(388,914)	$35,748,723
Distributions to shareholders:
Class A	$(2,178,890)	$(1,911,386)
Class C	(226,813)	(331,160)
Class I	(22,126,318)	(18,686,601)
Total distributions to shareholders	$(24,532,021)	$(20,929,147)
Transactions in shares of beneficial interest:
Class A	$12,864,877	$(1,923,021)
Class C	(3,417,252)	(4,682,182)
Class I	69,261,351	80,369,501
Net increase in net assets from Fund share transactions	$78,708,976	$73,764,298
Net increase in net assets	$53,788,041	$88,583,874
Net Assets
At beginning of year	$655,366,494	$566,782,620
At end of year	$709,154,535	$655,366,494
15
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2025
Financial Highlights

	Class A
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$11.35	$11.13	$11.39	$12.87	$12.33
Income (Loss) From Operations
Net investment income(1)	$0.37	$0.38	$0.33	$0.21	$0.23
Net realized and unrealized gain (loss)	(0.38)	0.20	(0.26)	(1.28)	0.54
Total income (loss) from operations	$(0.01)	$0.58	$0.07	$(1.07)	$0.77
Less Distributions
From net investment income	$(0.37)	$(0.36)	$(0.33)	$(0.22)	$(0.23)
From net realized gain	—	—	—	(0.19)	—
Total distributions	$(0.37)	$(0.36)	$(0.33)	$(0.41)	$(0.23)
Net asset value — End of year	$10.97	$11.35	$11.13	$11.39	$12.87
Total Return(2)	(0.12)%	5.36%	0.65%	(8.47)%	6.34%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$70,905	$60,358	$61,217	$79,594	$127,729
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.97%	0.94%	0.98%	0.93%	0.92%
Interest and fee expense(4)	—	0.01%	0.01%	—	0.00%(5)
Total expenses	0.97%	0.95%	0.99%	0.93%	0.92%
Net expenses	0.92%	0.92%	0.99%	0.93%	0.92%
Net investment income	3.33%	3.38%	2.95%	1.77%	1.84%
Portfolio Turnover	152%	118%	98%	35%	62%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(5)	Amount is less than 0.005%.
16
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2025
Financial Highlights — continued

	Class C
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$11.35	$11.13	$11.39	$12.87	$12.33
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.29	$0.24	$0.12	$0.14
Net realized and unrealized gain (loss)	(0.39)	0.21	(0.26)	(1.28)	0.54
Total income (loss) from operations	$(0.10)	$0.50	$(0.02)	$(1.16)	$0.68
Less Distributions
From net investment income	$(0.29)	$(0.28)	$(0.24)	$(0.13)	$(0.14)
From net realized gain	—	—	—	(0.19)	—
Total distributions	$(0.29)	$(0.28)	$(0.24)	$(0.32)	$(0.14)
Net asset value — End of year	$10.96	$11.35	$11.13	$11.39	$12.87
Total Return(2)	(0.95)%	4.57%	(0.11)%	(9.15)%	5.55%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$7,228	$10,908	$15,391	$24,274	$36,398
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	1.72%	1.69%	1.73%	1.68%	1.67%
Interest and fee expense(4)	—	0.01%	0.01%	—	0.00%(5)
Total expenses	1.72%	1.70%	1.74%	1.68%	1.67%
Net expenses	1.67%	1.67%	1.74%	1.68%	1.67%
Net investment income	2.56%	2.63%	2.20%	1.03%	1.11%
Portfolio Turnover	152%	118%	98%	35%	62%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(5)	Amount is less than 0.005%.
17
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2025
Financial Highlights — continued

	Class I
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$11.37	$11.15	$11.41	$12.89	$12.35
Income (Loss) From Operations
Net investment income(1)	$0.40	$0.40	$0.36	$0.24	$0.27
Net realized and unrealized gain (loss)	(0.39)	0.21	(0.26)	(1.28)	0.54
Total income (loss) from operations	$0.01	$0.61	$0.10	$(1.04)	$0.81
Less Distributions
From net investment income	$(0.40)	$(0.39)	$(0.36)	$(0.25)	$(0.27)
From net realized gain	—	—	—	(0.19)	—
Total distributions	$(0.40)	$(0.39)	$(0.36)	$(0.44)	$(0.27)
Net asset value — End of year	$10.98	$11.37	$11.15	$11.41	$12.89
Total Return(2)	0.14%	5.53%	0.90%	(8.22)%	6.60%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$631,021	$584,101	$490,175	$645,430	$1,202,483
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.72%	0.69%	0.73%	0.67%	0.67%
Interest and fee expense(4)	—	0.01%	0.01%	—	0.00%(5)
Total expenses	0.72%	0.70%	0.74%	0.67%	0.67%
Net expenses	0.67%	0.67%	0.74%	0.67%	0.67%
Net investment income	3.58%	3.63%	3.19%	2.01%	2.10%
Portfolio Turnover	152%	118%	98%	35%	62%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(5)	Amount is less than 0.005%.
18
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of July 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
19

Eaton Vance
Municipal Opportunities Fund
July 31, 2025
Notes to Financial Statements — continued

G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a Fund), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. Interest expense related to the Fund's liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the Fund agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. The Fund had no Floating Rate Notes outstanding during the year ended July 31, 2025.
In certain circumstances, the Fund may enter into shortfall and forbearance agreements with brokers by which the Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of July 31, 2025.
The Fund may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Fund began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Fund has elected to treat its investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Fund’s value-at-risk (VaR)-based limits on leverage risk.The Fund may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  Futures Contracts —Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest
20

Eaton Vance
Municipal Opportunities Fund
July 31, 2025
Notes to Financial Statements — continued

on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
K  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended July 31, 2025 and July 31, 2024 was as follows:
	Year Ended July 31,
	2025	2024
Tax-exempt income	$21,517,634	$18,239,948
Ordinary income	$3,014,387	$2,689,199
As of July 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 144,668
Deferred capital losses	(54,983,404)
Net unrealized depreciation	(22,443,234)
Distributions payable	(151,813)
Accumulated loss	$(77,433,783)
At July 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $54,983,404 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at July 31, 2025, $16,732,028 are short-term and $38,251,376 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$742,379,413
Gross unrealized appreciation	$5,853,005
Gross unrealized depreciation	(28,296,239)
Net unrealized depreciation	$(22,443,234)
21

Eaton Vance
Municipal Opportunities Fund
July 31, 2025
Notes to Financial Statements — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
For the year ended July 31, 2025, the Fund's investment adviser and administration fee amounted to $4,142,553 or 0.59% of the Fund’s average daily net assets.
EVM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.92%, 1.67% and 0.67% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after December 1, 2025. Pursuant to this agreement, EVM waived and/or reimbursed $341,917 of the Fund’s operating expenses for the year ended July 31, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended July 31, 2025, EVM earned $7,972 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $6,523 as its portion of the sales charge on sales of Class A shares for the year ended July 31, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended July 31, 2025 in the amount of $1,498. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2025 amounted to $165,052 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended July 31, 2025, the Fund paid or accrued to EVD $67,376 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended July 31, 2025 amounted to $22,459 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
22

Eaton Vance
Municipal Opportunities Fund
July 31, 2025
Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2025, the Fund was informed that EVD received $1,452 and $332 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the year ended July 31, 2025 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$1,145,343,990	$1,079,619,433
U.S. Government and Agency Securities	—	5,504,297
	$1,145,343,990	$1,085,123,730
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended July 31, 2025		Year Ended July 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	2,528,040	$ 28,386,140	1,433,544	$ 15,898,752
Issued to shareholders electing to receive payments of distributions in Fund shares	180,866	2,035,706	156,935	1,740,743
Redemptions	(1,561,308)	(17,556,969)	(1,772,973)	(19,562,516)
Net increase (decrease)	1,147,598	$ 12,864,877	(182,494)	$ (1,923,021)
Class C
Sales	100,381	$ 1,132,045	116,343	$ 1,293,237
Issued to shareholders electing to receive payments of distributions in Fund shares	19,717	222,339	28,267	313,075
Redemptions	(422,082)	(4,771,636)	(566,583)	(6,288,494)
Net decrease	(301,984)	$ (3,417,252)	(421,973)	$ (4,682,182)
Class I
Sales	26,549,955	$298,502,037	26,844,361	$295,215,567
Issued to shareholders electing to receive payments of distributions in Fund shares	1,835,523	20,691,324	1,532,680	17,053,644
Redemptions	(22,315,980)	(249,932,010)	(20,964,085)	(231,899,710)
Net increase	6,069,498	$ 69,261,351	7,412,956	$ 80,369,501
23

Eaton Vance
Municipal Opportunities Fund
July 31, 2025
Notes to Financial Statements — continued

8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At July 31, 2025, there were no obligations outstanding under these financial instruments.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the year ended July 31, 2025, the Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended July 31, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts	$1,093,490	$ —
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
The average notional cost of futures contracts (short) outstanding during the year ended July 31, 2025, which is indicative of the volume of this derivative type, was approximately $148,000.
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended July 31, 2025.
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
24

Eaton Vance
Municipal Opportunities Fund
July 31, 2025
Notes to Financial Statements — continued

At July 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$ 437,644	$ —	$ 437,644
Tax-Exempt Municipal Obligations	—	679,159,552	—	679,159,552
Taxable Municipal Obligations	—	40,338,983	—	40,338,983
Total Investments	$ —	$719,936,179	$ —	$719,936,179
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended July 31, 2025 is not presented.
25

Eaton Vance
Municipal Opportunities Fund
July 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Municipal Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Municipal Opportunities Fund (the "Fund") (one of the funds constituting Eaton Vance Municipals Trust), including the portfolio of investments, as of July 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 19, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
26

Eaton Vance
Municipal Opportunities Fund
July 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended July 31, 2025, the Fund designates 87.71% of distributions from net investment income as an exempt-interest dividend.
27

Eaton Vance
Municipal Opportunities Fund
July 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
28

Eaton Vance
Municipal Opportunities Fund
July 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
29

Eaton Vance
Municipal Opportunities Fund
July 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Municipal Opportunities Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
30

Eaton Vance
Municipal Opportunities Fund
July 31, 2025
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
31

This Page Intentionally Left Blank

EMOAX-NCSR    7.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	September 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	September 24, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	September 24, 2025